UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 4175

DREYFUS CASH MANAGEMENT (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	1/31/09

FORM N-CSR

Item 1.	Reports to Stockholders.

Contents

The Funds

Letter to Shareholders (Taxable)	3
Letter to Shareholders (Tax-Exempt)	5
Understanding Your Fund’s Expenses	7
Comparing Your Fund’s Expenses
With Those of Other Funds	9
Statements of Investments	11
Statements of Assets and Liabilities	69
Statements of Operations	72
Statements of Changes in Net Assets	75
Financial Highlights	81
Notes to Financial Statements	92
Report of Independent Registered
Public Accounting Firm	101
Important Tax Information	102
Board Members Information	103
Officers of the Funds	104
For More Information

Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Dreyfus Cash Management Funds

The Funds

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present the annual report for Dreyfus Cash Management Funds (Taxable). For the 12-month period ended January 31, 2009, the six Dreyfus Cash Management Funds (Taxable) listed below produced the following yields and effective yields.1,2

		Effective
	Yield (%)	Yield (%)

Dreyfus Cash Management
Institutional Shares	2.61	2.64
Investor Shares	2.36	2.39
Administrative Shares	2.51	2.54
Participant Shares	2.21	2.24
Agency Shares	2.55	2.58
Dreyfus Cash Management Plus, Inc.
Institutional Shares	2.62	2.65
Investor Shares	2.37	2.39
Administrative Shares	2.52	2.54
Participant Shares	2.22	2.24
Service Shares	2.12	2.14
Select Shares	1.82	1.84
Agency Shares	2.56	2.59
Dreyfus Government Cash Management
Institutional Shares	1.99	2.00
Investor Shares	1.74	1.75
Administrative Shares	1.89	1.90
Participant Shares	1.59	1.60
Agency Shares	1.93	1.95
Dreyfus Government Prime Cash Management
Institutional Shares	1.89	1.90
Investor Shares	1.64	1.65
Administrative Shares	1.79	1.80
Participant Shares	1.49	1.50
Agency Shares	1.83	1.84
Dreyfus Treasury & Agency Cash Management
Institutional Shares	1.26	1.27
Investor Shares	1.03	1.03
Administrative Shares	1.16	1.17
Participant Shares	0.92	0.93
Service Shares	0.86	0.86
Select Shares	0.66	0.66
Agency Shares	1.20	1.21
Premier Shares	0.99	0.99
Dreyfus Treasury Prime Cash Management
Institutional Shares	1.23	1.24
Investor Shares	1.00	1.01
Administrative Shares	1.14	1.14
Participant Shares	0.88	0.88
Agency Shares	1.17	1.18

Interest Rates Fell as U.S. Economy Struggled

Slumping U.S. housing markets, sluggish consumer spending, resurgent energy prices and the first report of monthly job losses in four years already had produced a weaker U.S. economy by the start of the reporting period. As a result, the Federal Reserve Board (the “Fed”) had reduced the overnight federal funds rate from 5.25% in September 2007 to 3.00% at the end of January 2008. In addition, Congress enacted an economic stimulus package just days before the reporting period began.

Additional evidence of economic weakness mounted in February, and the credit crisis intensified as institutional investors de-levered their portfolios to raise cash for margin calls and redemption requests. In March, the Fed participated in the rescue of investment bank Bear Stearns and made funds available to Wall Street firms in an unprecedented program allowing the use of mortgage-backed securities as collateral. Meanwhile, unemployment continued to rise, and the first quarter of the year ended with an annualized GDP growth rate of 0.90%.

After a brief market rally in the spring, reports of additional write-downs by major banks in June sparked renewed volatility in the stock and bond markets. However, a surge in exports boosted the economic growth rate to 2.80% in the second quarter.

The bad news continued to mount over the summer, including greater-than-expected losses by mortgage agencies Fannie Mae and Freddie Mac in July and another jump in the unemployment rate in August. September ranked as one of the most challenging months in memory, as financial institutions found themselves unable to obtain short-term funding for their operations. In the ensuing tumult, the U.S. government effectively nationalized Fannie Mae, Freddie Mac and insurer AIG; Lehman Brothers filed for bankruptcy; Washington Mutual was seized by regulators; and Merrill Lynch and Wachovia were sold to former rivals. The U.S. Treasury Department proposed and Congress passed the $700 billionTroubled Assets Relief

The Funds 3

LETTER TO SHAREHOLDERS (continued)

Program (TARP) to shore up the nation’s banking system. It later was announced that U.S. GDP contracted by a 0.50% annualized rate in the third quarter.

Money Markets Suffered in the Financial Crisis

Money market funds were not immune to the financial crisis. The Lehman Brothers bankruptcy led to challenging liquidity conditions in the commercial paper market. In an effort to curtail diminishing confidence and help restore liquidity and stability to the financial system, the Department of Treasury initiated several measures including the Temporary Guarantee Program for Money Market Funds. Consequently, the commercial paper market began to stabilize, as evidenced by rising trading activity.

In October, the Fed and other central banks around the world implemented a coordinated rate cut to combat spreading global economic weakness. Nonetheless, the economic downturn gained momentum, and retailers suffered through their worst holiday season in many years. Meanwhile, the National Bureau of Economic Research officially declared in November that the U.S. economy has been in a recession since late 2007, a pronouncement that appeared to be confirmed by more job losses and another rise in the unemployment rate in December to 7.20%, its highest level since 1993. All told, the U.S. economy shed 2.60 million jobs in 2008. The Fed followed up with additional interest-rate reductions, and the target for the federal funds rate ended 2008 between 0% and 0.25%, a record low. It later was announced that GDP contracted by 6.20% in the fourth quarter, contributing to a 1.10% growth rate for 2008 overall.

Disappointing economic news continued to constrain investor sentiment in January, as the unemployment rate soared to 7.60% and the National Association of Realtors reported that the median sales price of single-family homes in December had fallen 12% compared to one year earlier, the most on record.

Maintaining a Focus on Quality

For most of the reporting period, we maintained the funds’ weighted average maturities in positions we considered longer than industry averages. September’s developments constrained our ability to find longer-dated money market instruments at reasonable prices, and we shifted the funds’ focus to instruments with overnight maturities. We subsequently have maintained the funds’ weighted average maturities in a range that is roughly in line with industry averages.

Despite a massive stimulus package from the Obama Administration and new measures designed to address the banking crisis, we currently expect reduced liquidity and tighter loan standards to dampen economic growth over the foreseeable future. Therefore, we intend to maintain the funds’ conservative credit posture and focus on liquidity.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

[2]	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, the Dreyfus Treasury & Agency Cash Management Fund’s Investor, Participant, Service, Select and Premier Shares’ yields would have been 1.01%, 0.84%, 0.81%, 0.52% and 0.94%, respectively, and the effective yields would have been 1.02%, 0.84%, 0.81%, 0.52% and 0.94%, respectively. Also, had these expenses not been absorbed, the Dreyfus Treasury Prime Cash Management Fund’s Investor, Administrative and Participant Shares’ yields would have been 0.98%, 1.13% and 0.79%, respectively, and the effective yields would have been 0.98%, 1.14% and 0.79%, respectively.

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present the annual report for Dreyfus Cash Management Funds (Tax Exempt). For the 12-month period ended January 31, 2009, the five tax-exempt money market portfolios that comprise Dreyfus Cash Management Funds (Tax Exempt) produced the following yields and effective yields:1,2

		Effective
	Yield (%)	Yield (%)

Dreyfus Municipal Cash Management Plus
Institutional Shares	2.14	2.16
Investor Shares	1.89	1.91
Administrative Shares	2.04	2.06
Participant Shares	1.74	1.75
Agency Shares	2.08	2.10
Dreyfus New York Municipal Cash Management
Institutional Shares	1.97	1.99
Investor Shares	1.72	1.73
Administrative Shares	1.87	1.88
Participant Shares	1.57	1.58
Agency Shares	1.91	1.93
Dreyfus Tax Exempt Cash Management
Institutional Shares	2.08	2.10
Investor Shares	1.84	1.85
Administrative Shares	1.98	2.00
Participant Shares	1.69	1.70
Agency Shares	2.02	2.04
Dreyfus California AMT-Free Municipal Cash Management
Institutional Shares	1.86	1.88
Investor Shares	1.61	1.62
Administrative Shares	1.76	1.77
Participant Shares	1.46	1.47
Agency Shares	1.80	1.82
Dreyfus New York AMT-Free Municipal Cash Management†
Institutional Shares	0.69	0.70
Investor Shares	0.44	0.45
Administrative Shares	0.60	0.60
Participant Shares	0.30	0.30
Classic Shares	0.21	0.21

†	The Fund changed its fiscal year-end from December 31 to January 31.
Yields represent period from December 31, 2008, through January 31, 2009.

Economic Slump and Financial Crisis Roiled Financial Markets

Economic conditions already had begun to deteriorate by the start of the reporting period as a result of weakness in U.S. housing markets, rising unemployment and declining consumer confidence. In response, the Federal Reserve Board (the “Fed”) had implemented several reductions in the overnight federal funds rate, which had fallen from a cyclical peak of 5.25% to 3.00% by the start of the reporting period.

Despite these aggressive shifts in monetary policy, a credit crisis that had originated in the sub-prime mortgage market gathered steam during February 2008. Institutional investors continued to de-lever their portfolios, selling their more liquid and credit-worthy holdings, including tax-exempt securities, to meet margin calls.

In March, the Fed participated in the rescue of investment bank Bear Stearns and made funds available to Wall Street firms in an unprecedented program allowing the use of mortgage-backed securities as collateral. These moves sparked a brief market rally in the spring. However, additional job losses and reports of more write-downs by major banks led to renewed volatility in the stock and bond markets in June.The bad news continued to mount over the summer, including greater-than-expected losses by mortgage agencies Fannie Mae and Freddie Mac in July and another jump in the unemployment rate in August.

September ranked as one of the most challenging months in memory, as financial institutions found themselves unable to obtain short-term funding for their operations. In the ensuing tumult, the U.S. government effectively nationalized Fannie Mae, Freddie Mac and insurer AIG; Lehman Brothers filed for bankruptcy; Washington Mutual was seized by regulators; and Merrill Lynch and Wachovia were sold to former rivals. The U.S. Treasury Department proposed and Congress passed the $700 billionTroubled Assets Relief Program (TARP) to shore up the nation’s banking system.The Fed also intervened with massive injections of liquidity and additional rate cuts, which drove its target for the federal funds rate to a record low of 0% to 0.25% by the end of 2008.

The Funds 5

LETTER TO SHAREHOLDERS (continued)

Municipal Issuers Face Revenue Shortfalls

The tax-exempt money markets were not immune to the financial crisis, as credit concerns caused dislocations among short-term money market instruments, including tax-exempt variable rate demand notes (“VRDNs”), and a surge in redemptions from some funds.These developments pushed yields ofVRDNs to unusually elevated levels. In an effort to restore stability to the financial system, the U.S. Department of the Treasury initiated several remedial measures, including the Temporary Guarantee Program for Money Market Funds. These measures calmed investors to a degree, and liquidity and yields amongVRDNs soon returned to normalized levels. During this period there was no disruption in the liquidity of theVRDN sector.

Throughout the reporting period, states and municipalities faced mounting credit pressures due to weak housing markets, rising unemployment, reduced sales and income tax collections and intensifying demands on social services programs. New York was particularly hard-hit by the turmoil on Wall Street, and California received a credit rating downgrade later in the reporting period as it struggled to bridge a massive budget deficit.

Focusing on Credit Quality and Liquidity

In this volatile environment, the funds invested exclusively in direct, high-quality municipal obligations that have been independently approved by our credit analysts. In light of the issues confronting the market, we maintained a conservative credit selection strategy, including increased credit surveillance of each fund’s holdings.

Early in the reporting period, we set the funds’ weighted average maturities in ranges that were longer than industry averages in order to capture higher yields for as long as we deemed practical while interest rates fell. However, we later shortened the funds’ weighted average maturities to weather the dislocations caused by the financial crisis. This enabled us to take greater advantage of the outsized yields offered by VRDNs at the time. We subsequently retained the funds’ short weighted average maturities to maintain ready liquidity, but this position has had relatively little impact on the funds’ yields due to meager yield differences along the municipal money market’s maturity range.

We expect the supply of newly issued municipal notes to increase in coming months due to greater borrowing needs among states and municipalities, which may be met by robust investor demand as municipal yields remain attractive compared to yields of U.S. Treasury bills. Still, we intend to maintain a conservative credit selection strategy and short weighted average maturities until we are confident that the crisis has passed.

An investment in each fund is not insured or guaranteed by the FDIC or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

For the national funds, income may be subject to state and local taxes. For the NewYork fund, income may be subject to state and local taxes for out- of-state residents. For each fund, some income may be subject to the federal alternative minimum tax (AMT).

[2]	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, the Dreyfus California AMT-Free Municipal Cash Management Fund’s Institutional, Investor, Administrative, Participant and Agency Shares’ yields would have been 1.81%, 1.56%, 1.71%, 1.41% and 1.75%, respectively, and the effective yields would have been 1.83%, 1.57%, 1.72%, 1.42% and 1.76%, respectively. Also, had these expenses not been absorbed, the Dreyfus NewYork AMT-Free Municipal Cash Management Fund’s Classic Shares’ yield would have been 0.20% and the effective yield would have been 0.20%.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from August 1,2008 to January 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended January 31, 2009

	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic

Dreyfus Cash
Management
Expenses paid
per $1,000†	$ 1.16	$ 2.43	$ 1.62	$ 3.18	—	—	$ 1.47	—	—
Ending value
(after expenses)	$1,011.20	$1,009.90	$1,010.70	$1,009.10	—	—	$1,010.90	—	—
Dreyfus Cash
Management
Plus, Inc.
Expenses paid
per $1,000†	$ 1.21	$ 2.53	$ 1.72	$ 3.28	$ 3.74	$ 5.30	$ 1.31	—	—
Ending value
(after expenses)	$1,011.00	$1,009.70	$1,010.40	$1,008.90	$1,008.40	$1,006.90	$1,010.70	—	—
Dreyfus
Government Cash
Management
Expenses paid
per $1,000†	$ 1.16	$ 2.37	$ 1.61	$ 3.12	—	—	$ 1.36	—	—
Ending value
(after expenses)	$1,006.90	$1,005.60	$1,006.40	$1,004.90	—	—	$1,006.70	—	—
Dreyfus
Government Prime
Cash Management
Expenses paid
per $1,000†	$ 1.16	$ 2.42	$ 1.66	$ 3.12	—	—	$ 1.41	—	—
Ending value
(after expenses)	$1,006.60	$1,005.40	$1,006.10	$1,004.60	—	—	$1,006.30	—	—
Dreyfus Treasury &
Agency Cash
Management
Expenses paid
per $1,000†	$ 1.16	$ 2.21	$ 1.61	$ 2.52	$ 2.97	$ 3.27	$ 1.46	$ 2.37	—
Ending value
(after expenses)	$1,003.50	$1,002.40	$1,002.90	$1,002.10	$1,001.90	$1,001.40	$1,003.10	$1,002.20	—
Dreyfus
Treasury Prime
Cash Management
Expenses paid
per $1,000†	$ 1.11	$ 2.16	$ 1.61	$ 2.57	—	—	$ 1.41	—	—
Ending value
(after expenses)	$1,003.70	$1,002.60	$1,003.20	$1,002.20	—	—	$1,003.40	—	—
Dreyfus
Municipal Cash
Management Plus
Expenses paid
per $1,000†	$ 1.16	$ 2.42	$ 1.67	$ 3.18	—	—	$ 1.47	—	—
Ending value
(after expenses)	$1,010.30	$1,009.10	$1,009.80	$1,008.30	—	—	$1,010.00	—	—

The Funds 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited) (continued)

Expenses and Value of a $1,000 Investment (continued) assuming actual returns for the six months ended January 31, 2009

	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic

Dreyfus
New York
Municipal Cash
Management
Expenses paid
per $1,000†	$ 1.16	$ 2.42	$ 1.67	$ 3.18	—	—	$ 1.46	—	—
Ending value
(after expenses)	$1,009.70	$1,008.40	$1,009.10	$1,007.60	—	—	$1,009.30	—	—
Dreyfus
Tax Exempt Cash
Management
Expenses paid
per $1,000†	$ 1.16	$ 2.42	$ 1.67	$ 3.18	—	—	$ 1.47	—	—
Ending value
(after expenses)	$1,010.10	$1,008.80	$1,009.60	$1,008.10	—	—	$1,009.80	—	—
Dreyfus California
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$ .96	$ 2.22	$ 1.46	$ 2.98	—	—	$ 1.26	—	—
Ending value
(after expenses)	$1,008.90	$1,007.60	$1,008.40	$1,006.90	—	—	$1,008.60	—	—
Dreyfus New York
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$ 1.21	$ 2.47	$ 1.31	$ 2.47	—	—	—	—	$ 3.68
Ending value
(after expenses)	$1,009.00	$1,007.70	$1,006.70	$1,005.50	—	—	—	—	$1,006.50

† Expenses are equal to Dreyfus Cash Management’s annualized expense ratio of .23% for Institutional Shares, .48% for Investor Shares, .32% for Administrative Shares, .63% for
Participant Shares and .29% for Agency Shares, Dreyfus Cash Management Plus, Inc 24% for Institutional Shares, .50% for Investor Shares, .34% for Administrative Shares, .65%
for Participant Shares, .74% for Service Shares, 1.05% for Select Shares and .26% for Agency Shares, Dreyfus Government Cash Management .23% for Institutional Shares, .47% for
Investor Shares, .32% for Administrative Shares, .62% for Participant Shares and .27% for Agency Shares, Dreyfus Government Prime Cash Management .23% for Institutional
Shares, .48% for Investor Shares, .33% for Administrative Shares, .62% for Participant Shares and .28% for Agency Shares, Dreyfus Treasury & Agency Cash Management .23% for
Institutional Shares, .44% for Investor Shares, .32% for Administrative Shares, .50% for Participant Shares, .59% for Service Shares, .65% for Select Shares, .29% for Agency Shares
and .47% for Premier Shares, Dreyfus Treasury Prime Cash Management .22% for Institutional Shares, .43% for Investor Shares, .32% for Administrative Shares, .51% for
Participant Shares and .28% for Agency Shares, Dreyfus Municipal Cash Management Plus .23% for Institutional Shares, .48% for Investor Shares, .33% for Administrative Shares,
.63% for Participant Shares and .29% for Agency Shares, Dreyfus NewYork Municipal Cash Management .23% for Institutional Shares, .48% for Investor Shares, .33% for
Administrative Shares, .63% for Participant Shares and .29% for Agency Shares, Dreyfus Tax Exempt Cash Management .23% for Institutional Shares, .48% for Investor Shares,
.33% for Administrative Shares, .63% for Participant Shares and .29% for Agency Shares, Dreyfus California AMT-Free Municipal Cash Management .19% for Institutional Shares,
.44% for Investor Shares, .29% for Administrative Shares, .59% for Participant Shares and .25% for Agency Shares; multiplied by the respective fundís average account value over the period, multiplied by 184/366 (to reflect the one-half year period), for Dreyfus NewYork AMT-Free Municipal Cash Management expense ratio is .24% for Institutional Shares, .49%
for Investor Shares, .73% for Classic Shares, multiplied by the average account value over the period, multiplied by184/366 (to reflect the one-half year period) and .34% for
Administrative Shares and .64% for Participant Shares multiplied by the average account value over the period, multiplied by 141/366 (to reflect the actual days in the period).

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2009
	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic

Dreyfus Cash
Management
Expenses paid
per $1,000†	$ 1.17	$ 2.44	$ 1.63	$ 3.20	—	—	$ 1.48	—	—
Ending value
(after expenses)	$1,023.98	$1,022.72	$1,023.53	$1,021.97	—	—	$1,023.68	—	—
Dreyfus Cash
Management
Plus, Inc.
Expenses paid
per $1,000†	$ 1.22	$ 2.54	$ 1.73	$ 3.30	$ 3.76	$ 5.33	$ 1.32	—	—
Ending value
(after expenses)	$1,023.93	$1,022.62	$1,023.43	$1,021.87	$1,021.42	$1,019.86	$1,023.83	—	—
Dreyfus
Government Cash
Management
Expenses paid
per $1,000†	$ 1.17	$ 2.39	$ 1.63	$ 3.15	—	—	$ 1.37	—	—
Ending value
(after expenses)	$1,023.98	$1,022.77	$1,023.53	$1,022.02	—	—	$1,023.78	—	—
Dreyfus
Government Prime
Cash Management
Expenses paid
per $1,000†	$ 1.17	$ 2.44	$ 1.68	$ 3.15	—	—	$ 1.42	—	—
Ending value
(after expenses)	$1,023.98	$1,022.72	$1,023.48	$1,022.02	—	—	$1,023.73	—	—
Dreyfus Treasury &
Agency Cash
Management
Expenses paid
per $1,000†	$ 1.17	$ 2.24	$ 1.63	$ 2.54	$ 3.00	$ 3.30	$ 1.48	$ 2.39	—
Ending value
(after expenses)	$1,023.98	$1,022.92	$1,023.53	$1,022.62	$1,022.17	$1,021.87	$1,023.68	$1,022.77	—
Dreyfus
Treasury Prime
Cash Management
Expenses paid
per $1,000†	$ 1.12	$ 2.19	$ 1.63	$ 2.59	—	—	$ 1.42	—	—
Ending value
(after expenses)	$1,024.03	$1,022.97	$1,023.53	$1,022.57	—	—	$1,023.73	—	—
Dreyfus
Municipal Cash
Management Plus
Expenses paid
per $1,000†	$ 1.17	$ 2.44	$ 1.68	$ 3.20	—	—	$ 1.48	—	—
Ending value
(after expenses)	$1,023.98	$1,022.72	$1,023.48	$1,021.97	—	—	$1,023.68	—	—

The Funds 9

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited) (continued)

Expenses and Value of a $1,000 Investment (continued)
assuming a hypothetical 5% annualized return for the six months ended January 31, 2009

	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic

Dreyfus
New York
Municipal Cash
Management
Expenses paid
per $1,000†	$ 1.17	$ 2.44	$ 1.68	$ 3.20	—	—	$ 1.48	—	—
Ending value
(after expenses)	$1,023.98	$1,022.72	$1,023.48	$1,021.97	—	—	$1,023.68	—	—
Dreyfus
Tax Exempt Cash
Management
Expenses paid
per $1,000†	$ 1.17	$ 2.44	$ 1.68	$ 3.20	—	—	$ 1.48	—	—
Ending value
(after expenses)	$1,023.98	$1,022.72	$1,023.48	$1,021.97	—	—	$1,023.68	—	—
Dreyfus California
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$ .97	$ 2.24	$ 1.48	$ 3.00	—	—	$ 1.27	—	—
Ending value
(after expenses)	$1,024.18	$1,022.92	$1,023.68	$1,022.17	—	—	$1,023.88	—	—
Dreyfus New York
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$ 1.22	$ 2.49	$ 1.73	$ 3.25	—	—	—	—	$ 3.71
Ending value
(after expenses)	$1,023.93	$1,022.67	$1,023.43	$1,021.92	—	—	—	—	$1,021.47

† Expenses are equal to Dreyfus Cash Management’s annualized expense ratio of .23% for Institutional Shares, .48% for Investor Shares, .32% for Administrative Shares, .63% for
Participant Shares and .29% for Agency Shares, Dreyfus Cash Management Plus, Inc 24% for Institutional Shares, .50% for Investor Shares, .34% for Administrative Shares, .65%
for Participant Shares, .74% for Service Shares, 1.05% for Select Shares and .26% for Agency Shares, Dreyfus Government Cash Management .23% for Institutional Shares, .47% for
Investor Shares, .32% for Administrative Shares, .62% for Participant Shares and .27% for Agency Shares, Dreyfus Government Prime Cash Management .23% for Institutional
Shares, .48% for Investor Shares, .33% for Administrative Shares, .62% for Participant Shares and .28% for Agency Shares, Dreyfus Treasury & Agency Cash Management .23% for
Institutional Shares, .44% for Investor Shares, .32% for Administrative Shares, .50% for Participant Shares, .59% for Service Shares, .65% for Select Shares, .29% for Agency Shares
and .47% for Premier Shares, Dreyfus Treasury Prime Cash Management .22% for Institutional Shares, .43% for Investor Shares, .32% for Administrative Shares, .51% for
Participant Shares and .28% for Agency Shares, Dreyfus Municipal Cash Management Plus .23% for Institutional Shares, .48% for Investor Shares, .33% for Administrative Shares,
.63% for Participant Shares and .29% for Agency Shares, Dreyfus NewYork Municipal Cash Management .23% for Institutional Shares, .48% for Investor Shares, .33% for
Administrative Shares, .63% for Participant Shares and .29% for Agency Shares, Dreyfus Tax Exempt Cash Management .23% for Institutional Shares, .48% for Investor Shares,
.33% for Administrative Shares, .63% for Participant Shares and .29% for Agency Shares, Dreyfus California AMT-Free Municipal Cash Management .19% for Institutional Shares,
.44% for Investor Shares, .29% for Administrative Shares, .59% for Participant Shares and .25% for Agency Shares, for Dreyfus NewYork AMT-Free Municipal Cash Management
expense ratio is .24% for Institutional Shares, .49% for Investor Shares, .34% for Administrative Shares, .64% for Participant Shares and .73% for Classic Shares multiplied by the respective fund’s average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Please note that while Administrative Shares and Participant Shares of
Dreyfus NewYork AMT-Free Municipal Cash Management commenced initial offering on September 23, 2008, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period August 1, 2008 to January 31, 2009.

STATEMENT OF INVESTMENTS January 31, 2009

	Principal
Dreyfus Cash Management	Amount ($)	Value ($)

Negotiable Bank Certificates of Deposit—35.9%

Allied Irish Banks (Yankee)
1.50%, 3/18/09	150,000,000	150,000,000
Allied Irish Banks N.A. Inc. (Yankee)
2.30%, 3/4/09	540,000,000 [a]	540,000,000
Banca Intesa SpA (Yankee)
3.12%, 2/27/09	600,000,000	600,000,000
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
0.90%—1.70%, 3/16/09—4/9/09	975,000,000	975,013,049
Bank of America N.A.
1.80%, 2/10/09	140,000,000	140,000,000
Bank of Ireland (Yankee)
3.15%, 2/9/09	600,000,000 [a]	600,000,000
Bank of Scotland PLC (Yankee)
3.16%, 3/5/09	400,000,000	400,000,000
Barclays Bank PLC (Yankee)
2.00%—3.18%, 2/20/09—6/18/09	1,040,000,000	1,040,000,000
BNP Paribas (Yankee)
0.67%—0.95%, 4/14/09—7/13/09	1,025,000,000	1,025,000,000
Calyon (Yankee)
1.40%—2.50%, 3/5/09—3/18/09	1,150,000,000	1,150,000,000
Citibank (South Dakota) N.A., Sioux Falls
1.50%, 3/17/09	870,000,000	870,000,000
Compass Bank
3.18%, 3/5/09	100,000,000	100,000,000
Credit Suisse
0.79%, 2/11/09	475,000,000 [b]	475,000,000
Credit Suisse (Yankee)
1.42%—1.95%, 3/11/09—7/9/09	1,100,000,000	1,100,000,000
DnB NOR Bank ASA (Yankee)
1.26%, 4/8/09	175,000,000 [a]	175,000,000
Harris N.A.
0.60%, 3/23/09	135,000,000	135,000,000
Lloyds TSB Bank PLC (Yankee)
1.33%—1.48%, 4/7/09—7/13/09	755,000,000	755,002,790
Royal Bank of Scotland PLC (Yankee)
1.27%—2.35%, 3/5/09—5/12/09	1,275,000,000	1,275,000,000
Sanpaolo IMI U.S. Financial Co. (Yankee)
1.00%—1.05%, 4/7/09	350,000,000	350,000,000
Skandinaviska Enskilda Banken AB (London)
3.12%, 2/27/09	450,000,000 [a]	450,000,000
Societe Generale (Yankee)
0.63%—1.00%, 4/22/09—4/29/09	1,500,000,000	1,500,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
1.16%, 5/5/09	200,000,000	200,000,000
Total Negotiable Bank Certificates of Deposit
(cost $14,005,015,839)		14,005,015,839

The Funds 11

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Commercial Paper—38.0%

Abbey National North America LLC
0.25%, 2/2/09	800,000,000	799,994,445
ABN-AMRO North America Finance Inc.
2.31%, 3/5/09	140,000,000	139,713,778
Allied Irish Banks
1.44%, 4/6/09	175,000,000	174,555,111
Allied Irish Banks N.A. Inc.
1.30%—2.16%, 3/13/09—4/27/09	850,000,000 [a]	847,618,125
Amsterdam Funding Corp.
1.64%—2.52%, 2/3/09—2/18/09	318,500,000 [a]	318,320,101
ASB Finance Ltd.
1.51%, 4/23/09	225,000,000 [a]	224,240,625
Atlantic Asset Securitization LLC
1.61%—1.76%, 2/5/09—2/13/09	584,000,000 [a]	583,717,000
Banco Bilbao Vizcaya Argenteria Puerto Rico
3.14%, 2/11/09	300,000,000	299,742,500
Bank of Ireland
1.37%—3.16%, 2/9/09—4/7/09	1,100,000,000 [a]	1,098,498,264
Barton Capital LLC
1.54%—1.96%, 2/2/09—2/20/09	702,526,000 [a]	702,328,431
CAFCO LLC
1.61%, 2/18/09	100,000,000 [a]	99,924,444
Calyon NA Inc.
0.88%, 7/13/09	35,000,000	34,861,400
Cancara Asset Securitisation Ltd.
2.21%, 2/9/09—2/18/09	1,450,000,000 [a]	1,449,016,111
CHARTA LLC
1.61%—1.66%, 2/9/09—2/18/09	775,000,000 [a]	774,626,389
CIESCO LLC
1.61%, 2/23/09	278,000,000 [a]	277,728,178
Citigroup Funding Inc.
2.30%, 2/9/09	300,000,000	299,847,333
CRC Funding LLC
1.76%, 2/9/09	50,000,000 [a]	49,980,556
DZ Bank AG
1.51%, 4/6/09	500,000,000	498,666,667
Fairway Finance Company LLC
1.66%, 2/6/09	100,000,000 [a]	99,977,083
Gemini Securitization Corp., LLC
1.81%—2.77%, 2/2/09—2/19/09	500,000,000 [a]	499,721,424
General Electric Capital Corp.
2.26%—2.52%, 2/4/09	1,058,000,000	1,057,787,917
General Electric Co.
0.27%, 2/2/09	600,000,000	599,995,500

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Commercial Paper (continued)

Gotham Funding Corp.
1.76%, 2/10/09—2/18/09	630,000,000 [a]	629,577,813
Govco Inc.
1.61%, 2/23/09	200,000,000 [a]	199,804,444
Greenwich Capital Holdings Inc.
1.35%—2.36%, 3/3/09—4/9/09	295,000,000	294,325,312
Lloyds TSB Bank PLC
1.33%, 4/13/09	900,000,000	897,639,250
LMA Americas LLC
1.96%—2.21%, 2/17/09—2/26/09	457,100,000 [a]	456,576,505
Market Street Funding LLC
2.52%, 2/12/09	150,000,000 [a]	149,885,417
Surrey Funding Corp.
2.77%, 2/5/09	190,000,000 [a]	189,941,944
Thames Asset Global
Securitization No. 1 Inc.
2.01%, 2/25/09	200,000,000 [a]	199,733,333
Victory Receivables Corp.
1.74%—1.76%, 2/17/09—3/3/09	340,808,000 [a]	340,436,705
Windmill Funding Corp.
1.51%—2.52%, 2/3/09—2/18/09	555,430,000 [a]	555,172,177
Total Commercial Paper
(cost $14,843,954,282)		14,843,954,282

Corporate Notes—3.8%

Banca Intesa SpA
0.87%, 2/14/09	250,000,000 [b]	250,000,000
Barclays Bank PLC
0.84%, 2/28/09	500,000,000 [b]	500,000,000
Citigroup Funding Inc.
1.45%, 5/8/09	400,000,000 [b]	400,000,000
General Electric Capital Corp.
0.43%, 2/25/09	100,000,000 [b]	100,000,000
Morgan Stanley
0.59%, 2/4/09	250,000,000 [b]	250,000,000
Total Corporate Notes
(cost $1,500,000,000)		1,500,000,000

U.S. Government Agency—2.6%

Federal Home Loan Mortgage Corp.
1.06%, 4/16/09
(cost $1,000,000,000)	1,000,000,000 [b,c]	1,000,000,000

The Funds 13

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Time Deposits—11.9%

Commerzbank AG (Grand Cayman)
0.19%—0.31%, 2/2/09	1,250,000,000	1,250,000,000
Compass Bank (Grand Cayman)
0.15%, 2/2/09	400,000,000	400,000,000
Deutsche Bank AG (Grand Cayman)
0.19%, 2/2/09	700,000,000	700,000,000
DnB NOR Bank ASA (Grand Cayman)
0.19%, 2/2/09	600,000,000	600,000,000
DZ Bank AG (Grand Cayman)
0.25%, 2/2/09	110,000,000	110,000,000
HSH Nordbank AG (Grand Cayman)
0.31%, 2/2/09	500,000,000	500,000,000
JPMorgan Chase Bank, N.A. (Nassau)
0.19%, 2/2/09	905,000,000	905,000,000
Societe Generale (Grand Cayman)
0.28%, 2/2/09	200,000,000	200,000,000
Total Time Deposits
(cost $4,665,000,000)		4,665,000,000

Repurchase Agreements—8.2%

Barclays Financial LLC
0.25%-0.26%, dated 1/30/09, due 2/2/09 in the amount
of $1,201,025,854 (fully collateralized by
$336,109,200 Treasury Inflation Protected Securities,
1.375%-2.625%, due 7/15/13-7/15/18, value
$353,395,817, $138,002,000 U.S. Treasury Bonds,
8.50%-8.75%, due 5/15/17-2/15/20, value $205,020,054
and $647,071,100 U.S. Treasury Notes, 2%-3.625%, due
10/15/09-9/30/10, value $666,604,273)	1,201,000,000	1,201,000,000
Deutsche Bank Securities
0.27%, dated 1/30/09, due 2/2/09 in the amount of
$1,000,022,500 (fully collateralized by $164,768,000
Federal Farm Credit Bank, 3.875%, due 10/7/13, value
$175,958,493, $500,460,000 Federal Home Loan Bank,
2.03%-7.45%, due 3/26/09-9/25/28, value $522,597,227,
$120,468,000 Federal Home Loan Mortgage Corp.,
3.75%-6.75%, due 9/1/09-1/14/37, value $128,664,744,
$123,390,000 Federal National Mortgage Association, 0%-
4.375%, due 2/8/09-10/15/15, value $127,629,588 and
$45,148,000 U.S. Treasury Bonds, 8.125%, due 8/15/19,
value $65,150,026)	1,000,000,000	1,000,000,000

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Repurchase Agreements (continued)

HSBC USA Inc.
0.26%, dated 1/30/09, due 2/2/09 in the amount of
$1,000,021,667 (fully collateralized by $77,835,000
Federal Agricultural Mortgage Corp., 5.125%-5.50%,
due 7/15/11-4/19/17, value $80,990,588, $518,263,000
Federal Home Loan Mortgage Corp., 3.875%-5.125%, due
4/18/11-9/27/13, value $559,739,001 and $360,851,000
Federal National Mortgage Association, 2.875%-7.25%,
due 1/15/10-10/12/10, value $379,270,614)	1,000,000,000	1,000,000,000
Total Repurchase Agreements
(cost $3,201,000,000)		3,201,000,000

Total Investments (cost $39,214,970,121)	100.4%	39,214,970,121

Liabilities, Less Cash and Receivables	(.4%)	(173,408,608)

Net Assets	100.0%	39,041,561,513

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to $11,511,825,069 or 29.5% of net assets.
b Variable rate security—interest rate subject to periodic change.
c On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Banking	59.5	Finance	5.4
Asset-Backed/Multi-Seller Programs	15.4	U.S. Government Agency	2.6
Foreign/Governmental	8.7	Brokerage Firms	.6
Repurchase Agreements	8.2		100.4

† Based on net assets.
See notes to financial statements.

The Funds 15

STATEMENT OF INVESTMENTS January 31, 2009

	Principal
Dreyfus Cash Management Plus, Inc.	Amount ($)	Value ($)

Negotiable Bank Certificates of Deposit—51.9%

Allied Irish Banks (Yankee)
1.50%, 3/18/09	100,000,000	100,000,000
Bank of Ireland (Yankee)
1.09%, 4/14/09	50,000,000 [a]	50,000,000
Bank of Scotland PLC (Yankee)
3.15%, 2/9/09—2/20/09	335,000,000	335,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
1.18%, 4/28/09	300,000,000	300,000,000
Barclays Bank PLC (Yankee)
2.00%, 6/18/09	70,000,000	70,000,000
BNP Paribas (Yankee)
0.75%, 4/13/09	300,000,000	300,000,000
Branch Banking & Trust Co.
3.15%, 2/26/09	200,000,000	200,001,367
Calyon (Yankee)
1.10%, 4/8/09	325,000,000	325,000,000
Credit Suisse
0.79%, 2/11/09	200,000,000 [b]	200,000,000
DnB NOR Bank ASA (Yankee)
1.26%, 4/8/09	200,000,000 [a]	200,000,000
Landesbank Baden-Wurttemberg (Yankee)
3.15%, 2/11/09	300,000,000	300,000,000
Lloyds TSB Bank PLC (Yankee)
1.00%—1.14%, 4/13/09—4/14/09	350,000,000	350,007,865
Sanpaolo IMI U.S. Financial Co. (Yankee)
1.05%, 4/7/09	300,000,000	300,000,000
Societe Generale (Yankee)
0.65%, 4/14/09—4/16/09	350,000,000	350,000,000
UBS AG (Yankee)
3.20%, 3/9/09	500,000,000	500,000,000
Total Negotiable Bank Certificates of Deposit
(cost $3,880,009,232)		3,880,009,232

Commercial Paper—21.3%

Abbey National North America LLC
0.25%, 2/2/09	200,000,000	199,998,611
Allied Irish Banks
3.18%, 3/3/09	200,000,000	199,478,334
Allied Irish Banks N.A. Inc.
1.26%, 5/12/09	50,000,000 [a]	49,826,389
ASB Finance Ltd.
3.18%, 2/13/09—2/19/09	240,000,000 [a]	239,702,400
Bank of Ireland
3.15%—3.16%, 2/9/09—2/20/09	300,000,000 [a]	299,698,083
DnB NOR Bank ASA
2.30%, 3/4/09	100,000,000 [a]	99,802,806
General Electric Co.
0.27%, 2/2/09	200,000,000	199,998,500

	Principal
Dreyfus Cash Management Plus, Inc. (continued)	Amount ($)	Value ($)

Commercial Paper (continued)

Govco Inc.
0.90%, 4/20/09	200,000,000 [a]	199,610,000
Royal Bank of Scotland Group PLC
3.16%, 3/4/09	100,000,000 [a]	99,732,108
Total Commercial Paper
(cost $1,587,847,231)		1,587,847,231

Corporate Notes—1.5%

General Electric Capital Corp.
0.43%, 2/25/09	100,000,000 [b]	100,000,000
Lehman Brothers Holdings Inc.
0.00%, 2/22/09	97,200,000 [c,d]	13,365,000
Total Corporate Notes
(cost $197,200,000)		113,365,000

Promissory Note—4.4%

Goldman Sachs Group Inc.
0.45%, 2/2/09
(cost $325,000,000)	325,000,000 [e]	325,000,000

Time Deposits—7.3%

Deutsche Bank AG (Grand Cayman)
0.19%, 2/2/09	246,000,000	246,000,000
JPMorgan Chase Bank, N.A. (Nassau)
0.19%, 2/2/09	300,000,000	300,000,000
Total Time Deposits
(cost $546,000,000)		546,000,000

Repurchase Agreements—12.7%

Barclays Financial LLC
0.25%-0.26%, dated 1/30/09, due 2/2/09 in the amount of
$346,007,375 (fully collateralized by $98,077,900
U.S. Treasury Bonds, 8.75%, due 8/15/20, value
$148,920,076 and $187,018,100 U.S. Treasury Notes,
6.50%, due 2/15/10, value $204,000,075)	346,000,000	346,000,000
Deutsche Bank Securities
0.27%, dated 1/30/09, due 2/2/09 in the amount of $400,009,000
(fully collateralized by $42,934,000 Federal Farm Credit Bank,
3.88%-5.75%, due 2/2/09-1/16/24, value $43,625,921,
$104,030,000 Federal Home Loan Bank, 2.75%—5.75%,
due 8/15/11-1/16/24, value $108,017,756, $64,170,000
Federal Home Loan Mortgage Corp., 4%-5.85%, due
9/22/09-1/15/37, value $65,579,380, $224,220,000
Federal National Mortgage Association, 4.75%-7.13%,
due 12/15/10-1/15/30, value $134,281,948, $7,833,600
U.S. Treasury Bonds, 7.63%, due 11/15/22, value
$11,141,403 and $40,982,100 U.S. Treasury Notes,
4.25%-4.63%, due 11/15/09-8/15/15, value $45,353,707)	400,000,000	400,000,000

The Funds 17

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Cash Management Plus, Inc. (continued)	Amount ($)	Value ($)

Repurchase Agreements (continued)

HSBC USA Inc.
0.26%, dated 1/30/09, due 2/2/09 in the amount of
$200,004,333 (fully collateralized by $72,240,000
Federal National Mortgage Association, 0%, due
2/3/09-4/30/09, value $72,205,000 and $131,905,000
U.S. Treasury Bills, due 5/28/09, value $131,796,841)	200,000,000	200,000,000
Total Repurchase Agreements
(cost $946,000,000)		946,000,000

Other—.7%

Capital Support Agreement
(cost $0)	0 [c]	51,498,130

Total Investments (cost $7,482,056,463)	99.8%	7,449,719,593
Cash and Receivables (Net)	.2%	18,392,705
Net Assets	100.0%	7,468,112,298

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to $1,238,371,786 or 16.6% of net assets.
b Variable rate security—interest rate subject to periodic change.
c The Bank of NewYork Mellon Corporation (BNY Mellon) has entered into a Capital Support Agreement with the fund, which provides that BNY Mellon, at no cost to the fund, will contribute capital to the fund up to 100% of the amortized cost of the security to the extent that the fund maintains a net asset value of $.995 on the sale, final liquidation or other final payment of the security.
[d] Issuer filed for bankruptcy.
e This note was acquired for investment, and not with the intent to distribute or sell. Securities restricted as to public resale.This security was acquired on 5/15/06 at a cost of
$325,000,000. At January 31, 2009, the aggregate value of this security is $325,000,000 representing 4.4% of net assets and is valued at amortized cost.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Banking	64.5	Brokerage Firms	4.5
Repurchase Agreements	12.7	Other	.7
Foreign/Governmental	9.4
Finance	8.0		99.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS January 31, 2009

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Government Agencies—64.2%

Federal Farm Credit Bank:
7/23/09	0.31	375,000,000 [a]	375,000,000
8/3/09	0.36	100,000,000 [a]	100,000,000
9/15/09	0.30	320,000,000 [a]	319,990,477
3/9/10	0.48	200,000,000 [a]	200,000,000
Federal Home Loan Bank:
2/3/09	2.01	923,500,000	923,397,389
2/10/09	2.34	500,000,000 [a]	499,898,694
2/11/09	2.02	163,400,000	163,309,222
2/13/09	2.11	139,900,000	139,802,070
2/13/09	1.90	200,000,000	200,039,589
2/22/09	0.27	500,000,000 [a]	499,946,596
2/24/09	2.11	500,000,000	499,329,167
2/27/09	2.55	150,000,000	150,004,060
3/4/09	2.27	550,000,000	548,935,667
3/5/09	2.59	200,000,000	200,002,805
3/10/09	2.19	850,000,000 [a]	850,013,157
3/10/09	2.17	1,500,000,000 [a]	1,500,092,680
3/12/09	1.84	100,000,000	100,039,769
4/15/09	1.04	1,000,000,000 [a]	1,000,000,000
4/15/09	2.38	275,000,000	274,937,121
4/20/09	0.28	1,220,370,000	1,219,630,445
4/21/09	0.22	1,300,000,000	1,299,372,389
4/21/09	0.42	200,000,000 [a]	200,000,000
4/23/09	2.29	250,000,000	249,993,342
4/24/09	2.30	250,000,000	249,971,356
4/24/09	2.48	119,125,000	119,712,228
4/27/09	0.40	242,900,000	242,670,594
5/1/09	0.39	500,000,000	499,517,917
5/4/09	2.40	29,000,000	29,002,981
5/7/09	2.39	115,000,000	115,044,208
5/13/09	2.50	55,000,000	54,982,208
5/18/09	0.41	384,500,000	384,033,283
5/19/09	2.50	80,000,000	80,003,494
5/27/09	1.58	500,000,000	497,492,361
6/2/09	0.44	549,675,000	548,855,370
6/10/09	0.50	39,050,000	39,343,912
9/4/09	0.36	350,000,000 [a]	350,000,000
Federal Home Loan Mortgage Corp.:
2/2/09	0.51	352,567,000 [b]	352,562,099
2/13/09	0.05	100,000,000 [b]	99,998,333
2/18/09	0.25	250,000,000 [a,b]	249,945,888
3/16/09	2.22	6,422,000 [b]	6,447,987
4/2/09	1.41	250,000,000 [b]	249,416,667
4/6/09	1.41	30,700,000 [b]	30,623,591
4/15/09	1.46	400,000,000 [b]	398,823,889
4/23/09	0.15	475,000,000 [b]	474,839,688
5/13/09	1.11	1,235,000,000 [b]	1,231,188,653
5/15/09	1.16	42,688,000 [b]	42,547,545
6/2/09	0.45	500,000,000 [b]	499,243,750

The Funds 19

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

U.S. Government Agencies (continued)

Federal Home Loan Mortgage Corp. (continued):
6/8/09	0.25	158,908,000 [b]	158,767,852
6/9/09	0.44	1,000,000,000 [b]	998,435,555
6/11/09	0.50	156,000,000 [b]	158,508,926
6/19/09	1.21	500,000,000 [b]	497,700,000
6/24/09	1.06	700,000,000 [b]	697,080,417
7/28/09	0.35	403,190,000 [b]	402,496,177
Federal National Mortgage Association:
2/2/09	0.10	500,000,000 [b]	499,998,611
2/2/09	0.47	800,000,000 [a,b]	800,000,000
2/2/09	0.48	420,000,000 [a,b]	419,975,443
2/3/09	0.10	500,000,000 [b]	499,997,222
2/9/09	0.07	300,000,000 [b]	299,995,333
3/16/09	2.23	3,000,000 [b]	3,004,813
4/29/09	1.51	19,136,000 [b]	19,066,632
5/1/09	0.22	525,000,000 [b]	524,714,459
6/3/09	1.16	225,000,000 [b]	224,123,125
6/10/09	0.25	332,286,000 [b]	331,988,327
7/1/09	0.58	1,000,000,000 [b]	997,604,166
7/2/09	0.35	300,000,000 [b]	299,559,583
Total U.S. Government Agencies
(cost $26,193,019,282)			26,193,019,282

Repurchase Agreements—35.7%

Banc of America Securities LLC
dated 1/30/09, due 2/2/09 in the amount of
$2,000,041,667 (fully collateralized by $38,563,000
Treasury Inflation Protected Securities,
1.75%-3.875%, due 1/15/09-4/15/32, value $48,253,060,
$128,926,000 U.S. Treasury Bills, due
2/12/09-5/15/09, value $128,860,886, $275,444,300
U.S. Treasury Bonds, 4.375%-13.25%, due
5/15/09-2/15/38, value $370,138,388, $936,046,800
U.S. Treasury Notes, 2%-6.50%, due 4/30/09-8/15/16,
value $1,011,578,782 and $749,344,000 U.S. Treasury
Strips, due 11/15/16-2/15/38, value $481,168,952)	0.25	2,000,000,000	2,000,000,000
Barclays Financial LLC
dated 1/30/09, due 2/2/09 in the amount of
$1,838,038,292 (fully collateralized by $31,152,000
Treasury Inflation Protected Securities, 3%, due
7/15/12, value $38,083,581, $951,625,100 U.S.
Treasury Bonds, 5%-13.25%, due 5/15/09-5/15/37, value
$1,299,326,500 and $494,751,900 U.S. Treasury Notes,
3.25%-4.75%, due 7/15/09-10/31/11, value $537,350,044)	0.25	1,838,000,000	1,838,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)

Barclays Financial LLC
dated 1/30/09, due 2/2/09 in the amount of
$600,013,000 (fully collateralized by $26,982,000
U.S. Treasury Bonds, 6.25%, due 5/15/30, value
$36,661,834 and $546,913,800 U.S. Treasury Notes,
2%-5%, due 8/31/09-2/15/13, value $575,338,210)	0.26	600,000,000	600,000,000
BNP Paribas
dated 1/30/09, due 2/2/09 in the amount of
$1,500,031,250 (fully collateralized by $1,177,680,400
Treasury Inflation Protected Securities, 2%-3.875%,
due 1/15/26-4/15/29, value $1,530,000,018)	0.25	1,500,000,000	1,500,000,000
Calyon Securities (USA)
dated 1/30/09, due 2/2/09 in the amount of
$200,004,833 (fully collateralized by $50,000,000
Federal Home Loan Bank, 0%, due 3/31/09, value
$49,980,000, $135,409,000 Federal Home Loan Mortgage
Corp., 0%-6.625%, due 4/17/09-2/13/15, value
$138,989,011 and $14,933,000 Federal National
Mortgage Association, 2.50%, due 6/10/10,
value $15,031,591)	0.29	200,000,000	200,000,000
Citigroup Global Markets Holdings Inc.
dated 1/30/09, due 2/2/09 in the amount of $94,001,958
(fully collateralized by $165,594,672 U.S. Treasury Strips,
due 8/15/09-5/15/37, value $95,880,000)	0.25	94,000,000	94,000,000
Credit Suisse (USA) Inc.
dated 1/30/09, due 2/2/09 in the amount of
$500,010,417 (fully collateralized by $116,570,000
U.S. Treasury Bonds, 6.12%, due 11/15/27, value
$153,422,349 and $342,645,000 U.S. Treasury Notes,
4%-4.62%, due 8/31/09-2/29/12, value $356,583,456)	0.25	500,000,000	500,000,000
Credit Suisse (USA) Inc.
dated 1/30/09, due 2/2/09 in the amount of
$200,004,667 (fully collateralized by $204,355,000
U.S. Treasury Bills, due 7/30/09, value $204,001,473)	0.28	200,000,000	200,000,000
Deutsche Bank Securities
dated 1/30/09, due 2/2/09 in the amount of
$2,670,055,625 (fully collateralized by $163,409,290
Treasury Inflation Protected Securities, 2.375%, due
4/15/11-1/15/25, value $178,800,506, $90,939,713 U.S.
Treasury Bonds, 4.75%-8.125%, due 8/15/19-2/15/37,
value $118,146,741, $367,745,100 U.S. Treasury Notes,
2.75%, due 7/31/10, value $384,424,278 and
$4,045,085,458 U.S. Treasury Strips, due
2/15/09-2/15/38, value $2,042,028,512)	0.25	2,670,000,000	2,670,000,000

The Funds 21

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)

Deutsche Bank Securities
dated 1/30/09, due 2/2/09 in the amount of
$600,013,500 (fully collateralized by $253,870,000
Federal Home Loan Bank, 3.375%-5.25%, due
9/11/09-1/23/15, value $267,652,288, $98,820,000
Federal Home Loan Mortgage Corp., 5.75%-5.755%, due
1/15/12-8/27/14, value $106,294,971 and $281,541,000
Federal National Mortgage Association, 0%-6.08%, due
7/12/10-5/15/30, value $238,052,827)	0.27	600,000,000	600,000,000
Goldman, Sachs & Co.
dated 1/30/09, due 2/2/09 in the amount of
$300,005,000 (fully collateralized by $660,000
Tennessee Valley Authority, 5.375%, due 4/1/56, value
$730,433 and $304,656,600 Treasury Inflation
Protected Securities, 1.75%-2.375%, due
1/15/25-1/15/28, value $305,269,607)	0.20	300,000,000	300,000,000
Goldman, Sachs & Co.
dated 1/30/09, due 2/2/09 in the amount of
$300,003,000 (fully collateralized by $4,263,247
Treasury Inflation Protected Securities, 1.625%-2%,
due 1/15/15-1/15/26, value $4,411,730, $155,275,553
U.S. Treasury Bills, due 5/7/09-6/25/09, value
$155,123,679, $131,361,459 U.S. Treasury Notes,
2.125%-4.875%, due 8/15/09-8/15/18, value
$139,531,420 and $13,458,176 U.S. Treasury Strips,
due 8/15/19-2/15/36, value $6,933,179)	0.12	300,000,000	300,000,000
Greenwich Capital Markets
dated 1/30/09, due 2/2/09 in the amount of
$600,013,500 (fully collateralized by $3,499,000 U.S.
Treasury Bonds, 11.25%, due 2/15/15, value $5,400,876
and $532,864,358 U.S. Treasury Notes, 4.13%-4.25%,
due 5/15/15-8/15/15, value $606,602,181)	0.27	600,000,000	600,000,000
HSBC USA Inc.
dated 1/30/09, due 2/2/09 in the amount of
$1,600,032,000 (fully collateralized by
$1,335,610,000 U.S. Treasury Bonds, 4.75%-5.25%, due
2/15/29-5/15/37, value $1,632,000,278)	0.24	1,600,000,000	1,600,000,000
HSBC USA Inc.
dated 1/30/09, due 2/2/09 in the amount of
$700,015,167 (fully collateralized by $666,646,000
Federal National Mortgage Association, 0%-6.03%, due
2/3/09-10/8/27, value $714,002,220)	0.26	700,000,000	700,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)

Morgan Stanley
dated 1/30/09, due 2/2/09 in the amount of
$600,012,000 (fully collateralized by $13,640,000
Federal Agricultural Mortgage Corp., 3.875%-4.875%,
due 1/14/11-8/19/11, value $14,025,214, $8,975,000
Federal Farm Credit Bank, 2.25%-5.25%, due
8/3/09-1/17/17, value $9,869,259, $225,880,000
Federal Home Loan Bank, 0%-8.25%, due
4/29/09-2/16/28, value $227,692,320, $160,603,000
Federal Home Loan Mortgage Corp., 1.50%-6.875%,
due 2/5/09-1/15/37, value $168,770,523 and
$171,570,000 Tennessee Valley Authority,
5.88%, due 4/1/36, value $201,414,030)	0.24	600,000,000	600,000,000
UBS Securities LLC
dated 1/30/09, due 2/2/09 in the amount of
$250,005,208 (fully collateralized by $222,509,000
Treasury Inflation Protected Securities, 2%-4.25%,
due 1/15/10-1/15/16, value $255,002,501)	0.25	250,000,000	250,000,000
Total Repurchase Agreements
(cost $14,552,000,000)			14,552,000,000

Total Investments (cost $40,745,019,282)		99.9%	40,745,019,282

Cash and Receivables (Net)		.1%	34,028,232

Net Assets		100.0%	40,779,047,514

a Variable rate security—interest rate subject to periodic change.
b On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Repurchase Agreements	35.7	Federal National Mortgage Association	12.1
Federal Home Loan Bank	33.7	Federal Farm Credit Bank	2.4
Federal Home Loan Mortgage Corp	16.0		99.9

† Based on net assets.
See notes to financial statements.

The Funds 23

STATEMENT OF INVESTMENTS January 31, 2009

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Prime Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Government Agencies—98.3%

Federal Farm Credit Bank:
2/2/09	0.08	25,000,000	24,999,945
2/2/09	0.28	100,000,000 [a]	100,000,000
2/3/09	0.08	25,000,000	24,999,889
2/24/09	2.21	4,900,000	4,904,954
3/2/09	0.65	6,550,000	6,572,872
3/19/09	2.24	1,395,000	1,401,155
4/1/09	0.18	500,000,000	499,852,500
4/1/09	2.25	19,643,000	19,640,675
4/15/09	2.26	75,100,000	75,370,428
4/24/09	0.28	100,000,000 [a]	100,000,000
5/19/09	2.41	15,000,000	14,994,855
5/27/09	0.36	100,000,000 [a]	100,000,000
6/5/09	2.72	100,000,000	100,000,000
7/22/09	0.36	17,000,000 [a]	16,996,757
7/23/09	0.31	125,000,000 [a]	125,000,000
8/3/09	0.36	150,000,000 [a]	150,000,000
8/28/09	0.47	100,000,000 [a]	100,000,000
9/15/09	2.49	31,930,000	31,930,000
9/24/09	0.53	7,000,000 [a]	6,992,354
12/21/09	0.45	100,000,000 [a]	99,920,729
Federal Home Loan Bank:
2/2/09	0.04	440,000,000	439,999,531
2/3/09	0.07	13,000,000	12,999,950
2/9/09	0.95	225,000,000	224,952,778
2/9/09	2.24	14,775,000	14,785,141
2/10/09	1.52	125,000,000	124,952,813
2/11/09	0.75	100,000,000	99,979,167
2/13/09	2.20	10,425,000	10,429,150
2/17/09	0.23	35,000,000 [a]	35,000,061
2/17/09	0.46	500,000,000	499,898,222
2/18/09	1.00	97,486,000	97,439,965
2/19/09	0.10	139,538,000	139,531,023
2/20/09	0.76	332,866,000	332,732,725
2/23/09	0.61	481,599,000	481,418,998
2/24/09	0.14	113,600,000	113,589,578
2/25/09	0.15	75,200,000	75,192,480
2/27/09	0.74	644,166,000	643,823,215
3/6/09	0.70	250,000,000	249,839,583
3/11/09	0.85	97,000,000	97,157,866
3/17/09	0.85	391,000,000	391,784,488
3/20/09	0.80	18,000,000	18,025,696
3/31/09	0.26	350,000,000	349,850,972
4/2/09	0.32	200,000,000	199,893,333
4/3/09	2.29	100,000,000	99,996,544

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Prime Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

U.S. Government Agencies (continued)

Federal Home Loan Bank (continued):
4/17/09	0.25	950,000,000	949,506,250
4/20/09	0.35	400,000,000	399,696,667
4/24/09	0.38	811,290,000	810,587,783
4/30/09	0.36	150,025,000	149,892,978
5/7/09	2.26	50,000,000	50,000,000
6/1/09	0.42	250,000,000	249,650,000
6/15/09	0.30	113,980,000	113,852,722
6/19/09	0.30	200,000,000	199,770,000
8/7/09	0.34	250,000,000 [a]	250,000,000
Total U.S. Government Agencies
(cost $9,529,806,792)			9,529,806,792

U.S. Treasury Bills—1.5%

3/19/09
(cost $149,975,083)	0.13	150,000,000	149,975,083

Total Investments (cost $9,679,781,875)		99.8%	9,679,781,875

Cash and Receivables (Net)		.2%	18,226,455

Net Assets		100.0%	9,698,008,330

a Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)

Federal Home Loan Bank	81.8	U.S. Treasury Bills	1.5
Federal Farm Credit Bank	16.5		99.8
† Based on net assets.
See notes to financial statements.

The Funds 25

STATEMENT OF INVESTMENTS January 31, 2009

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—42.9%

3/5/09	0.11	623,000,000	622,942,347
3/12/09	1.32	600,000,000	599,149,583
3/19/09	0.59	1,300,000,000	1,299,034,958
3/26/09	1.31	949,000,000	947,182,675
5/15/09	0.33	1,100,000,000	1,098,975,722
5/28/09	0.48	400,000,000	399,381,333
6/4/09	1.09	250,000,000	249,077,500
6/11/09	0.29	500,000,000	499,476,389
6/24/09	1.11	250,000,000	248,907,639
7/2/09	0.70	1,362,000,000	1,358,039,354
7/30/09	0.41	2,000,000,000	1,995,902,889
Total U.S. Treasury Bills
(cost $9,318,070,389)			9,318,070,389

U.S. Treasury Notes—3.6%

3/16/09	1.46	225,000,000	225,303,079
5/15/09	0.25	300,000,000	303,941,688
6/30/09	0.42	250,000,000	254,477,163
Total U.S. Treasury Notes
(cost $783,721,930)			783,721,930

Repurchase Agreements—53.5%

Banc of America Securities LLC
dated 1/30/09, due 2/2/09 in the amount of
$300,006,250 (fully collateralized by $277,523,100
U.S. Treasury Notes, 4.50%-4.625%, due
3/31/09-10/31/11, value $306,000,086)	0.25	300,000,000	300,000,000
Banc of America Securities LLC
dated 1/30/09, due 2/2/09 in the amount of
$1,575,034,125 (fully collateralized by
$2,418,989,001 Government National Mortgage
Association, 4%-13.50%, due 2/15/09-12/15/49,
value $1,606,500,001)	0.26	1,575,000,000	1,575,000,000
Barclays Financial LLC
dated 1/30/09, due 2/2/09 in the amount of
$406,008,458 (fully collateralized by $216,085,200
U.S. Treasury Bonds, 6.375%-9.875%,
due 11/15/15-8/15/27, value $306,000,110
and $105,307,600 U.S. Treasury Notes, 5.50%,
due 5/15/09, value $108,120,046)	0.25	406,000,000	406,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)

Barclays Financial LLC
dated 1/30/09, due 2/2/09 in the amount of
$900,020,250 (fully collateralized by $124,743,000
Treasury Inflation Protected Securities, 1.75%-4.25%,
due 1/15/10-1/15/28, value $129,691,421,
$157,228,200 U.S. Treasury Bonds, 6%-9.875%,
due 11/15/15-2/15/26, value $214,168,999 and
$523,320,500 U.S. Treasury Notes, 4%-4.625%,
due 8/31/09-5/15/15, value $574,139,671)	0.27	900,000,000	900,000,000
BNP Paribas
dated 1/30/09, due 2/2/09 in the amount of
$1,200,025,000 (fully collateralized by
$1,273,182,700 Treasury Inflation Protected
Securities, 1.375%-2%, due 7/15/18-1/15/26,
value $1,224,000,008)	0.25	1,200,000,000	1,200,000,000
Calyon Securities (USA)
dated 1/30/09, due 2/2/09 in the amount of
$1,000,021,667 (fully collateralized by $32,000,000
Treasury Inflation Protected Securities, .625%-1.375%,
due 4/15/13-7/15/18, value $30,688,136,
$42,160,000 U.S. Treasury Bonds, 4.375%-6%,
due 2/15/26-5/15/38, value $53,759,725 and
$873,743,700 U.S. Treasury Notes, 1.125%-5.125%,
due 5/15/09-5/15/18, value $935,617,568)	0.26	1,000,000,000	1,000,000,000
Deutsche Bank Securities
dated 1/30/09, due 2/2/09 in the amount of
$1,000,020,833 (fully collateralized by
$300,456,410 Treasury Inflation Protected
Securities, 2.375%, due 4/15/11,
value $325,019,231 and $534,939,487
U.S. Treasury Bonds, 4.75%-8.125%,
due 8/15/19-2/15/37, value $694,980,830)	0.25	1,000,000,000	1,000,000,000
Deutsche Bank Securities
dated 1/30/09, due 2/2/09 in the amount of
$785,017,008 (fully collateralized by $844,612,365
Government National Mortgage Association, 5%-7%,
due 3/20/36-2/15/44, value $800,700,000)	0.26	785,000,000	785,000,000
Goldman, Sachs & Co.
dated 1/30/09, due 2/2/09 in the amount of
$400,006,667 (fully collateralized by
$2,373,348,519 Government National
Mortgage Association, 4.50%-12.50%,
due 2/15/13-1/15/39, value $408,000,000)	0.20	400,000,000	400,000,000

The Funds 27

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)

Greenwich Capital Markets
dated 1/30/09, due 2/2/09 in the amount of
$500,010,417 (fully collateralized by $452,112,000
U.S. Treasury Notes, 4.125%-4.50%, due
5/15/15-5/15/17, value $510,001,602)	0.25	500,000,000	500,000,000
HSBC USA Inc.
dated 1/30/09, due 2/2/09 in the amount of
$800,016,000 (fully collateralized by $766,299,000
U.S. Treasury Bills, due 2/5/09-1/14/10, value
$765,348,243 and $41,604,800 U.S. Treasury Bonds,
4.75%, due 2/15/37, value $50,652,380)	0.24	800,000,000	800,000,000
JP Morgan Chase & Co.
dated 1/30/09, due 2/2/09 in the amount of
$950,019,792 (fully collateralized by $2,085,127,891
Government National Mortgage Association, 4%-10%, due
6/15/09-12/15/50, value $969,000,025)	0.25	950,000,000	950,000,000
Mizuho Securities USA
dated 1/30/09, due 2/2/09 in the amount of
$1,800,037,500 (fully collateralized by $242,456,000
U.S. Treasury Bonds, 4.50%, due 5/15/38, value
$285,964,126, $1,417,836,800 U.S. Treasury Notes,
1.75%-4.25%, due 3/15/10-2/15/14, value
$1,513,526,761 and $67,023,564 U.S. Treasury Strips,
due 2/15/09-2/15/38 value $36,509,122)	0.25	1,800,000,000	1,800,000,000
Total Repurchase Agreements
(cost $11,616,000,000)			11,616,000,000

Total Investments (cost $21,717,792,319)		100.0%	21,717,792,319

Liabilities, Less Cash and Receivables		(.0%)	(4,588,788)

Net Assets		100.0%	21,713,203,531

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)

Repurchase Agreements	53.5	U.S. Treasury Notes	3.6
U.S. Treasury Bills	42.9		100.0
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS January 31, 2009

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Prime Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—97.2%

2/12/09	0.29	3,050,000,000	3,049,731,569
2/19/09	0.37	882,490,000	882,327,919
2/26/09	0.11	4,399,000,000	4,398,670,833
3/5/09	0.14	5,723,745,000	5,723,028,241
3/12/09	0.08	6,451,000,000	6,450,421,879
3/19/09	0.21	3,325,000,000	3,324,102,489
3/26/09	0.12	3,669,000,000	3,668,371,420
4/2/09	0.22	2,809,000,000	2,807,984,350
4/9/09	0.30	2,174,270,000	2,173,057,191
4/16/09	0.11	721,308,000	721,152,029
4/23/09	0.18	2,450,000,000	2,448,990,875
4/29/09	0.16	878,798,000	878,466,420
4/30/09	0.14	2,868,000,000	2,867,022,393
5/7/09	1.06	2,300,000,000	2,293,596,736
5/14/09	0.90	1,140,000,000	1,137,115,100
5/15/09	0.46	1,154,904,000	1,153,371,509
5/28/09	0.47	600,000,000	599,091,333
6/4/09	1.00	614,000,000	611,912,793
Total U.S. Treasury Bills
(cost $45,188,415,079)			45,188,415,079

U.S. Treasury Notes—2.9%

2/2/09	0.06	170,000,000	170,021,287
2/17/09	0.02	25,000,000	25,031,314
3/2/09	0.20	60,000,000	60,213,234
3/16/09	0.05	215,000,000	215,650,039
3/31/09	0.10	50,000,000	50,350,164
4/30/09	0.26	100,000,000	101,028,943
5/15/09	0.25	700,000,000	709,197,276
Total U.S. Treasury Notes
(cost $1,331,492,257)			1,331,492,257
Total Investments (cost $46,519,907,336)		100.1%	46,519,907,336
Liabilities, Less Cash and Receivables		(.1%)	(38,291,378)
Net Assets		100.0%	46,481,615,958

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)

U.S. Treasury Bills	97.2	U.S. Treasury Notes	2.9
			100.1
† Based on net assets.
See notes to financial statements.

The Funds 29

STATEMENT OF INVESTMENTS January 31, 2009

	Coupon	Maturity	Principal
Dreyfus Municipal Cash Management Plus	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—99.6%

Alabama—1.9%
Evergreen Industrial Development Board, Industrial Revenue,
Refunding (Tenax Manufacturing Project) (LOC; San Paolo Bank)	0.55	2/7/09	2,200,000 [a]	2,200,000
Jefferson County, Sewer Revenue Capital Improvement Warrants	5.38	2/1/09	7,475,000 [b]	7,549,750
Macon Trust Various Certificates (Spanish Fort Redevelopment
Authority—Spanish Fort Town Center) (Liquidity Facility;
Bank of America and LOC; Bank of America)	0.58	2/7/09	20,750,000 [a,c]	20,750,000
Arizona—1.7%
Arizona Health Facilities Authority, Revenue
(La Loma Village) (LOC; Citibank NA)	0.58	2/7/09	9,700,000 [a]	9,700,000
JPMorgan Chase Putters and Drivers Trust (Salt River Project
Agricultural Improvement and Power District, Salt River Project
Electric System Revenue) (Liquidity Facility; JPMorgan Chase Bank)	0.46	2/7/09	8,500,000 [a,c]	8,500,000
Maricopa County Industrial Development Authority, MFHR
(San Clemente Apartments Project) (Liquidity Facility;
FNMA and LOC; FNMA)	0.85	2/7/09	1,010,000 [a]	1,010,000
Maricopa County Industrial Development Authority, MFHR,
Refunding (San Clemente Apartments Project)
(Liquidity Facility; FNMA and LOC; FNMA)	0.70	2/7/09	7,600,000 [a]	7,600,000
Arkansas—.4%
Morgan Keegan Municipal Products Inc. (Arkansas Development
Finance Authority, SFMR (Warehouse Program)) (Liquidity
Facility; Lloyds TSB Bank PLC and LOC; Lloyds TSB Bank PLC)	0.73	2/7/09	185,000 [a,c]	185,000
Pulaski County Public Facilities Board, MFHR, Refunding (Markham
Oaks and Indian Hills Apartments Projects) (LOC; Regions Bank)	0.88	2/7/09	6,400,000 [a]	6,400,000
California—1.0%
Puttable Floating Option Tax Exempt Receipts (San Jose
Redevelopment Agency, MFHR (101 San Fernando
Apartments)) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.64	2/7/09	15,995,000 [a,c]	15,995,000
Colorado—1.0%
Colorado Housing and Finance Authority, EDR
(Monaco LLC Project) (LOC; JPMorgan Chase Bank)	0.88	2/7/09	2,940,000 [a]	2,940,000
Colorado Housing and Finance Authority, EDR
(Popiel Properties, LLC Project) (LOC; Wells Fargo Bank)	0.88	2/7/09	3,100,000 [a]	3,100,000
Colorado Housing and Finance Authority, EDR
(Wanco Inc. Project) (LOC; U.S. Bank NA)	0.88	2/7/09	2,835,000 [a]	2,835,000
Erie, COP (Lease Purchase Agreement) (LOC; Key Bank)	1.45	2/7/09	4,165,000 [a]	4,165,000
Southglenn Metropolitan District, Special Revenue (LOC; BNP Paribas)	0.53	2/7/09	2,600,000 [a]	2,600,000
Delaware—.2%
Delaware River and Bay Authority, Revenue,
Refunding (LOC; TD Banknorth, NA)	0.30	2/7/09	2,700,000 [a]	2,700,000
District of Columbia—2.7%
Metropolitan Washington Airports Authority, CP (LOC; Bank of America)	1.10	2/10/09	18,000,000	18,000,000
Washington DC Metropolitan Area Transit Authority,
CP (LOC; Wachovia Bank)	0.20	2/12/09	25,000,000	25,000,000
Florida—10.4%
Broward County Housing Finance Authority, MFHR
(Cypress Grove Apartments Project) (LOC; FNMA)	0.75	2/7/09	13,230,000 [a]	13,230,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Florida (continued)
Citizens Property Insurance Corporation, High-Risk
Account Senior Secured Revenue	4.50	6/1/09	25,000,000	25,079,464
Florida Local Government Finance Commission,
Pooled Loan Program Revenue, CP (LOC; Wachovia Bank)	0.75	2/11/09	13,875,000	13,875,000
Florida Local Government Finance Commission,
Pooled Loan Program Revenue, CP (LOC; Wachovia Bank)	1.25	2/11/09	13,474,000	13,474,000
Greater Orlando Aviation Authority, Airport Facility
Revenue (FlightSafety International Inc. Project)
(Insured; Berkshire Hathaway Assurance Corporation)	0.79	2/7/09	6,700,000 [a]	6,700,000
Highlands County Health Facilities Authority, HR (Adventist Health
System/Sunbelt Obligated Group) (LOC; SunTrust Bank)	0.45	2/7/09	10,000,000 [a]	10,000,000
Highlands County Health Facilities Authority, HR (Adventist Health
System/Sunbelt Obligated Group) (LOC; SunTrust Bank)	0.60	2/7/09	11,100,000 [a]	11,100,000
Jacksonville Economic Development Commission,
Healthcare Facilities Revenue, Refunding
(Methodist Refunding Project) (LOC; SunTrust Bank)	0.47	2/1/09	5,900,000 [a]	5,900,000
Kissimmee Utility Authority, CP (Liquidity Facility; JPMorgan Chase Bank)	0.95	3/19/09	22,000,000	22,000,000
Miami-Dade County Industrial Development Authority, IDR
(Fine Art Lamps Project) (LOC; SunTrust Bank)	0.79	2/7/09	4,400,000 [a]	4,400,000
Orange County Health Facilities Authority, HR
(Orlando Regional Healthcare System)
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	1.25	2/1/09	5,000,000 [a]	5,000,000
Orange County Health Facilities Authority, HR (Orlando Regional
Healthcare System) (LOC; SunTrust Bank)	0.47	2/1/09	13,130,000 [a]	13,130,000
Sunshine State Governmental Financing Commission,
Revenue (LOC; Dexia Credit Locale)	1.45	2/7/09	18,000,000 [a]	18,000,000
Georgia—4.2%
Athens-Clarke County Residential Care Facilities
for the Elderly Authority, Revenue, Refunding
(Wesley Woods of Athens, Inc. Project) (LOC; SunTrust Bank)	0.59	2/7/09	950,000 [a]	950,000
Atlanta, Tax Allocation Revenue (Westside Project) (LOC; Wachovia Bank)	0.50	2/7/09	27,690,000 [a]	27,690,000
Georgia, GO Notes (Liquidity Facility; Dexia Credit Locale)	0.65	2/7/09	26,100,000 [a]	26,100,000
RBC Municipal Products Inc. Trust (Dekalb County Housing Authority,
MFHR (North Hills Apartments Project)) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.68	2/7/09	11,595,000 [a,c]	11,595,000
Hawaii—1.3%
Hawaii Housing Finance and Development Corporation, MFHR
(Kukui Gardens) (Liquidity Facility; Citigroup and LOC; Citigroup)	0.88	2/7/09	20,000,000 [a,c]	20,000,000
Idaho—.6%
Idaho Health Facilities Authority, Revenue
(Saint Luke’s Regional Medical Center Project)
(Insured; FSA and Liquidity Facility; Bank of Montreal)	0.85	2/1/09	10,000,000 [a]	10,000,000
Illinois—5.3%
Illinois Finance Authority, Revenue (Fenwick High
School, Inc. Project) (LOC; JPMorgan Chase Bank)	0.50	2/7/09	7,835,000 [a]	7,835,000
Illinois Finance Authority, Revenue (IIT Research
Institute) (LOC; Fifth Third Bank)	1.15	2/7/09	1,720,000 [a]	1,720,000

The Funds 31

STATEMENT OF INVESTMENTS (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Illinois (continued)
Illinois Finance Authority, Revenue (Northwestern Memorial
Hospital) (Liquidity Facility; JPMorgan Chase Bank)	0.60	2/1/09	11,125,000 [a]	11,125,000
Illinois Health Facilities Authority, Revenue (Helping Hand
Rehabilitation Center) (LOC; Fifth Third Bank)	3.00	2/7/09	4,370,000 [a]	4,370,000
Illinois Toll Highway Authority, Toll Highway Senior
Priority Revenue (Liquidity Facility; Dexia Credit Locale)	2.00	2/7/09	30,000,000 [a]	30,000,000
Lombard, Revenue (Elmhurst Memorial Healthcare
Project) (LOC; Fifth Third Bank)	1.15	2/7/09	6,482,000 [a]	6,482,000
Oak Forest, Revenue (Homewood Pool—South Suburban
Mayors and Managers Association Program) (LOC; Fifth Third Bank)	1.15	2/7/09	12,850,000 [a]	12,850,000
Upper Illinois River Valley Development Authority, SWDR
(Exolon-ESK Company Project) (LOC; Bank of America)	0.60	2/7/09	8,405,000 [a]	8,405,000
Indiana—3.2%
Elkhart County, EDR (Four Seasons
Manufacturing, Inc. Project) (LOC; National City Bank)	0.82	2/7/09	3,495,000 [a]	3,495,000
Fort Wayne, EDR (Park Center Project) (LOC; National City Bank)	0.62	2/7/09	2,415,000 [a]	2,415,000
Indiana Finance Authority, EDR (Beford Machine
and Tool, Inc., Metal Technologies, Inc. and
Beford Recycling, Inc. Project) (LOC; Fifth Third Bank)	1.80	2/7/09	6,617,350 [a]	6,617,350
Indiana Finance Authority, Environmental Revenue, Refunding
(Duke Energy Indiana, Inc. Project) (LOC; Bank of America)	0.60	2/7/09	6,000,000 [a]	6,000,000
Indiana Finance Authority, Environmental Revenue, Refunding
(Duke Energy Indiana, Inc. Project) (LOC; Bank of America)	0.70	2/7/09	3,300,000 [a]	3,300,000
Indiana Finance Authority, Revenue (Marion General
Hospital Project) (LOC; Regions Bank)	1.75	2/7/09	6,000,000 [a]	6,000,000
Indianapolis MFHR (Washington Pointe Project) (LOC; Fifth Third Bank)	1.80	2/7/09	2,500,000 [a]	2,500,000
Indianapolis Local Public Improvement Bond Bank,
Revenue (Indianapolis Airport Authority Project)
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	4.00	2/7/09	14,000,000 [a]	14,000,000
Saint Joseph County, EDR (Logan Community
Resources, Inc. Project) (LOC; Fifth Third Bank)	3.00	2/7/09	5,970,000 [a]	5,970,000
Kansas—1.5%
Junction City, GO Temporary Notes	4.50	6/1/09	10,000,000	10,023,903
Kansas Development Finance Authority, MFHR
(Tree House Apartments) (LOC; Bank of America)	0.66	2/7/09	10,000,000 [a]	10,000,000
Mission, MFHR, Refunding (The Falls Apartments Project) (LOC; FNMA)	0.61	2/7/09	3,350,000 [a]	3,350,000
Kentucky—3.5%
Danville, Multi-City LR, CP (LOC; Fifth Third Bank)	2.25	2/4/09	15,820,000	15,820,000
Kentucky Asset/Liability Commission, General Fund TRAN	3.00	6/25/09	13,000,000	13,061,479
Kentucky Economic Development Finance Authority,
Hospital Facilities Revenue (The Harrison Memorial
Hospital, Inc. Project) (LOC; Fifth Third Bank)	3.00	2/7/09	8,000,000 [a]	8,000,000
Kentucky Economic Development Finance Authority, Industrial
Building Revenue (Republic Services, Inc. Project) (LOC; Bank One)	0.65	2/7/09	6,100,000 [a]	6,100,000
Lexington-Fayette Urban County Government, Educational
Building Revenue, Refunding (The Lexington Christian
Academy, Inc. Project) (LOC; Fifth Third Bank)	3.00	2/7/09	3,290,000 [a]	3,290,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Kentucky (continued)
Warren County, HR, Refunding (Bowling Green-Warren County
Community Hospital Corporation Project) (Insured; Assured
Guaranty and Liquidity Facility; Branch Banking and Trust Co.)	0.53	2/7/09	8,555,000 [a]	8,555,000
Louisiana—.4%
Louisiana Public Facilities Authority, Revenue
(GCGK Investments LLC Project) (LOC; Amsouth Bank)	0.73	2/7/09	6,260,000 [a]	6,260,000
Maine—.7%
Maine Finance Authority, Revenue
(Waynflete School Issue) (LOC; JPMorgan Chase Bank)	0.55	2/7/09	11,090,000 [a]	11,090,000
Maryland—1.2%
Anne Arundel County, EDR (Atlas Container
Corporation Project) (LOC; M&T Bank)	0.63	2/7/09	7,275,000 [a]	7,275,000
Baltimore County Revenue Authority,
Golf System Revenue (LOC; M&T Bank)	0.56	2/7/09	6,345,000 [a]	6,345,000
Maryland Economic Development Corporation, Revenue,
Refunding (United Cerebral Palsy Project) (LOC; M&T Bank)	0.65	2/7/09	1,959,500 [a]	1,959,500
Maryland Health and Higher Educational Facilities Authority, Revenue
(Charles County Nursing Center) (Liquidity Facility; M&T Bank)	0.58	2/7/09	3,840,000 [a]	3,840,000
Massachusetts—2.0%
Macon Trust Various Certificates (Massachusetts Health and Educational
Facilities Authority—Harvard Vanguard Medical Associates Issue)
(Liquidity Facility; Bank of America and LOC; Bank of America)	0.58	2/7/09	10,500,000 [a,c]	10,500,000
Massachusetts Development Finance Agency, Multifamily Revenue
(Kennedy Lofts Project) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.64	2/7/09	4,000,000 [a,c]	4,000,000
Massachusetts Health and Educational Facilities Authority,
Revenue (Northeastern University Issue)	2.25	5/28/09	17,600,000	17,600,000
Michigan—4.0%
Kent Hospital Finance Authority, LOR (Pine Rest Christian
Mental Health Services Project) (LOC; Fifth Third Bank)	1.15	2/7/09	6,030,000 [a]	6,030,000
Michigan Hospital Finance Authority, HR
(Chelsea Community Hospital) (LOC; Fifth Third Bank)	3.00	2/7/09	3,620,000 [a]	3,620,000
Michigan Hospital Finance Authority, Revenue
(Healthcare Equipment Loan Program) (LOC; Fifth Third Bank)	2.25	2/7/09	6,500,000 [a]	6,500,000
Michigan Hospital Finance Authority, Revenue (Healthcare
Equipment Loan Program) (LOC; Standard Federal Bank)	0.65	2/7/09	5,550,000 [a]	5,550,000
Michigan Housing Development Authority, Rental Housing Revenue
(Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.70	2/7/09	25,000,000 [a]	25,000,000
Michigan Strategic Fund, LOR (HME, Inc. Project) (LOC; Fifth Third Bank)	3.40	2/7/09	1,660,000 [a]	1,660,000
Michigan Strategic Fund, LOR, Refunding (Goodwill Industries of
Greater Grand Rapids, Inc. Project) (LOC; Fifth Third Bank)	3.00	2/7/09	7,615,000 [a]	7,615,000
Oakland County Economic Development Corporation, LOR
(Michigan Seamless Tube LLC Project) (LOC; ABN-AMRO)	0.75	2/7/09	2,800,000 [a]	2,800,000
Pittsfield Township Economic Development Corporation, LOR,
Refunding (Arbor Project) (LOC; Comerica Bank)	0.62	2/7/09	4,520,000 [a]	4,520,000
Minnesota—.9%
Minnesota Housing Finance Agency, Residential Housing
Finance Revenue (Liquidity Facility; FHLB)	0.58	2/7/09	7,000,000 [a]	7,000,000

The Funds 33

STATEMENT OF INVESTMENTS (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Minnesota (continued)
Minnesota Rural Water Finance Authority,
Public Projects Construction Notes	2.75	6/1/09	7,500,000	7,516,948
Missouri—2.0%
Missouri Development Finance Board, LR, CP (LOC; U.S. Bank)	0.70	2/10/09	24,000,000	24,000,000
Missouri Development Finance Board, LR, CP (LOC; U.S. Bank)	0.70	2/10/09	6,821,000	6,821,000
New Hampshire—.9%
New Hampshire Health and Education Facilities Authority,
Revenue (Kimball Union Academy) (LOC; RBS Citizens NA)	0.70	2/7/09	5,000,000 [a]	5,000,000
New Hampshire Higher Educational and Health Facilities Authority,
Revenue (Hunt Community Issue) (LOC; Bank of America)	0.95	2/7/09	8,580,000 [a]	8,580,000
New Jersey—4.7%
New Jersey Economic Development Authority, School Facilities
Construction Revenue, Refunding (LOC; Dexia Credit Locale)	2.50	2/7/09	21,545,000 [a]	21,545,000
New Jersey Turnpike Authority, Turnpike Revenue
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	2.75	2/7/09	52,275,000 [a]	52,275,000
New York—3.8%
Metropolitan Transportation Authority,
Transportation Revenue, CP (LOC; ABN-AMRO)	0.57	2/19/09	40,000,000	40,000,000
Metropolitan Transportation Authority,
Transportation Revenue, CP (LOC; ABN-AMRO)	0.80	3/6/09	20,000,000	20,000,000
North Carolina—1.6%
North Carolina Education Assistance Authority, Student Loan
Revenue, Refunding (LOC; Royal Bank of Canada)	0.60	2/7/09	20,000,000 [a]	20,000,000
North Carolina Medical Care Commission, Health Care Facilities
Revenue, Refunding (University Health Systems of
Eastern Carolina) (LOC; Branch Banking and Trust Co.)	0.42	2/7/09	5,200,000 [a]	5,200,000
Ohio—6.4%
Hamilton County, EDR (Taft Museum Project) (LOC; Fifth Third Bank)	3.00	2/7/09	9,495,000 [a]	9,495,000
Lakewood, Educational Facilities Revenue
(Saint Edward High School Project) (LOC; Fifth Third Bank)	1.15	2/7/09	1,050,000 [a]	1,050,000
Lorain County, IDR (Cutting Dynamics, Inc. Project)
(LOC; National City Bank)	0.92	2/7/09	2,080,000 [a]	2,080,000
Middletown, Hospital Facilities Revenue (Middletown Hospital Group)
(Liquidity Facility; Merrill Lynch Capital Services and LOC; Merrill Lynch)	0.54	2/7/09	20,510,000 [a,c]	20,510,000
Montgomery County, Revenue, CP (Miami Valley Hospital)	3.00	2/6/09	30,000,000	30,000,000
Montgomery County, Revenue, CP (Miami Valley Hospital)	3.00	2/9/09	7,000,000	7,000,000
Ohio Higher Educational Facilities, Revenue
(Cedarville University Project) (LOC; Key Bank)	1.05	2/7/09	5,300,000 [a]	5,300,000
Ohio Water Development Authority, PCR, Refunding (FirstEnergy
Nuclear Generation Corporation Project) (LOC; Bank of Nova Scotia)	0.60	2/7/09	15,000,000 [a]	15,000,000
Ohio Water Development Authority, PCR, Refunding (FirstEnergy
Nuclear Generation Corporation Project) (LOC; Barclays Bank PLC)	0.60	2/7/09	9,700,000 [a]	9,700,000
Oklahoma—1.3%
Tulsa County Industrial Authority, Capital Improvements
Revenue (Liquidity Facility; Bank of America)	2.75	2/17/09	20,000,000	20,000,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Oregon—.7%
Washington County Housing Authority, MFHR
(Cedar Mill Project) (LOC; M&T Bank)	0.66	2/7/09	11,290,000 [a]	11,290,000
Pennsylvania—9.1%
Allegheny County Industrial Development Authority,
Senior Health and Housing Facilities Revenue
(Longwood at Oakmont, Inc.) (LOC; Allied Irish Banks)	0.85	2/1/09	3,000,000 [a]	3,000,000
Allegheny County Industrial Development Authority,
Senior Health and Housing Facilities Revenue, Refunding
(Longwood at Oakmont, Inc.) (Liquidity Facility; National City Bank)	0.90	2/1/09	7,120,000 [a]	7,120,000
Bucks County Industrial Development Authority, HR
(Grand View Hospital) (LOC; TD Banknorth NA)	0.45	2/7/09	9,000,000 [a]	9,000,000
Chartiers Valley Industrial and Commercial Development Authority,
Revenue (Wesley Hills Project) (LOC; Fifth Third Bank)	3.00	2/7/09	6,285,000 [a]	6,285,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.38	2/7/09	3,100,000 [a]	3,100,000
Haverford Township School District,
GO Notes (LOC; TD Banknorth NA)	0.47	2/7/09	3,500,000 [a]	3,500,000
Horizon Hospital System Authority, Senior Health and Housing
Facilities Revenue (Saint Paul Homes Project) (LOC; M&T Bank)	0.58	2/7/09	5,400,000 [a]	5,400,000
Lancaster Municipal Authority, Revenue
(Ephrata Community Hospital Project) (LOC; Fulton Bank)	0.63	2/7/09	9,735,000 [a]	9,735,000
Lancaster Municipal Authority, Revenue
(Garden Spot Village Project) (LOC; Fulton Bank)	0.75	2/7/09	7,385,000 [a]	7,385,000
Langhorne Manor Borough Higher Education and Health Authority,
Retirement Communities Revenue (Wesley Enhanced Living
Obligated Group) (Liquidity Facility; Citizens Bank of Pennsylvania)	0.85	2/1/09	500,000 [a]	500,000
Montgomery County Industrial Development Authority,
PCR, CP (Exelon Project) (LOC; Wachovia Bank)	1.50	2/12/09	20,000,000	20,000,000
Montgomery County Industrial Development Authority,
PCR, CP (Exelon Project) (LOC; Wachovia Bank)	0.55	5/14/09	4,000,000	4,000,000
Montgomery County Industrial Development Authority, Retirement
Community Revenue (Adult Communities Total Services Retirement
Life Communities, Inc. Obligated Group) (LOC; Bank of America)	0.80	2/1/09	6,000,000 [a]	6,000,000
Pennsylvania Economic Development Financing Authority, Exempt
Facility Revenue (PPL Energy Supply) (LOC; Wachovia Bank)	1.80	4/9/09	8,000,000	8,000,000
Pennsylvania Economic Development Financing Authority, Revenue
(Evergreen Community Power Facility) (LOC; M&T Bank)	0.68	2/7/09	16,000,000 [a]	16,000,000
Pennsylvania Higher Educational Facilities Authority,
Revenue (Foundation for Indiana University of Pennsylvania
Student Housing Project at Indiana University of Pennsylvania)
(LOC; Citizens Bank of Pennsylvania)	0.45	2/7/09	5,000,000 [a]	5,000,000
Philadelphia Authority for Industrial Development, Revenue
(Gift of Life Donor Program Project) (LOC; Commerce Bank NA)	0.53	2/7/09	1,000,000 [a]	1,000,000
Philadelphia Hospitals and Higher Education Facilities
Authority, HR (The Children’s Hospital of Philadelphia
Project) (Liquidity Facility; Wachovia Bank)	0.55	2/1/09	8,000,000 [a]	8,000,000

The Funds 35

STATEMENT OF INVESTMENTS (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Pennsylvania (continued)
Puttable Floating Option Tax Exempt Receipts (Allegheny County
Airport Authority, Airport Revenue (Pittsburgh International
Airport)) (Insured: Berkshire Hathaway Assurance Corporation
and Liquidity Facility; Merrill Lynch Capital Services)	0.49	2/7/09	10,000,000 [a,c]	10,000,000
University of Pittsburgh of the Commonwealth
System of Higher Education, CP	0.60	2/6/09	10,000,000	10,000,000
South Dakota—.4%
South Dakota Housing Development Authority, Homeownership
Mortgage Revenue (Liquidity Facility; Citigroup)	0.78	2/7/09	6,030,000 [a,c]	6,030,000
Tennessee—3.2%
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; SunTrust Bank)	0.47	2/1/09	12,100,000 [a]	12,100,000
Hendersonville Industrial Development Board,
Tax Increment Revenue (LOC; Fifth Third Bank)	3.00	2/7/09	7,500,000 [a]	7,500,000
Knox County Health, Educational and Housing Facility Board, HR
(Covenant Health) (Insured; Assured Guaranty and
Liquidity Facility; SunTrust Bank)	0.72	2/1/09	18,000,000 [a]	18,000,000
Knox County Health, Educational and Housing Facility Board, HR
(Convenant Health) (LOC; SunTrust Bank)	0.47	2/1/09	5,000,000 [a]	5,000,000
Metropolitan Government of Nashville and Davidson County Health
and Educational Facilities Board, Health Facilities Revenue,
Refunding (MUC-CI Homes, Inc. Project) (LOC; Fifth Third Bank)	1.15	2/7/09	7,750,000 [a]	7,750,000
Texas—9.3%
Calhoun County Navigation Industrial Development Authority,
Port Revenue (The British Petroleum Company PLC)	0.65	2/1/09	20,000,000 [a]	20,000,000
Calhoun Port Authority, Environmental Facilities Revenue
(Formosa Plastics Corporation, Texas Project) (LOC; Bank of America)	0.70	2/7/09	10,000,000 [a]	10,000,000
Collin County Housing Finance Corporation, Multifamily
Revenue (Carpenter-Oxford Development Housing)
(Liquidity Facility; FHLMC and LOC; FHLMC)	0.64	2/7/09	5,000,000 [a,c]	5,000,000
DeSoto Industrial Development Authority, IDR, Refunding
(National Service Industries Inc. Project) (LOC; Wachovia Bank)	0.55	2/7/09	3,660,000 [a]	3,660,000
Harris County Health Facilities Development Corporation, HR,
Refunding (Texas Children’s Hospital Project) (Liquidity
Facility: Bank of America and JPMorgan Chase Bank)	2.10	4/28/09	9,955,000	9,955,000
Harris County Industrial Development Corporation, SWDR
(Deer Park Refining Limited Partnership Project)	0.80	2/1/09	2,400,000 [a]	2,400,000
Harris County Metropolitan Transit Authority, Sales and Use Tax Revenue,
CP (Liquidity Facility: Compass Bank and JPMorgan Chase Bank)	0.85	3/9/09	10,000,000	10,000,000
Harris County Metropolitan Transit Authority, Sales and Use Tax Revenue,
CP (Liquidity Facility: Compass Bank and JPMorgan Chase Bank)	0.68	3/25/09	16,500,000	16,500,000
Harris County Metropolitan Transit Authority, Sales and Use Tax Revenue,
CP (Liquidity Facility: Compass Bank and JPMorgan Chase Bank)	0.40	4/1/09	3,000,000	3,000,000
Harrison County Health Facilities Development Corporation, HR
(Marshall Regional Medical Center Project) (LOC; Amsouth Bank)	0.68	2/7/09	12,115,000 [a]	12,115,000
Oakbend Medical Center, HR (LOC; Regions Bank)	0.65	2/1/09	10,035,000 [a]	10,035,000
Port of Port Arthur Navigation District, Environmental Facilities
Revenue (Motiva Enterprises LLC Project)	0.99	2/7/09	13,000,000 [a]	13,000,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Texas (continued)
Port of Port Arthur Navigation District, Revenue, CP (BASF AG)	0.50	4/8/09	10,000,000	10,000,000
San Antonio, Water System Revenue, CP (Liquidity Facility:
Bank of America and State Street Bank and Trust Co.)	0.45	2/13/09	3,500,000	3,500,000
San Antonio, Water System Revenue, CP (Liquidity Facility:
Bank of America and State Street Bank and Trust Co.)	0.45	3/9/09	10,000,000	10,000,000
Texas Department of Housing and Community Affairs,
MFHR, Refunding (Champions Crossing Apartments)
(Liquidity Facility; FNMA and LOC; FNMA)	0.90	2/7/09	5,025,000 [a]	5,025,000
Utah—.6%
Utah Housing Corporation, SFMR (LOC; Royal Bank of Canada)	1.00	4/8/09	10,000,000	10,000,000
Vermont—2.0%
Vermont Economic Development Authority, Revenue, CP (LOC; Calyon)	0.70	4/21/09	10,000,000	10,000,000
Vermont Educational and Health Buildings Financing
Agency, HR (Rutland Regional Medical Center Project)
(Liquidity Facility; TD Banknorth NA)	0.67	2/1/09	21,675,000 [a]	21,675,000
Virginia—3.6%
Lynchburg Redevelopment and Housing Authority, Housing Revenue
(KHM Properties-Lynchburg, LLC Project) (LOC; M&T Bank)	0.63	2/7/09	13,520,000 [a]	13,520,000
Norfolk Economic Development Authority, New Empowerment Zone
Facility Revenue (Metro Machine Corp. Project) (LOC; Wachovia Bank)	0.63	2/7/09	5,100,000 [a]	5,100,000
Virginia Commonwealth University Health System
Authority, General Revenue (Medical College of
Virginia Hospitals) (Liquidity Facility; Wachovia Bank)	0.60	2/1/09	22,210,000 [a]	22,210,000
Virginia Port Authority, Subordinate Port Facilities Revenue, BAN	3.00	7/1/09	15,000,000	15,063,448
Washington—.8%
Pierce County Economic Development Corporation, Multi-Mode Industrial
Revenue (SeaTac Packaging Project) (LOC; HSBC Bank USA)	0.70	2/7/09	5,590,000 [a]	5,590,000
Tacoma Housing Authority, Revenue
(Crown Assisted Living Project) (LOC; Key Bank)	1.25	2/7/09	600,000 [a]	600,000
Washington Housing Finance Commission, Nonprofit Revenue
(Panorama Project) (LOC; Key Bank)	0.85	2/7/09	4,000,000 [a]	4,000,000
Washington Housing Finance Commission, Nonprofit Revenue,
Refunding (Panorama City Project) (LOC; Key Bank)	0.75	2/1/09	1,785,000 [a]	1,785,000
Wisconsin—1.1%
Wisconsin Health and Educational Facilities Authority,
Revenue (Mequon Jewish Campus, Inc. Project) (LOC; Bank One)	0.60	2/7/09	6,460,000 [a]	6,460,000
Wisconsin School Districts, COP, TRAN
(Cash Flow Management Program) (LOC; U.S. Bank NA)	3.00	9/17/09	10,000,000	10,073,622

Total Investments (cost $1,561,937,464)			99.6%	1,561,937,464
Cash and Receivables (Net)			.4%	5,561,747
Net Assets			100.0%	1,567,499,211

See footnotes on page 68
See notes to financial statements.

The Funds 37

STATEMENT OF INVESTMENTS January 31, 2009

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—99.7%

Albany County Airport Authority, Airport Revenue,
Refunding (LOC; Bank of America)	0.70	2/7/09	8,065,000 [a]	8,065,000
Albany Industrial Development Agency, Civic Facility Revenue
(Albany Medical Center Hospital Project) (LOC; Bank of America)	0.60	2/7/09	2,900,000 [a]	2,900,000
Albany Industrial Development Agency, Civic Facility Revenue
(Albany Medical Center Hospital Project) (LOC; Key Bank)	0.85	2/7/09	5,000,000 [a]	5,000,000
Arlington Central School District, GO Notes, BAN	2.75	8/21/09	3,911,400	3,925,099
Avoca Central School District, GO Notes, BAN	2.75	8/26/09	6,000,000	6,018,218
Cattaraugus County Industrial Development Agency,
Civic Facility Revenue (Young Men’s Christian
Association of Olean, N.Y. Project) (LOC; Key Bank)	1.25	2/7/09	3,415,000 [a]	3,415,000
Chautauqua County Industrial Development Agency, Civic Facility
Revenue (Gerry Homes Project) (LOC; HSBC Bank USA)	0.80	2/7/09	12,430,000 [a]	12,430,000
Chemung County Industrial Development Agency, IDR
(MMARS 2nd Program) (LOC; HSBC Bank USA)	0.80	2/7/09	945,000 [a]	945,000
Clinton County Industrial Development Agency,
Civic Facility Revenue (Champlain Valley Physicians
Hospital Medical Center Project) (Liquidity Facility; Key Bank)	0.85	2/7/09	7,800,000 [a]	7,800,000
Clinton County Industrial Development Agency,
Civic Facility Revenue (Champlain Valley Physicians
Hospital Medical Center Project) (LOC; Key Bank)	0.85	2/7/09	10,505,000 [a]	10,505,000
Columbia County Industrial Development Agency, Civic Facility Revenue
(The Columbia Memorial Hospital Project) (LOC; Key Bank)	1.30	2/7/09	5,785,000 [a]	5,785,000
Dutchess County Industrial Development Agency, Civic Facility Revenue
(Anderson Foundation for Autism, Inc. Project) (LOC; M&T Bank)	0.58	2/7/09	8,985,000 [a]	8,985,000
Dutchess County Industrial Development Agency, Civic Facility Revenue
(Anderson Foundation for Autism, Inc. Project) (LOC; M&T Bank)	0.58	2/7/09	10,000,000 [a]	10,000,000
Dutchess County Industrial Development Agency, Civic Facility Revenue
(Arbor Ridge Brookmeade Inc.) (LOC; M&T Bank)	0.58	2/7/09	10,000,000 [a]	10,000,000
Dutchess County Industrial Development Agency,
Civic Facility Revenue, Refunding (Lutheran Center at
Poughkeepsie, Inc. Project) (LOC; Key Bank)	1.30	2/7/09	3,655,000 [a]	3,655,000
East Irondequoit Central School District, GO Notes, BAN	2.50	6/18/09	2,500,000	2,505,518
East Rochester Housing Authority, Housing Revenue (Park Ridge
Nursing Home, Inc. Project) (LOC; JPMorgan Chase Bank)	0.50	2/7/09	5,000,000 [a]	5,000,000
Erie County Industrial Development Agency, Civic Facility
Revenue (Heritage Center Project) (LOC; Key Bank)	1.45	2/7/09	1,850,000 [a]	1,850,000
Erie County Industrial Development Agency, Civic Facility
Revenue (YMCA of Greater Buffalo Project) (LOC; HSBC Bank USA)	0.80	2/7/09	675,000 [a]	675,000
Erie County Industrial Development Agency, Civic Facility
Revenue (YMCA of Greater Buffalo Project) (LOC; HSBC Bank USA)	0.80	2/7/09	3,535,000 [a]	3,535,000
Erie County Industrial Development Agency, IDR
(Hydro-Air Components Inc. Project) (LOC; HSBC Bank USA)	0.70	2/7/09	4,005,000 [a]	4,005,000
Guilderland Industrial Development Agency, Civic Facility
Revenue (Wildwood Programs, Inc. Project) (LOC; Key Bank)	1.05	2/7/09	3,480,000 [a]	3,480,000
Hamburg Central School District, GO Notes, BAN	3.35	7/2/09	4,700,000	4,721,291
Hempstead Industrial Development Agency, IDR
(FCD Lynbrook LLC Facility) (Liquidity Facility;
Goldman Sachs Group and LOC; Goldman Sachs Group)	1.04	2/7/09	6,350,000 [a,c]	6,350,000

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Herkimer County Industrial Development Agency, IDR (F.E. Hale
Manufacturing Company Facility) (LOC; HSBC Bank USA)	0.80	2/7/09	1,950,000 [a]	1,950,000
Hudson Yards Infrastructure Corporation, Hudson Yards Senior
Revenue (LOC; Citibank NA and Liquidity Facility; Citibank NA)	0.61	2/7/09	52,200,000 [a,c]	52,200,000
JPMorgan Chase Putter/Drivers Trust (New York
State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving
Funds Revenue) (Liquidity Facility; JPMorgan Chase Bank)	0.44	2/7/09	5,840,000 [a,c]	5,840,000
Lancaster Industrial Development Agency, IDR
(Sealing Devices Inc. Project) (LOC; HSBC Bank USA)	0.70	2/7/09	2,335,000 [a]	2,335,000
Long Island Power Authority, CP (Long Island Lighting
Company) (LOC; JPMorgan Chase Bank)	0.40	6/11/09	29,300,000	29,300,000
Long Island Power Authority, CP (Long Island Lighting Company)
(LOC; State Street Bank and Trust Co.)	0.27	3/10/09	6,000,000	6,000,000
Long Island Power Authority, Electric System General Revenue
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	2.00	2/7/09	17,000,000 [a]	17,000,000
Long Island Power Authority, Electric System General
Revenue (Long Island Lighting Company)
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	2.75	2/7/09	23,200,000 [a]	23,200,000
Long Island Power Authority, Electric System Subordinated
Revenue (LOC; Bayerische Landesbank)	0.48	2/1/09	7,000,000 [a]	7,000,000
Metropolitan Transportation Authority, Dedicated Tax Fund Bonds,
Refunding (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	1.65	2/7/09	20,000,000 [a]	20,000,000
Metropolitan Transportation Authority,
Transportation Revenue, CP (LOC; ABN-AMRO)	1.35	2/9/09	5,000,000	5,000,000
Metropolitan Transportation Authority,
Transportation Revenue, CP (LOC; ABN-AMRO)	1.05	2/12/09	8,000,000	8,000,000
Metropolitan Transportation Authority,
Transportation Revenue, CP (LOC; ABN-AMRO)	0.80	3/6/09	5,000,000	5,000,000
Metropolitan Transportation Authority,
Transportation Revenue, CP (LOC; ABN-AMRO)	0.85	3/19/09	25,000,000	25,000,000
Metropolitan Transportation Authority,
Transportation Revenue, CP (LOC; ABN-AMRO)	0.60	3/26/09	20,000,000	20,000,000
Monroe County Industrial Development Agency, Civic Facility
Revenue (DePaul Properties, Inc. Project) (LOC; Key Bank)	0.85	2/7/09	3,000,000 [a]	3,000,000
Monroe County Industrial Development Agency,
IDR (Chaney Enterprise) (LOC; M&T Bank)	0.73	2/7/09	2,250,000 [a]	2,250,000
Monroe County Industrial Development Agency, IDR
(Genesee Metal Stampings Inc. Facility) (LOC; HSBC Bank USA)	0.80	2/7/09	580,000 [a]	580,000
Monroe County Industrial Development Agency, Revenue (HDF-RWC
Project 1, LLC— Robert Weslayan College Project) (LOC; M&T Bank)	1.50	2/7/09	2,700,000 [a]	2,700,000
New York City, GO Notes (Insured; FSA and Liquidity Facility;
State Street Bank and Trust Co.)	0.60	2/1/09	2,000,000 [a]	2,000,000
New York City, GO Notes (Insured; FSA and Liquidity Facility;
State Street Bank and Trust Co.)	0.60	2/1/09	3,900,000 [a]	3,900,000
New York City, GO Notes (Liquidity Facility; Allied Irish Banks)	0.55	2/1/09	3,000,000 [a]	3,000,000
New York City, GO Notes (Liquidity Facility; Bank of America)	0.30	2/1/09	9,500,000 [a]	9,500,000
New York City, GO Notes (Liquidity Facility; Dexia Credit Locale)	1.50	2/1/09	25,000,000 [a]	25,000,000

The Funds 39

STATEMENT OF INVESTMENTS (continued)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

New York City, GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.48	2/1/09	3,000,000 [a]	3,000,000
New York City, GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.55	2/1/09	2,000,000 [a]	2,000,000
New York City, GO Notes (Liquidity Facility; Wachovia Bank)	0.57	2/1/09	25,500,000 [a]	25,500,000
New York City, GO Notes (LOC; Bank of Nova Scotia)	0.35	2/7/09	6,785,000 [a]	6,785,000
New York City, GO Notes (LOC; JPMorgan Chase Bank)	0.55	2/1/09	2,600,000 [a]	2,600,000
New York City, GO Notes (LOC; JPMorgan Chase Bank)	0.25	2/7/09	8,700,000 [a]	8,700,000
New York City, GO Notes (LOC; JPMorgan Chase Bank)	0.25	2/7/09	4,800,000 [a]	4,800,000
New York City, GO Notes (LOC; Landesbank Baden-Wurttemberg)	0.48	2/1/09	1,100,000 [a]	1,100,000
New York City, GO Notes (LOC; Landesbank Baden-Wurttemberg)	0.40	2/7/09	6,265,000 [a]	6,265,000
New York City Capital Resource Corporation, Revenue
(Loan Enhanced Assistance Program— Cobble Hill
Health Center, Inc.) (LOC; Bank of America)	0.35	2/7/09	6,000,000 [a]	6,000,000
New York City Housing Development Corporation, MFHR
(Liquidity Facility; JPMorgan Chase Bank)	0.45	2/7/09	15,000,000 [a]	15,000,000
New York City Housing Development Corporation,
Multi-Family Rental Housing Revenue (155 West 21st Street
Development) (Liquidity Facility; FNMA and LOC; FNMA)	0.40	2/7/09	10,000,000 [a]	10,000,000
New York City Housing Development Corporation, Residential
Revenue (Queens College Residences) (LOC; RBS Citizens NA)	0.65	2/7/09	7,000,000 [a]	7,000,000
New York City Industrial Development Agency, Civic Facility Revenue
(Birch Wathen Lenox School Project) (LOC; Allied Irish Banks)	0.56	2/7/09	7,540,000 [a]	7,540,000
New York City Industrial Development Agency,
Civic Facility Revenue (Columbia Grammar and
Preparatory School Project) (LOC; Allied Irish Banks)	0.58	2/7/09	5,205,000 [a]	5,205,000
New York City Industrial Development Agency, Civic Facility Revenue
(French Institute-Alliance Francaise de New York—Federation of
French Alliances in the United States Project) (LOC; M&T Bank)	0.63	2/7/09	1,965,000 [a]	1,965,000
New York City Industrial Development Agency, Civic Facility
Revenue (Jewish Community Center on the Upper West
Side, Inc. Project) (LOC; M&T Bank)	0.58	2/7/09	5,000,000 [a]	5,000,000
New York City Industrial Development Agency, Civic Facility Revenue
(New York Psychotherapy Project) (LOC; JPMorgan Chase Bank)	0.55	2/7/09	2,915,000 [a]	2,915,000
New York City Industrial Development Agency, Civic Facility Revenue
(Sephardic Community Youth Center, Inc. Project) (LOC; M&T Bank)	0.58	2/7/09	3,100,000 [a]	3,100,000
New York City Industrial Development Agency, Civic Facility
Revenue (Spence-Chapin, Services to Families and
Children Project) (LOC; Allied Irish Banks)	0.58	2/7/09	2,790,000 [a]	2,790,000
New York City Industrial Development Agency, Civic Facility Revenue
(Village Community School Project) (LOC; M&T Bank)	0.63	2/7/09	2,400,000 [a]	2,400,000
New York City Municipal Water Finance Authority, Water and
Sewer System Revenue (Liquidity Facility; BNP Paribas)	0.36	2/7/09	7,000,000 [a]	7,000,000
New York City Municipal Water Finance Authority, Water and
Sewer System Revenue (Liquidity Facility; Dexia Credit Locale)	1.00	2/1/09	5,500,000 [a]	5,500,000
New York City Municipal Water Finance Authority, Water and
Sewer System Revenue (Liquidity Facility; Lloyds TSB Bank PLC)	0.55	2/1/09	14,025,000 [a]	14,025,000

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

New York City Municipal Water Finance Authority, Water
and Sewer System Revenue (Putters Program)
(Liquidity Facility; JPMorgan Chase Bank)	0.44	2/7/09	5,190,000 [a,c]	5,190,000
New York City Transitional Finance Authority, Future Tax Secured
Revenue (Liquidity Facility; Bayerische Landesbank)	0.35	2/1/09	2,300,000 [a]	2,300,000
New York City Transitional Finance Authority, Future Tax Secured
Revenue (Liquidity Facility; Landesbank Baden-Wurttemberg)	0.55	2/1/09	4,900,000 [a]	4,900,000
New York City Transitional Finance Authority, Revenue
(New York City Recovery) (Liquidity Facility; JPMorgan Chase Bank)	0.35	2/1/09	13,200,000 [a]	13,200,000
New York City Transitional Finance Authority, Revenue
(New York City Recovery) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.55	2/1/09	6,100,000 [a]	6,100,000
New York City Transitional Finance Authority, Revenue
(New York City Recovery) (Liquidity Facility; Societe Generale)	0.20	2/7/09	6,500,000 [a]	6,500,000
New York State Dormitory Authority, Consolidated Fifth General
Resolution Revenue (City University System) (LOC; TD Banknorth NA)	0.43	2/7/09	6,000,000 [a]	6,000,000
New York State Dormitory Authority, Revenue (Catholic Health
System Obligated Group) (LOC; HSBC Bank USA)	0.47	2/7/09	2,470,000 [a]	2,470,000
New York State Dormitory Authority, Revenue
(Cornell University) (LOC; HSBC Bank USA)	0.25	2/7/09	6,400,000 [a]	6,400,000
New York State Dormitory Authority, Revenue
(Le Moyne College) (LOC; TD Banknorth NA)	0.40	2/7/09	4,000,000 [a]	4,000,000
New York State Dormitory Authority, Revenue
(Long Island University) (LOC; RBS Citizens NA)	0.50	2/7/09	6,500,000 [a]	6,500,000
New York State Dormitory Authority, Revenue (Mental Health Services
Facilities Improvement) (Liquidity Facility; Bank of Nova Scotia)	0.35	2/7/09	7,200,000 [a]	7,200,000
New York State Dormitory Authority, Revenue
(Park Ridge Hospital, Inc.) (LOC; JPMorgan Chase Bank)	0.50	2/7/09	19,300,000 [a]	19,300,000
New York State Dormitory Authority, Revenue
(Saint John’s University) (LOC; JPMorgan Chase Bank)	0.30	2/7/09	8,700,000 [a]	8,700,000
New York State Dormitory Authority, Revenue
(The College of New Rochelle) (LOC; RBS Citizens NA)	0.65	2/7/09	4,000,000 [a]	4,000,000
New York State Dormitory Authority,
Revenue (The Rockefeller University)	0.20	2/7/09	8,300,000 [a]	8,300,000
New York State Dormitory Authority, Revenue
(Wagner College) (LOC; TD Banknorth NA)	0.47	2/7/09	4,000,000 [a]	4,000,000
New York State Dormitory Authority, Revenue, CP (Cornell University)	0.70	3/11/09	26,125,000	26,125,000
New York State Housing Finance Agency, Housing Revenue
(20 River Terrace) (Liquidity Facility; FNMA and LOC; FNMA)	0.30	2/7/09	3,300,000 [a]	3,300,000
New York State Housing Finance Agency, Housing
Revenue (70 Battery Place) (LOC; FNMA)	0.35	2/7/09	20,600,000 [a]	20,600,000
New York State Housing Finance Agency, Housing Revenue
(316 Eleventh Avenue) (Liquidity Facility; FNMA and LOC; FNMA)	0.40	2/7/09	25,500,000 [a]	25,500,000
New York State Housing Finance Agency, Housing Revenue
(350 West 37th Street) (LOC; Wachovia Bank)	0.56	2/7/09	9,000,000 [a]	9,000,000
New York State Housing Finance Agency, Housing Revenue
(Avalon Bowery Place II) (LOC; Bank of America)	0.60	2/7/09	12,000,000 [a]	12,000,000

The Funds 41

STATEMENT OF INVESTMENTS (continued)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

New York State Housing Finance Agency, Housing Revenue (Normandie
Court I Project) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.20	2/7/09	4,850,000 [a]	4,850,000
New York State Housing Finance Agency, Housing Revenue
(North End Avenue) (Liquidity Facility; FNMA and LOC; FNMA)	0.25	2/7/09	1,700,000 [a]	1,700,000
New York State Housing Finance Agency, Service
Contract Revenue, Refunding (LOC; Bank of America)	0.38	2/7/09	16,100,000 [a]	16,100,000
New York State Housing Finance Agency, Service Contract
Revenue, Refunding (LOC; Bank of America)	0.40	2/7/09	4,200,000 [a]	4,200,000
New York State Thruway Authority, Highway and Bridge
Trust Fund Bonds, Refunding (Insured; AMBAC)	5.00	4/1/09	2,445,000	2,459,772
New York State Urban Development Corporation, COP
(James A. Farley Post Office Project) (Liquidity
Facility; Citigroup Inc. and LOC; Citigroup Inc.)	0.87	2/7/09	22,550,000 [a,c]	22,550,000
Newburgh Industrial Development Agency,
Civic Facility Revenue (Community Development
Properties Dubois Street II, Inc. Project) (LOC; Key Bank)	1.30	2/7/09	3,300,000 [a]	3,300,000
Niagara County Industrial Development Agency, Civic Facility Revenue
(Niagara University Project) (Liquidity Facility; HSBC Bank USA)	0.45	2/7/09	5,000,000 [a]	5,000,000
Onondaga County Industrial Development Agency, IDR (General Super
Plating Company, Inc. Project) (LOC; Citizens Bank of Pennsylvania)	1.55	2/7/09	1,990,000 [a]	1,990,000
Onondaga County Industrial Development Agency, IDR
(ICM Controls Corporation Project) (LOC; M&T Bank)	0.68	2/7/09	2,380,000 [a]	2,380,000
Ontario County Industrial Development Agency,
Civic Facility Revenue (CHF-Finger Lakes, L.L.C.
Civic Facility) (LOC; Royal Bank of Scotland PLC)	0.65	2/7/09	4,000,000 [a]	4,000,000
Ontario County Industrial Development Agency, IDR (Dixit
Enterprises/Newtex Industries, Inc. Facility) (LOC; HSBC Bank USA)	0.80	2/7/09	2,670,000 [a]	2,670,000
Orange County Industrial Development Agency, Civic Facility Revenue
(Saint Luke’s Cornwall Hospital Project) (LOC; Key Bank)	1.30	2/7/09	3,900,000 [a]	3,900,000
Otsego County Industrial Development Agency, Civic Facility Revenue
(Templeton Foundation Project) (LOC; Key Bank)	1.05	2/7/09	3,165,000 [a]	3,165,000
Plattsburgh, BAN (Municipal Lighting)	2.50	6/19/09	2,300,000	2,304,687
Port Authority of New York and New Jersey, Equipment Notes	0.59	2/7/09	10,500,000 [a]	10,500,000
Port Jefferson Union Free School District, GO Notes, TAN	2.50	6/30/09	5,900,000	5,915,716
Rensselaer County Industrial Development Agency,
Civic Facility Revenue (Rensselaer Polytechnic Institute Project)	0.20	2/7/09	7,940,000 [a]	7,940,000
Rensselaer Industrial Development Agency, Senior Housing
Revenue (Brunswick Senior Housing Project) (LOC; FHLB)	0.60	2/1/09	3,290,000 [a]	3,290,000
Saint Lawrence County Industrial Development Agency,
Civic Facility Revenue, Refunding (Claxton-Hepburn
Medical Center Project) (LOC; Key Bank)	1.30	2/7/09	3,600,000 [a]	3,600,000
Schenectady Industrial Development Agency, Civic Facility
Revenue (Union Graduate College Project) (LOC; M&T Bank)	1.50	2/7/09	5,660,000 [a]	5,660,000
Stillwater Central School District, GO Notes, BAN	2.75	9/24/09	4,000,000	4,015,117

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Suffolk County Industrial Development Agency, IDR (Wolf Family
LLC/Contract Pharmacal Corporation Facility) (LOC; HSBC Bank USA)	0.70	2/7/09	4,080,000 [a]	4,080,000
Syracuse Industrial Development Agency, Civic Facility Revenue
(Community Development Properties-Larned Project) (LOC; M&T Bank)	1.50	2/7/09	3,000,000 [a]	3,000,000
Syracuse Industrial Development Agency, Civic Facility Revenue
(Crouse Health Hospital, Inc. Project) (LOC; Key Bank)	1.30	2/7/09	3,305,000 [a]	3,305,000
Syracuse Industrial Development Agency, Civic Facility Revenue
(Crouse Health Hospital, Inc. Project) (LOC; Key Bank)	1.30	2/7/09	5,000,000 [a]	5,000,000
Syracuse Industrial Development Agency, Housing Revenue
(Masonic Lofts LLC Project) (LOC; Key Bank)	1.45	2/7/09	4,050,000 [a]	4,050,000
TSASC, Inc. of New York, Tobacco Flexible Amortization Bonds	6.25	7/15/09	22,000,000 [b]	22,653,241
TSASC, Inc. of New York, Tobacco Flexible Amortization Bonds	6.38	7/15/09	12,925,000 [b]	13,332,658
Ulster County Industrial Development Agency, IDR
(Selux Corporation Project) (LOC; M&T Bank)	0.68	2/7/09	1,385,000 [a]	1,385,000
Wayland-Cohocton Central School District, GO Notes, BAN	2.75	6/26/09	9,300,000	9,321,687
Westchester County Health Care Corporation, CP
(Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	2.00	2/19/09	20,000,000	20,000,000
Westchester County Industrial Development Agency,
Civic Facility Revenue (Mercy College Project) (LOC; Key Bank)	1.25	2/7/09	1,800,000 [a]	1,800,000
Westchester County Industrial Development Agency, Civic Facility
Revenue (The Masters School Civic Facility) (LOC; Allied Irish Banks)	0.58	2/7/09	3,235,000 [a]	3,235,000
Westchester County Industrial Development Agency, Civic Facility
Revenue (The Rye YMCA Project) (LOC; Allied Irish Banks)	0.78	2/7/09	2,250,000 [a]	2,250,000
Yonkers Industrial Development Agency, MFHR
(Main Street Lofts Yonkers LLC Project) (LOC; M&T Bank)	0.68	2/7/09	30,000,000 [a]	30,000,000
Yonkers Industrial Development Agency, Revenue
(Merlots Program) (Liquidity Facility; Wachovia Bank and LOC; GNMA)	0.75	2/7/09	4,215,000 [a,c]	4,215,000

Total Investments (cost $1,028,198,004)			99.7%	1,028,198,004
Cash and Receivables (Net)			.3%	2,654,509
Net Assets			100.0%	1,030,852,513

See footnotes on page 68
See notes to financial statements.

The Funds 43

STATEMENT OF INVESTMENTS January 31, 2009

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—100.0%

Alabama—1.5%
DCH Health Care Authority, Health Care Facilities
Revenue (LOC; Regions Bank)	0.68	2/7/09	25,000,000 [a]	25,000,000
Greater Montgomery Educational Building Authority, Educational
Facility Revenue (Huntingdon College Project) (LOC; Regions Bank)	0.73	2/7/09	15,861,000 [a]	15,861,000
Infirmary Health System Special Care Facilities Financing Authority
of Mobile, Revenue (Infirmary Health System, Inc.) (LOC; Regions Bank)	0.68	2/7/09	5,000,000 [a]	5,000,000
Jefferson County, Sewer Revenue Capital Improvement Warrants	5.38	2/1/09	20,000,000 [b]	20,200,400
Jefferson County, Sewer Revenue Capital Improvement Warrants	5.75	2/1/09	7,500,000 [b]	7,575,888
Prattville Educational Building Authority, Revenue
(Prattville Christian Academy, Inc. Project) (LOC; Regions Bank)	0.83	2/7/09	5,000,000 [a]	5,000,000
University of Alabama Board of Trustees, Revenue (University of
Alabama at Birmingham Hospital) (LOC; Regions Bank)	0.68	2/7/09	18,000,000 [a]	18,000,000
Arizona—2.3%
Arizona Health Facilities Authority, HR (Phoenix Children’s Hospital)
(Liquidity Facility; BNP Paribas and LOC; BNP Paribas)	0.69	2/7/09	12,470,000 [a,c]	12,470,000
Arizona Health Facilities Authority, HR (Phoenix Children’s Hospital)
(Liquidity Facility; Merrill Lynch Capital Services and LOC; Merrill Lynch)	1.54	2/7/09	10,000,000 [a,c]	10,000,000
Arizona Health Facilities Authority, HR (Phoenix Children’s Hospital)
(Liquidity Facility; Merrill Lynch Capital Services and LOC; Merrill Lynch)	1.54	2/7/09	9,620,000 [a,c]	9,620,000
Arizona Health Facilities Authority, Revenue
(La Loma Village) (LOC; Citibank NA)	0.58	2/7/09	18,300,000 [a]	18,300,000
Salt River Project Agricultural Improvement and Power District,
CP (Salt River Project) (Liquidity Facility: Bank of America,
Citibank NA, JPMorgan Chase Bank and Wells Fargo Bank)	1.00	3/11/09	6,000,000	6,000,000
Salt River Project Agricultural Improvement and Power District,
CP (Salt River Project) (Liquidity Facility: Bank of America,
Citibank NA, JPMorgan Chase Bank and Wells Fargo Bank)	1.00	3/11/09	25,000,000	25,000,000
Salt River Project Agricultural Improvement and Power District,
CP (Salt River Project) (Liquidity Facility: Bank of America,
Citibank NA, JPMorgan Chase Bank and Wells Fargo Bank)	0.95	3/12/09	35,000,000	35,000,000
Salt River Project Agricultural Improvement and Power District,
CP (Salt River Project) (Liquidity Facility: Bank of America,
Citibank NA, JPMorgan Chase Bank and Wells Fargo Bank)	0.80	3/13/09	36,600,000	36,600,000
Arkansas—.1%
Benton County Public Facilities Board, College Parking Facility Revenue
(NorthWest Arkansas Community College Project) (LOC; Regions Bank)	0.78	2/7/09	8,050,000 [a]	8,050,000
Colorado—1.6%
Centerra Metropolitan District, Improvement Revenue,
Refunding (LOC; Compass Bank)	0.50	2/7/09	15,000,000 [a]	15,000,000
Colorado Educational and Cultural Facilities Authority, Revenue
(The Nature Conservancy Project) (Liquidity Facility; Bank of America)	0.45	2/7/09	21,600,000 [a]	21,600,000
Denver Urban Renewal Authority, Stapleton Senior Tax
Increment Revenue (LOC; U.S. Bank NA)	0.47	2/7/09	10,000,000 [a]	10,000,000
Lowry Economic Redevelopment Authority, Revenue,
Refunding (LOC; Compass Bank)	0.50	2/7/09	7,000,000 [a]	7,000,000
RBC Municipal Products Inc. Trust (Meridian Village Metropolitan
District Number One, Improvement Revenue) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.58	2/7/09	17,600,000 [a,c]	17,600,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Colorado (continued)
Southern Ute Indian Tribe of the Southern
Ute Indian Reservation, Revenue	0.50	2/7/09	26,000,000 [a]	26,000,000
Southglenn Metropolitan District, Special Revenue (LOC; BNP Paribas)	0.53	2/7/09	8,000,000 [a]	8,000,000
Connecticut—.1%
Connecticut Health and Educational Facilities Authority, Revenue
(Westminster School Issue) (LOC; Bank of America)	0.52	2/7/09	4,160,000 [a]	4,160,000
Delaware—.4%
Delaware Economic Development Authority, MFHR
(School House Project) (LOC; HSBC Bank USA)	0.80	2/7/09	12,700,000 [a]	12,700,000
Delaware Economic Development Authority, Revenue
(Connections CSP Project) (LOC; PNC Bank NA)	0.47	2/7/09	6,790,000 [a]	6,790,000
Delaware Health Facilities Authority, Revenue
(Christiana Care Health Services)	0.47	2/7/09	8,325,000 [a]	8,325,000
District of Columbia—2.6%
Anacostia Waterfront Corporation, PILOT Revenue (Merlots
Program) (Liquidity Facility; Wachovia Bank and LOC; Wachovia Bank)	0.60	2/7/09	77,985,000 [a,c]	77,985,000
District of Columbia, Multimodal GO (LOC; JPMorgan Chase Bank)	0.40	2/7/09	19,435,000 [a]	19,435,000
District of Columbia, Revenue (American College of
Cardiology Foundation Issue) (LOC; SunTrust Bank)	0.54	2/7/09	13,000,000 [a]	13,000,000
District of Columbia, Revenue (American Legacy
Foundation Issue) (LOC; Regions Bank)	0.68	2/7/09	22,000,000 [a]	22,000,000
District of Columbia, Revenue (The Washington
Center for Internships and Academic Seminars Issue)
(LOC; Branch Banking and Trust Co.)	0.45	2/7/09	4,000,000 [a]	4,000,000
Washington DC Metropolitan Area Transit
Authority, CP (LOC; Wachovia Bank)	0.20	2/12/09	33,900,000	33,900,000
Florida—12.9%
Bay Medical Center Board of Trustees, HR
(Bay Medical Center Project) (LOC; Regions Bank)	1.40	2/7/09	62,000,000 [a]	62,000,000
Brevard County Educational Facilities Authority, Revenue
(Florida Institute of Technology Project) (LOC; Fifth Third Bank)	1.15	2/7/09	26,125,000 [a]	26,125,000
Broward County, Sales Tax Revenue, CP
(Liquidity Facility; Dexia Credit Locale)	3.00	2/4/09	46,000,000	46,000,000
Broward County Educational Facilities Authority,
Educational Facilities Revenue (Nova Southeastern
University Project) (LOC; Bank of America)	0.54	2/7/09	8,255,000 [a]	8,255,000
Broward County Health Facilities Authority, Revenue, Refunding
(John Knox Village of Florida, Inc. Project) (LOC; Wachovia Bank)	0.45	2/7/09	31,165,000 [a]	31,165,000
Capital Trust Agency, MFHR (Brittany Bay Apartments—Waterman’s
Crossing) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.64	2/7/09	23,350,000 [a,c]	23,350,000
Citizens Property Insurance Corporation,
High-Risk Account Senior Secured Revenue	4.50	6/1/09	125,000,000	125,397,321
Collier County Health Facilities Authority, Health Facility
Revenue (The Moorings, Inc. Project) (LOC; Wachovia Bank)	0.45	2/7/09	34,820,000 [a]	34,820,000
Escambia County Health Facilities Authority,
Healthcare Facilities Revenue, Refunding (Azalea
Trace, Inc. Obligated Group) (LOC; Bank of America)	0.75	2/1/09	2,500,000 [a]	2,500,000

The Funds 45

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Florida (continued)
Florida Higher Educational Facilities Financing Authority, Revenue
(Jacksonville University Project) (LOC; Regions Bank)	0.75	2/7/09	37,200,000 [a]	37,200,000
Florida Local Government Finance Commission,
Pooled Loan Program Revenue, CP (LOC; Wachovia Bank)	0.75	2/11/09	30,000,000	30,000,000
Highlands County Health Facilities Authority, HR
(Adventist Health System/Sunbelt Obligated Group)	0.55	2/7/09	18,500,000 [a]	18,500,000
Highlands County Health Facilities Authority, HR (Adventist
Health System/Sunbelt Obligated Group) (LOC; SunTrust Bank)	0.45	2/7/09	19,100,000 [a]	19,100,000
Highlands County Health Facilities Authority, HR (Adventist
Health System/Sunbelt Obligated Group) (LOC; SunTrust Bank)	0.45	2/7/09	20,000,000 [a]	20,000,000
Highlands County Health Facilities Authority, HR (Adventist
Health System/Sunbelt Obligated Group) (LOC; SunTrust Bank)	0.52	2/7/09	10,000,000 [a]	10,000,000
Highlands County Health Facilities Authority, HR (Adventist
Health System/Sunbelt Obligated Group) (LOC; SunTrust Bank)	0.60	2/7/09	20,000,000 [a]	20,000,000
Highlands County Health Facilities Authority, HR (Adventist
Health System/Sunbelt Obligated Group) (LOC; SunTrust Bank)	0.65	2/7/09	30,000,000 [a]	30,000,000
Highlands County Health Facilities Authority, Revenue
(Adventist Health System/Sunbelt, Inc. Accounts
Receivable Program) (LOC; SunTrust Bank)	0.45	2/7/09	23,215,000 [a]	23,215,000
Hillsborough County School Board, COP (Master Lease
Purchase Agreement) (LOC; Wachovia Bank)	0.67	2/1/09	12,500,000 [a]	12,500,000
Jacksonville, Capital Projects Revenue (LOC; SunTrust Bank)	0.54	2/7/09	11,000,000 [a]	11,000,000
Jacksonville Health Facilities Authority, HR (Baptist Medical
Center Project) (LOC; Branch Banking and Trust Co.)	0.47	2/7/09	5,825,000 [a]	5,825,000
JEA, Water and Sewer System Subordinated Revenue
(Liquidity Facility; State Street Corporation)	0.50	2/7/09	9,800,000 [a]	9,800,000
Marion County Hospital District, Health System Improvement
Revenue (Munroe Regional Health System) (LOC; Amsouth Bank)	0.50	2/7/09	15,765,000 [a]	15,765,000
Miami-Dade County Health Facilities Authority, HR
(Miami Children’s Hospital Project) (LOC; Regions Bank)	0.68	2/7/09	45,000,000 [a]	45,000,000
Orange County Health Facilities Authority, Revenue (Adventist
Health System/Sunbelt Obligated Group) (LOC; SunTrust Bank)	0.45	2/7/09	39,700,000 [a]	39,700,000
Orange County Health Facilities Authority,
Revenue, CP (LOC; SunTrust Bank)	0.35	2/17/09	22,000,000	22,000,000
Port Orange, Revenue (Palmer College of Chiropractic
Florida Project) (LOC; ABN-AMRO)	0.45	2/7/09	4,075,000 [a]	4,075,000
Saint Johns County Industrial Development Authority, HR
(Flager Hospital, Inc. Project) (LOC; SunTrust Bank)	0.54	2/7/09	32,945,000 [a]	32,945,000
Sarasota County Public Hospital District, HR
(Sarasota Memorial Hospital Project) (LOC; Fifth Third Bank)	0.55	2/7/09	14,000,000 [a]	14,000,000
Tampa, Educational Facilities Revenue (Trinity School
for Children Project) (LOC; Regions Bank)	0.83	2/7/09	4,555,000 [a]	4,555,000
Tohopekaliga Water Authority, Utility System Revenue
(LOC; Landesbank Hessen-Thuringen Girozentrale)	0.50	2/7/09	12,900,000 [a]	12,900,000
University of South Florida Financing Corporation,
COP (University of South Florida Financing Corporation
Master Lease Program) (LOC; Wachovia Bank)	0.50	2/7/09	34,400,000 [a]	34,400,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Florida (continued)
Volusia County Industrial Development Authority,
Revenue, Refunding (Retirement Housing Foundation
Obligated Group—Bishop’s Glen) (LOC; KBC Bank)	0.45	2/7/09	12,690,000 [a]	12,690,000
Georgia—2.4%
Atlanta, Water and Wastewater Revenue	5.00	5/1/09	18,050,000 [b]	18,363,435
Atlanta Development Authority, Revenue
(Georgia Aquarium, Inc. Project) (LOC; SunTrust Bank)	0.57	2/7/09	10,000,000 [a]	10,000,000
Fulton County Development Authority, Educational
Facilities Revenue (Catholic Education of
North Georgia, Inc. Project) (LOC; Wachovia Bank)	0.53	2/7/09	14,420,000 [a]	14,420,000
Fulton County Housing Authority, MFHR
(Liquidity Facility; FHLMC and LOC; FHLMC)	0.64	2/7/09	25,365,000 [a,c]	25,365,000
Gainesville and Hall County Development Authority, Senior Living Facility
Revenue (Lanier Village Estates, Inc. Project) (LOC; Bank of America)	0.75	2/1/09	3,000,000 [a]	3,000,000
Georgia, GO Notes (Liquidity Facility; Dexia Credit Locale)	0.65	2/7/09	19,383,000 [a]	19,383,000
Georgia Ports Authority, Revenue (Garden City
Terminal Project) (LOC; SunTrust Bank)	0.54	2/7/09	9,600,000 [a]	9,600,000
Glynn-Brunswick Memorial Hospital Authority, RAC (Southeast Georgia
Health System Project) (LOC; Branch Banking and Trust Co.)	0.45	2/7/09	11,690,000 [a]	11,690,000
Metropolitan Atlanta Rapid Transit Authority,
Sales Tax Revenue, CP (LOC; Dexia Credit Locale)	1.75	2/3/09	15,000,000	15,000,000
Private Colleges and Universities Authority, CP (Emory University Project)	0.25	3/10/09	16,296,000	16,296,000
Private Colleges and Universities Authority,
Revenue (Emory University Project)	1.75	7/7/09	16,000,000	16,000,000
Idaho—.5%
Idaho Health Facilities Authority, Health Care Facilities Revenue
(Aces-Pooled Financing Program) (LOC; U.S. Bank NA)	0.40	2/7/09	2,250,000 [a]	2,250,000
Idaho Health Facilities Authority, Revenue (Saint Luke’s Regional Medical
Center Project) (Insured; FSA and Liquidity Facility; Bank of Montreal)	0.85	2/1/09	32,930,000 [a]	32,930,000
Illinois—8.0%
Channahon, Revenue, Refunding (Morris Hospital) (LOC; U.S. Bank NA)	0.45	2/7/09	3,695,000 [a]	3,695,000
Chicago Board of Education, Unlimited Tax GO (Merlots Program)
(Insured; Assured Guaranty and Liquidity Facility; Wachovia Bank)	0.60	2/7/09	11,255,000 [a,c]	11,255,000
Chicago O’Hare International Airport, Revenue (Insured;
Assured Guaranty and Liquidity Facility; Citibank NA)	0.80	2/7/09	10,000,000 [a,c]	10,000,000
Illinois, GO Notes (Fund for Infrastructure, Roads, Schools and Transit)	5.25	4/1/09	12,930,000	12,999,942
Illinois Educational Facilities Authority, Revenue
(Lake Forest Graduate School) (LOC; Fifth Third Bank)	3.00	2/7/09	5,730,000 [a]	5,730,000
Illinois Educational Facilities Authority,
Revenue (The University of Chicago)	1.95	5/5/09	18,000,000	18,000,000
Illinois Educational Facilities Authority, Revenue, CP
(Field Museum of Natural History) (LOC; Bank of America)	1.70	3/5/09	20,000,000	20,000,000
Illinois Educational Facilities Authority, Revenue, CP
(Pooled Finance Program) (LOC; Northern Trust Company)	0.70	3/19/09	51,200,000	51,200,000
Illinois Educational Facilities Authority, Revenue, CP
(Pooled Finance Program) (LOC; Northern Trust Company)	0.45	4/1/09	10,350,000	10,350,000

The Funds 47

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Illinois (continued)
Illinois Educational Facility Authority, Revenue, CP
(Pooled Finance Program) (LOC; Northern Trust Company)	0.80	3/19/09	30,000,000	30,000,000
Illinois Finance Authority, PCR, Refunding
(Commonwealth Edison Company Project) (LOC; SunTrust Bank)	0.50	2/7/09	49,830,000 [a]	49,830,000
Illinois Finance Authority, Revenue
(Monarch Landing, Inc. Facility) (LOC; Fifth Third Bank)	1.05	2/7/09	49,775,000 [a]	49,775,000
Illinois Finance Authority, Revenue (Northwestern Memorial
Hospital) (Liquidity Facility; JPMorgan Chase Bank)	0.50	2/7/09	12,950,000 [a]	12,950,000
Illinois Finance Authority, Revenue
(Riverside Health System) (LOC; JPMorgan Chase Bank)	0.38	2/7/09	5,545,000 [a]	5,545,000
Illinois Finance Authority, Revenue, CP
(Loyola University) (LOC; JPMorgan Chase Bank)	1.65	2/11/09	20,000,000	20,000,000
Illinois Finance Authority, Revenue, Refunding
(Bradley University) (LOC; Northern Trust Company)	2.00	4/1/09	7,345,000	7,345,000
Illinois Finance Authority, Revenue, Refunding
(Delnor-Community Hospital) (LOC; Fifth Third Bank)	0.40	2/7/09	59,090,000 [a]	59,090,000
Illinois Finance Authority, Revenue, Refunding
(Fairview Obligated Group) (LOC; ABN-AMRO)	0.45	2/7/09	21,795,000 [a]	21,795,000
Illinois Health Facilities Authority, Revenue
(Revolving Fund Pooled Financing Program)
(Insured; FSA and Liquidity Facility; Barclays Bank PLC)	0.50	2/7/09	9,400,000 [a]	9,400,000
Illinois Housing Development Authority, Homeowner Mortgage Revenue	1.85	8/1/09	4,480,000	4,480,000
Illinois Toll Highway Authority, Toll Highway Senior
Priority Revenue (Liquidity Facility; Dexia Credit Locale)	2.00	2/7/09	50,000,000 [a]	50,000,000
Illinois Toll Highway Authority, Toll Highway Senior Revenue,
Refunding (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	3.25	2/7/09	23,000,000 [a]	23,000,000
Lake County, MFHR (Whispering Oaks Apartments Project) (LOC; FHLMC)	0.45	2/7/09	3,250,000 [a]	3,250,000
Puttable Floating Option Tax Exempt Receipts (Chicago Transit
Authority, Capital Grants Receipts Revenue) (Insured; Assured
Guaranty and Liquidity Facility; Merrill Lynch Capital Services)	1.09	2/7/09	18,550,000 [a,c]	18,550,000
Will County, Revenue (University of Saint Francis
Project) (LOC; Fifth Third Bank)	1.15	2/7/09	13,510,000 [a]	13,510,000
Indiana—2.3%
Elkhart County, Revenue (Hubbard Hill Estates, Inc.
Project) (LOC; Fifth Third Bank)	3.00	2/7/09	1,885,000 [a]	1,885,000
Indiana Educational Facilities Authority, Revenue
(Martin University Project) (LOC; Key Bank)	1.05	2/7/09	2,790,000 [a]	2,790,000
Indiana Finance Authority, Health System Revenue,
Refunding (Sisters of Saint Francis Health Services, Inc.
Obligated Group) (LOC; JPMorgan Chase Bank)	0.45	2/7/09	10,900,000 [a]	10,900,000
Indiana Finance Authority, Revenue, Refunding
(Trinity Health Credit Group)	0.38	2/7/09	14,700,000 [a]	14,700,000
Indiana Health and Educational Facility Financing
Authority, Educational Facilities Revenue
(University of Evansville Project) (LOC; Fifth Third Bank)	1.15	2/7/09	23,175,000 [a]	23,175,000
Indiana Health and Educational Facility Financing
Authority, Revenue (Ascension Health Senior Credit
Group) (Liquidity Facility; Citigroup Inc.)	0.70	2/7/09	79,120,000 [a,c]	79,120,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Indiana (continued)
Indiana Health Facility Financing Authority,
Revenue (Ascension Health Credit Group)	1.75	4/1/09	10,000,000	10,000,000
Lawrence, Fort Harrison Reuse Authority, Tax Increment Revenue
(Fort Harrison Military Base Reuse District) (LOC; Fifth Third Bank)	3.00	2/7/09	6,655,000 [a]	6,655,000
Iowa—.2%
Iowa Finance Authority, Pollution Control Facility Revenue,
Refunding (MidAmerican Energy Project)	0.74	2/7/09	13,325,000 [a]	13,325,000
Kentucky—2.0%
Danville, Multi-City LR, CP (LOC; Fifth Third Bank)	2.25	2/4/09	15,000,000	15,000,000
Fort Mitchell, Kentucky League of Cities Funding Trust, LR
(Trust Lease Program) (LOC; U.S. Bank NA)	0.55	2/7/09	7,250,000 [a]	7,250,000
Georgetown, Industrial Building Revenue, Refunding
(Georgetown College Project) (LOC; Fifth Third Bank)	1.15	2/7/09	3,115,000 [a]	3,115,000
Jefferson County, Retirement Home Revenue (Nazareth Literary
and Benevolent Institution Project) (LOC; Fifth Third Bank)	3.00	2/7/09	11,270,000 [a]	11,270,000
Kentucky Asset/Liability Commission, General Fund TRAN	3.00	6/25/09	40,000,000	40,189,165
Kentucky Property and Buildings Commission, Revenue,
Refunding (Project Number 84) (Liquidity Facility;
Dexia Credit Locale and LOC; Dexia Credit Locale)	3.10	2/7/09	16,485,000 [a,c]	16,485,000
Lexington-Fayette Urban County Government, Industrial Building
Revenue (Northeast Christian Project) (LOC; Fifth Third Bank)	1.15	2/7/09	4,000,000 [a]	4,000,000
Madisonville, HR (Trover Clinic Foundation, Inc.) (Insured;
Assured Guaranty and Liquidity Facility; JPMorgan Chase Bank)	0.58	2/7/09	6,695,000 [a]	6,695,000
Richmond, Lease Program Revenue (Kentucky League of
Cities Funding Trust) (LOC; U.S. Bank NA)	0.55	2/7/09	2,000,000 [a]	2,000,000
Trimble County, Lease Program Revenue (Kentucky Association
of Counties Leasing Trust) (LOC; U.S. Bank NA)	0.60	2/1/09	5,575,000 [a]	5,575,000
Warren County, HR, Refunding (Bowling Green-Warren County
Community Hospital Corporation Project) (Insured; Assured
Guaranty and Liquidity Facility; Branch Banking and Trust Co.)	0.53	2/7/09	17,110,000 [a]	17,110,000
Louisiana—3.7%
Louisiana, GO Notes, Refunding (LOC; BNP Paribas)	0.35	2/7/09	24,000,000 [a]	24,000,000
Louisiana Local Government Environmental Facilities and Community
Development Authority, Healthcare Facilities Revenue, Refunding
(Saint James Place of Baton Rouge Project) (LOC; ABN-AMRO)	0.58	2/7/09	11,520,000 [a]	11,520,000
Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue
(LaShip, L.L.C. Project) (LOC; Regions Bank)	0.66	2/7/09	23,750,000 [a]	23,750,000
Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue (Northwestern
State University Student Housing Project) (LOC; Regions Bank)	0.88	2/7/09	10,480,000 [a]	10,480,000
Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue (University
of Louisiana Monroe Facilities, Inc. Project) (LOC; Regions Bank)	0.68	2/7/09	33,365,000 [a]	33,365,000
Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue, Refunding
(Shreveport Convention Center Hotel Project) (LOC; Regions Bank)	0.68	2/7/09	30,980,000 [a]	30,980,000

The Funds 49

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Louisiana (continued)
Louisiana Municipal Natural Gas Purchasing and Distribution Authority,
Revenue (Putters Program) (Gas Project Number 1) (Liquidity Facility;
JPMorgan Chase Bank and LOC; JPMorgan Chase Bank)	0.53	2/7/09	23,914,000 [a,c]	23,914,000
Louisiana Public Facilities Authority, HR (Touro Infirmary
Project) (Liquidity Facility; Merrill Lynch Bank and LOC; Merrill Lynch)	1.54	2/7/09	34,045,000 [a,c]	34,045,000
Louisiana Public Facilities Authority, HR, Refunding (Franciscan
Missionaries of Our Lady Health System Project) (LOC; Regions Bank)	0.85	2/1/09	19,300,000 [a]	19,300,000
Louisiana Public Facilities Authority, Revenue
(Tiger Athletic Foundation Project) (LOC; Regions Bank)	1.00	2/7/09	24,500,000 [a]	24,500,000
Saint Tammany Parish Development District, Revenue
(Rooms To Go Saint Tammany LLC Project) (LOC; SunTrust Bank)	0.54	2/7/09	5,000,000 [a]	5,000,000
Maryland—2.1%
Baltimore County Revenue Authority,
Golf System Revenue (LOC; M&T Bank)	0.56	2/7/09	3,800,000 [a]	3,800,000
Chestertown, EDR, Refunding (Washington College
Project) (LOC; Royal Bank of Scotland PLC)	0.70	2/7/09	7,000,000 [a]	7,000,000
Frederick County, Revenue (Homewood Inc. Facility) (LOC; M&T Bank)	0.51	2/7/09	1,500,000 [a]	1,500,000
Frederick County, Revenue, Refunding
(Manekin-Frederick Associates Facility) (LOC; M&T Bank)	0.65	2/7/09	2,395,000 [a]	2,395,000
Maryland Economic Development Corporation, Revenue
(Easter Seals Facility) (LOC; M&T Bank)	0.58	2/7/09	6,900,000 [a]	6,900,000
Maryland Economic Development Corporation, Revenue
(Legal Aid Bureau, Inc. Facility) (LOC; M&T Bank)	0.60	2/7/09	2,230,000 [a]	2,230,000
Maryland Health and Higher Educational Facilities Authority, Revenue
(Annapolis Life Care Issue) (LOC; Citizens Bank of Pennsylvania)	0.75	2/7/09	42,205,000 [a]	42,205,000
Maryland Health and Higher Educational Facilities Authority, Revenue
(Dematha Catholic High School) (LOC; Branch Banking and Trust Co.)	0.58	2/7/09	9,865,000 [a]	9,865,000
Maryland Health and Higher Educational Facilities Authority, Revenue
(Suburban Hospital Issue) (LOC; SunTrust Bank)	0.54	2/7/09	10,000,000 [a]	10,000,000
Maryland Health and Higher Educational Facilities Authority, Revenue
(University of Maryland Medical System Issue) (LOC; PNC Bank NA)	0.47	2/7/09	5,000,000 [a]	5,000,000
Maryland Health and Higher Educational Facilities Authority, Revenue
(Upper Chesapeake Hospitals Issue) (LOC; Branch Banking and Trust Co.)	0.42	2/7/09	5,800,000 [a]	5,800,000
Maryland Health and Higher Educational Facility Authority, Revenue,
Refunding (Adventist HealthCare Issue) (LOC; M&T Bank)	0.50	2/7/09	23,425,000 [a]	23,425,000
Montgomery County, EDR (Riderwood
Village, Inc. Project) (LOC; M&T Bank)	0.50	2/7/09	5,800,000 [a]	5,800,000
Washington Suburban Sanitary District, Consolidated
Public Improvement GO Notes	2.00	6/1/09	8,350,000 [d]	8,386,490
Massachusetts—2.6%
Massachusetts, CP (Liquidity Facility; JPMorgan Chase Bank)	1.05	2/11/09	12,000,000	12,000,000
Massachusetts, GO Notes, BAN	3.00	3/5/09	43,000,000	43,083,442
Massachusetts, GO Notes, RAN	4.00	4/30/09	3,500,000	3,530,461
Massachusetts Development Finance Agency, First Mortgage
Revenue (Brookhaven at Lexington Project) (LOC; Bank of America)	0.40	2/7/09	5,360,000 [a]	5,360,000
Massachusetts Development Finance Agency, Revenue
(ISO New England Inc. Issue) (LOC; Key Bank)	0.80	2/7/09	12,115,000 [a]	12,115,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue
(Suffolk University Issue) (Insured; Assured Guaranty
and Liquidity Facility; JPMorgan Chase Bank)	0.80	2/7/09	10,790,000 [a]	10,790,000
Massachusetts Development Finance Agency, Revenue, Refunding
(Wentworth Institute of Technology Issue) (LOC; JPMorgan Chase Bank)	0.52	2/7/09	19,600,000 [a]	19,600,000
Massachusetts Development Finance Agency, Revenue, Refunding
(Wentworth Institute of Technology Issue) (LOC; JPMorgan Chase Bank)	0.52	2/7/09	14,340,000 [a]	14,340,000
Massachusetts Health and Educational Facilities Authority,
Revenue (Partners HealthCare System—Capital Asset
Program Issue) (Insured; FSA and Liquidity Facility:
Bayerische Landesbank and JPMorgan Chase Bank)	2.25	2/7/09	40,000,000 [a]	40,000,000
Massachusetts Health and Educational Facilities
Authority, Revenue, CP (Partners Healthcare)	0.35	2/9/09	9,000,000	9,000,000
Michigan—3.6%
Board of Trustees of the Michigan State University, CP	0.35	2/9/09	12,500,000	12,500,000
Eastern Michigan University Board of Regents,
General Revenue, Refunding (LOC; Dexia Credit Locale)	4.00	2/7/09	13,000,000 [a]	13,000,000
Jackson County Hospital Finance Authority, HR
(W.A. Foote Memorial Hospital) (Insured; Assured
Guaranty and Liquidity Facility; JPMorgan Chase Bank)	0.53	2/7/09	8,000,000 [a]	8,000,000
Jackson County Hospital Finance Authority, HR, Refunding
(W.A. Foote Memorial Hospital) (Insured; Assured
Guaranty and Liquidity Facility; Comerica Bank)	0.70	2/7/09	8,000,000 [a]	8,000,000
Michigan Building Authority, Multi-Modal Revenue
(Facilities Program) (LOC; JPMorgan Chase Bank)	0.40	2/7/09	34,800,000 [a]	34,800,000
Michigan Higher Education Facilities Authority, Revenue,
Refunding (Walsh College Project) (LOC; Commerce Bank)	0.60	2/7/09	8,845,000 [a]	8,845,000
Michigan Hospital Finance Authority, Revenue
(Ascension Health Senior Credit Group)	0.25	2/7/09	11,000,000 [a]	11,000,000
Michigan Hospital Finance Authority, Revenue
(Healthcare Equipment Loan Program) (LOC; Fifth Third Bank)	2.25	2/7/09	10,000,000 [a]	10,000,000
Michigan Hospital Finance Authority, Revenue
(Healthcare Equipment Loan Program) (LOC; Fifth Third Bank)	2.25	2/7/09	15,000,000 [a]	15,000,000
Michigan Hospital Finance Authority,
Revenue (Trinity Health Credit Group)	0.33	2/7/09	8,400,000 [a]	8,400,000
Michigan Hospital Finance Authority,
Revenue, CP (Trinity Health System)	0.40	4/7/09	25,000,000	25,000,000
Michigan Housing Development Authority, Rental Housing Revenue
(Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.65	2/7/09	20,000,000 [a]	20,000,000
Michigan Strategic Fund, LOR, Refunding (Consumers
Energy Company Project) (LOC; Wells Fargo Bank)	0.35	2/7/09	5,700,000 [a]	5,700,000
Michigan Strategic Fund, LOR, Refunding (Grand Rapids
Christian School Association Project) (LOC; Fifth Third Bank)	1.15	2/7/09	14,335,000 [a]	14,335,000
University of Michigan, CP	0.25	4/1/09	7,780,000	7,780,000
University of Michigan, CP	0.30	4/7/09	22,360,000	22,360,000
Waterford Township Economic Development Corporation, LOR,
Refunding (Canterbury Health Care, Inc. Project) (LOC; KBC Bank)	0.58	2/7/09	10,435,000 [a]	10,435,000

The Funds 51

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Minnesota—1.1%
Rochester, Health Care Facilities Revenue, CP (Mayo Clinic)	0.30	3/12/09	9,000,000	9,000,000
Saint Cloud, Health Care Revenue (CentraCare Health System Project)
(Insured; Assured Guaranty and Liquidity Facility; Bank of Nova Scotia)	0.48	2/7/09	5,300,000 [a]	5,300,000
Saint Cloud, Health Care Revenue (CentraCare Health System Project)
(Insured; Assured Guaranty and Liquidity Facility; Royal Bank of Canada)	0.51	2/7/09	5,000,000 [a]	5,000,000
University of Minnesota, CP	0.45	2/10/09	9,075,000	9,075,000
University of Minnesota, CP	0.35	4/7/09	45,625,000	45,625,000
Mississippi—1.1%
Mississippi Business Finance Corporation, Health Care Facilities
Revenue (Rush Medical Foundation Project) (LOC; Regions Bank)	0.80	2/7/09	23,200,000 [a]	23,200,000
Mississippi Business Finance Corporation, Revenue
(200 Renaissance, LLC Project) (LOC; Regions Bank)	0.68	2/7/09	11,850,000 [a]	11,850,000
Mississippi Business Finance Corporation, Revenue
(DDR Gulfport Promenade LLC Project) (LOC; Regions Bank)	0.68	2/7/09	7,000,000 [a]	7,000,000
Mississippi Business Finance Corporation, Revenue
(Gulf Ship, L.L.C. Project Phase III) (LOC; Regions Bank)	0.73	2/7/09	14,250,000 [a]	14,250,000
Mississippi Business Finance Corporation, Revenue
(Renaissance at Colony Park, LLC Project) (LOC; Regions Bank)	0.68	2/7/09	12,890,000 [a]	12,890,000
Missouri—.6%
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue (Lutheran Senior Services) (LOC; U.S. Bank NA)	0.45	2/7/09	9,000,000 [a]	9,000,000
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue (SSM Health Care) (Liquidity Facility; U.S. Bank NA)	0.45	2/7/09	8,500,000 [a]	8,500,000
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue (The Children’s Mercy Hospital) (LOC; UBS AG)	0.55	2/7/09	7,400,000 [a]	7,400,000
Missouri Health and Educational Facilities Authority,
Revenue (Ascension Health Credit Group)	1.75	3/3/09	15,000,000	15,000,000
Nebraska—.4%
Lancaster County Hospital Authority Number 1, HR, Refunding
(BryanLGH Medical Center) (LOC; U.S. Bank NA)	0.55	2/7/09	25,300,000 [a]	25,300,000
Nevada—.9%
Austin Trust (Clark County, GO Bond Bank Bonds)
(Liquidity Facility; Bank of America)	0.48	2/7/09	9,770,000 [a,c]	9,770,000
Clark County, Airport System Subordinate Lien Revenue
(LOC; Landesbank Baden-Wurttemberg)	0.55	2/7/09	16,100,000 [a]	16,100,000
Clark County, Airport System Subordinate Lien Revenue
(LOC; Landesbank Baden-Wurttemberg)	0.55	2/7/09	6,600,000 [a]	6,600,000
Clark County School District, GO Notes (Putters Program)
(Insured; FSA and Liquidity Facility; PB Capital Finance)	0.98	2/7/09	6,420,000 [a,c]	6,420,000
Las Vegas Valley Water District, CP (LOC: BNP Paribas
and Lloyds TSB Bank PLC)	1.65	3/5/09	12,100,000	12,100,000
Nevada, GO Notes (Capital Improvements)	5.00	3/1/09	5,840,000	5,858,877
New Hampshire—.4%
New Hampshire Business Finance Authority, Revenue
(The Mark H. Wentworth Home Issue) (LOC; TD Banknorth NA)	0.58	2/7/09	12,000,000 [a]	12,000,000
New Hampshire Health and Education Facilities Authority, HR
(Catholic Medical Center Issue) (LOC; Citizens Bank of Massachusetts)	0.48	2/7/09	9,050,000 [a]	9,050,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

New Hampshire (continued)
New Hampshire Health and Education Facilities Authority,
Revenue (University System of New Hampshire Issue)	3.00	3/26/09	6,000,000	6,000,000
New Jersey—2.0%
New Jersey Economic Development Authority, School Facilities
Construction Revenue, Refunding (LOC; Dexia Credit Locale)	2.50	2/7/09	40,000,000 [a]	40,000,000
New Jersey Health Care Facilities Financing Authority, Revenue
(Meridian Health System Obligated Group Issue) (Insured;
Assured Guaranty and Liquidity Facility; Wachovia Bank)	0.43	2/7/09	11,400,000 [a]	11,400,000
New Jersey Turnpike Authority, Turnpike Revenue
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	2.75	2/7/09	79,100,000 [a]	79,100,000
New Mexico—.1%
Dona Ana County, Industrial Revenue (Foamex Products, Inc.
Project) (LOC; Bank of Nova Scotia)	0.80	2/7/09	6,000,000 [a]	6,000,000
New York—3.7%
Babylon Industrial Development Agency, RRR, Refunding
(Ogden Martin Systems of Babylon, Inc. Project)
(Insured; FSA and Liquidity Facility; JPMorgan Chase Bank)	3.50	2/7/09	13,190,000 [a]	13,190,000
Metropolitan Transportation Authority, Dedicated Tax Fund Bonds,
Refunding (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	1.65	2/7/09	50,000,000 [a]	50,000,000
Metropolitan Transportation Authority,
Transportation Revenue, CP (LOC; ABN-AMRO)	0.57	2/19/09	40,000,000	40,000,000
Metropolitan Transportation Authority,
Transportation Revenue, CP (LOC; ABN-AMRO)	0.80	3/6/09	20,000,000	20,000,000
Metropolitan Transportation Authority,
Transportation Revenue, CP (LOC; ABN-AMRO)	0.85	3/19/09	50,000,000	50,000,000
Metropolitan Transportation Authority, Transportation Revenue,
Refunding (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	2.50	2/7/09	15,875,000 [a]	15,875,000
New York City, GO Notes (Liquidity Facility; Wachovia Bank)	0.57	2/1/09	7,000,000 [a]	7,000,000
New York State Dormitory Authority, Revenue, CP (Cornell University)	0.70	3/10/09	20,000,000	20,000,000
TSASC, Inc. of New York, Tobacco Flexible Amortization Bonds	6.38	7/15/09	22,000,000 [b]	22,693,887
North Carolina—3.0%
Mecklenburg County, COP (Installment Financing Agreement)
(Liquidity Facility; Branch Banking and Trust Co.)	0.42	2/7/09	10,100,000 [a]	10,100,000
Mecklenburg County, GO (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.50	2/7/09	18,200,000 [a]	18,200,000
North Carolina, Public Improvement GO Notes,	5.50	3/1/09	9,630,000	9,665,741
North Carolina Capital Facilities Finance Agency, CP
(Duke University Project)	0.60	2/17/09	5,598,000	5,598,000
North Carolina Capital Facilities Finance Agency, CP
(Duke University Project)	0.35	3/6/09	23,592,000	23,592,000
North Carolina Capital Facilities Finance Agency, CP
(Duke University Project)	0.60	3/17/09	6,847,000	6,847,000
North Carolina Capital Facilities Finance Agency, CP
(Duke University Project)	0.45	4/1/09	11,467,000	11,467,000
North Carolina Medical Care Commission, Health Care Facilities
First Mortgage Revenue (Deerfield Episcopal Retirement
Community) (LOC; Branch Banking and Trust Co.)	0.50	2/7/09	5,000,000 [a]	5,000,000

The Funds 53

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

North Carolina (continued)
North Carolina Medical Care Commission, Health Care
Facilities Revenue, Refunding (FirstHealth of the Carolinas
Project) (Liquidity Facility; Branch Banking and Trust Co.)	0.50	2/7/09	15,240,000 [a]	15,240,000
North Carolina Medical Care Commission, Health Care
Facilities Revenue, Refunding (Novant Health
Obligated Group) (LOC; Branch Banking and Trust Co.)	0.38	2/7/09	50,270,000 [a]	50,270,000
North Carolina Medical Care Commission, HR
(Pooled Equipment Financing Project) (LOC; KBC Bank)	0.43	2/7/09	10,900,000 [a]	10,900,000
North Carolina Medical Care Commission, HR, Refunding
(North Carolina Baptist Hospital) (LOC; Royal Bank of Canada)	0.55	2/7/09	5,700,000 [a]	5,700,000
North Carolina Medical Care Commission, HR, Refunding
(North Carolina Baptist Hospital) (LOC; Royal Bank of Canada)	0.55	2/7/09	6,700,000 [a]	6,700,000
Piedmont Triad Airport Authority, Airport Revenue
(LOC; Branch Banking and Trust Co.)	0.45	2/7/09	4,300,000 [a]	4,300,000
Wake County, School Bonds (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.42	2/7/09	14,795,000 [a]	14,795,000
Ohio—4.4%
Akron, Bath and Copley Joint Township Hospital District, Health Care
Facilities Revenue (Sumner on Ridgewood Project) (LOC; KBC Bank)	0.65	2/7/09	5,200,000 [a]	5,200,000
Allen County, Hospital Facilities Revenue
(Catholic Healthcare Partners) (LOC; Wachovia Bank)	0.60	2/7/09	5,000,000 [a]	5,000,000
Blue Ash, EDR (Ursuline Academy of Cincinnati Project)
(LOC; Fifth Third Bank)	1.15	2/7/09	3,175,000 [a]	3,175,000
Cleveland, COP, Refunding (Cleveland Stadium Project)
(LOC; Wachovia Bank)	0.50	2/7/09	66,280,000 [a]	66,280,000
Cleveland-Cuyahoga County Port Authority, Revenue (Carnegie/96th
Research Building, LLC Project) (LOC; Fifth Third Bank)	1.90	2/7/09	22,525,000 [a]	22,525,000
Cleveland-Cuyahoga County Port Authority, Revenue (Euclid/93rd
Garage and Office, LLC Project) (LOC; Fifth Third Bank)	1.90	2/7/09	32,270,000 [a]	32,270,000
Dayton-Montgomery County Port Authority, Development
Revenue (CareSource Project) (LOC; Fifth Third Bank)	1.15	2/7/09	43,880,000 [a]	43,880,000
Franklin County, Health Care Facilities Revenue
(Creekside at the Village Project) (LOC; Key Bank)	0.85	2/7/09	7,145,000 [a]	7,145,000
Lakewood, Educational Facilities Revenue
(Saint Edward High School Project) (LOC; Fifth Third Bank)	1.15	2/7/09	6,685,000 [a]	6,685,000
Ohio Higher Educational Facility Commission, Higher Educational
Facility Revenue (Pooled Financing Program) (LOC; Fifth Third Bank)	1.05	2/7/09	34,555,000 [a]	34,555,000
Ohio Higher Educational Facility Commission,
Revenue, CP (Cleveland Clinic Health System)	0.55	3/19/09	13,000,000	13,000,000
Ohio Higher Educational Facility Commission, Revenue, CP
(Cleveland Clinic Health System)	0.50	6/12/09	17,500,000	17,500,000
Ohio Higher Educational Facility, Revenue
(Ashland University Project) (LOC; Key Bank)	1.25	2/7/09	4,300,000 [a]	4,300,000
Toledo-Lucas County Port Authority, Cultural Facilities
Revenue (The Toledo Museum of Art Project) (LOC; Fifth Third Bank)	1.50	2/7/09	2,475,000 [a]	2,475,000
Warren County, Health Care Facilities Improvement Revenue
(Otterbein Homes Project) (LOC; Fifth Third Bank)	2.00	2/7/09	21,857,000 [a]	21,857,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Oklahoma—1.7%
Oklahoma Development Finance Authority,
Continuing Care Retirement Community Revenue,
Refunding (Inverness Village Project) (LOC; KBC Bank)	0.50	2/7/09	22,800,000 [a]	22,800,000
Oklahoma Development Finance Authority, Health System
Revenue, Refunding (INTEGRIS Baptist Medical Center, Inc.,
INTEGRIS South Oklahoma City Hospital Corporation and
INTEGRIS Rural Health, Inc.) (Insured; Assured Guaranty
and Liquidity Facility; JPMorgan Chase Bank)	0.60	2/7/09	16,820,000 [a]	16,820,000
Oklahoma Development Finance Authority,
Revenue (Saint John Health System)	6.00	2/15/09	6,750,000 [b]	6,830,491
Tulsa County Industrial Authority, Capital Improvements Revenue	5.00	5/15/09	12,360,000	12,461,309
Tulsa County Industrial Authority, Capital Improvements
Revenue (Liquidity Facility; Bank of America)	2.75	2/17/09	55,000,000	55,000,000
Oregon—.2%
Salem Hospital Facility Authority, Revenue
(Capital Manor, Inc. Project) (LOC; Bank of America)	0.58	2/7/09	5,670,000 [a]	5,670,000
Salem Hospital Facility Authority, Revenue, Refunding
(Capital Manor, Inc. Project) (LOC; Bank of America)	0.58	2/7/09	8,875,000 [a]	8,875,000
Pennsylvania—11.1%
Allegheny County Industrial Development Authority,
Senior Health and Housing Facilities Revenue
(Longwood at Oakmont, Inc.) (LOC; Allied Irish Banks)	0.85	2/1/09	1,930,000 [a]	1,930,000
Allegheny County Industrial Development Authority,
Senior Health and Housing Facilities Revenue, Refunding
(Longwood at Oakmont, Inc.) (Liquidity Facility; National City Bank)	0.90	2/1/09	5,000,000 [a]	5,000,000
Bucks County Industrial Development Authority,
Revenue (Pennswood Village Project) (LOC; Bank of America)	0.40	2/7/09	7,000,000 [a]	7,000,000
Butler County Industrial Development Authority, Revenue, Refunding
(Concordia Lutheran Health and Human Care) (LOC; Bank of America)	0.45	2/7/09	7,500,000 [a]	7,500,000
Chester County Health and Education Facilities Authority,
Retirement Community Revenue (Kendal-Crosslands
Communities Project) (LOC; Wachovia Bank)	0.45	2/7/09	22,035,000 [a]	22,035,000
Chestnut Ridge School District, GO (Insured; FSA and
Liquidity Facility; Dexia Credit Locale)	2.25	2/7/09	10,865,000 [a]	10,865,000
Dauphin County General Authority, Revenue (School District
Pooled Financing Program) (Insured; FSA and Liquidity
Facility: Bank of Nova Scotia and KBC Bank)	2.25	2/7/09	90,000,000 [a]	90,000,000
Delaware County Industrial Development Authority,
PCR, CP (Exelon Project) (LOC; Wachovia Bank)	0.45	3/16/09	20,000,000	20,000,000
East Hempfield Township Industrial Development Authority, IDR
(The Mennonite Home Project) (LOC; M&T Bank)	0.58	2/7/09	11,000,000 [a]	11,000,000
East Hempfield Township Industrial Development Authority,
Revenue (The Mennonite Home Project) (LOC; M&T Bank)	0.58	2/7/09	7,690,000 [a]	7,690,000
Emmaus General Authority (Pennsylvania Variable Rate Loan
Program) (Insured; FSA and Liquidity Facility; Wachovia Bank)	2.25	2/7/09	20,000,000 [a]	20,000,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.38	2/7/09	13,100,000 [a]	13,100,000

The Funds 55

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Pennsylvania (continued)
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.38	2/7/09	10,500,000 [a]	10,500,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.38	2/7/09	5,850,000 [a]	5,850,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.38	2/7/09	12,400,000 [a]	12,400,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.38	2/7/09	9,800,000 [a,d]	9,800,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.38	2/7/09	11,800,000 [a]	11,800,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.38	2/7/09	13,800,000 [a]	13,800,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.38	2/7/09	9,400,000 [a]	9,400,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.38	2/7/09	10,000,000 [a]	10,000,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.38	2/7/09	9,600,000 [a]	9,600,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.38	2/7/09	6,400,000 [a]	6,400,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.38	2/7/09	4,300,000 [a]	4,300,000
General Authority of South Central Pennsylvania, Revenue (Lutheran
Social Services of South Central Pennsylvania Project) (LOC; M&T Bank)	0.58	2/7/09	16,900,000 [a]	16,900,000
Lancaster County Hospital Authority, Health Center Revenue
(LUTHERCARE Project) (LOC; M&T Bank)	0.53	2/7/09	35,045,000 [a]	35,045,000
Lancaster County Hospital Authority, Revenue (Landis Home
Retirement Community Project) (LOC; M&T Bank)	0.58	2/7/09	7,970,000 [a]	7,970,000
Langhorne Manor Borough Higher Education and Health Authority,
Retirement Communities Revenue (Wesley Enhanced Living
Obligated Group) (Liquidity Facility; Citizens Bank of Pennsylvania)	0.85	2/1/09	6,300,000 [a]	6,300,000
Lower Moreland Township School District, GO Notes
(Insured; FSA and LOC; Dexia Credit Locale)	2.25	2/7/09	18,000,000 [a]	18,000,000
Mercersburg Borough General Purpose Authority, Educational
Facilities Revenue, Refunding (The Regents of the
Mercersburg College Project) (LOC; SunTrust Bank)	0.54	2/7/09	18,715,000 [a]	18,715,000
Mercersburg Borough General Purpose Authority, Educational
Facility Revenue, Refunding (The Regents of the
Mercersburg College Project) (LOC; SunTrust Bank)	0.54	2/7/09	19,900,000 [a]	19,900,000
Montgomery County Industrial Development Authority,
PCR, CP (Exelon Project) (LOC; Wachovia Bank)	1.50	2/12/09	25,000,000	25,000,000
Montgomery County Industrial Development Authority, Retirement
Community Revenue (Adult Communities Total Services Retirement
Life Communities, Inc. Obligated Group) (LOC; Bank of America)	0.80	2/1/09	7,000,000 [a]	7,000,000
Montgomery County Industrial Development Authority, Revenue
(Abington Friends School Project) (LOC; Wachovia Bank)	0.55	2/7/09	9,030,000 [a]	9,030,000
Moon Industrial Development Authority, Community Facilities Revenue
(YMCA Greater Pittsburgh Project) (LOC; PNC Bank NA)	0.47	2/7/09	3,670,000 [a]	3,670,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Pennsylvania (continued)
New Garden General Authority, Municipal Revenue
(Municipal Pooled Financing Program II) (Insured; FSA
and Liquidity Facility; Bank of Nova Scotia)	1.15	2/7/09	45,400,000 [a]	45,400,000
Pennsylvania Higher Educational Facilities Authority,
Revenue (The Trustees of the University of Pennsylvania)	1.70	3/17/09	7,000,000	7,000,000
Pennsylvania Intergovernmental Cooperation Authority,
Special Tax Revenue, Refunding (City of Philadelphia Funding
Program) (Insured; FSA and Liquidity Facility; JPMorgan Chase Bank)	1.50	2/7/09	31,965,000 [a]	31,965,000
Philadelphia School District, GO Notes, Refunding (LOC; Wachovia Bank)	0.50	2/7/09	38,800,000 [a]	38,800,000
Philadelphia School District, GO Notes, Refunding (LOC; Wachovia Bank)	0.50	2/7/09	30,400,000 [a]	30,400,000
Pottstown Borough Authority, Educational Facilities
Revenue (The Hill School Project) (LOC; M&T Bank)	0.53	2/7/09	7,000,000 [a]	7,000,000
Spring Grove Area School District, GO Notes (Insured; FSA
and Liquidity Facility; Dexia Credit Locale)	2.25	2/7/09	17,075,000 [a]	17,075,000
University of Pittsburgh of the Commonwealth
System of Higher Education, CP	0.60	2/6/09	20,000,000	20,000,000
University of Pittsburgh of the Commonwealth
System of Higher Education, CP	0.65	3/6/09	24,400,000	24,400,000
Wallingford-Swarthmore School District, GO Notes
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	2.25	2/7/09	10,000,000 [a]	10,000,000
Westmoreland County Industrial Development Authority, Health
System Revenue (Excela Health Project) (LOC; Wachovia Bank)	0.62	2/7/09	8,340,000 [a]	8,340,000
South Carolina—.7%
South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue, Refunding (The Episcopal Church Home)
(Liquidity Facility; Wachovia Bank)	0.45	2/7/09	16,420,000 [a]	16,420,000
South Carolina Jobs-Economic Development Authority, HR
(Oconee Memorial Hospital, Inc. Project) (Liquidity Facility;
Wachovia Bank and LOC; Wachovia Bank)	0.50	2/7/09	27,000,000 [a]	27,000,000
Tennessee—6.5%
Blount County Public Building Authority,
Local Government Public Improvement Revenue
(Liquidity Facility; Branch Banking and Trust Co.)	0.50	2/7/09	28,275,000 [a]	28,275,000
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.50	2/7/09	49,525,000 [a]	49,525,000
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.50	2/7/09	10,000,000 [a]	10,000,000
Claiborne County Industrial Development Board, Revenue (Lincoln
Memorial University Project) (LOC; Amsouth Bank)	0.73	2/7/09	9,000,000 [a]	9,000,000
Clarksville Public Building Authority, Financing Revenue
(City of Murfreesboro Loan) (LOC; SunTrust Bank)	0.54	2/7/09	4,400,000 [a]	4,400,000
Knox County Health, Educational and Housing Facility Board,
Hospital Facilities Revenue (Catholic Healthcare Partners)
(LOC; Landesbank Baden-Wurttemberg)	0.49	2/7/09	4,300,000 [a]	4,300,000
Knox County Health, Educational and Housing Facility Board,
Hospital Facilities Revenue (Catholic Healthcare Partners)
(LOC; Landesbank Baden-Wurttemberg)	0.55	2/7/09	8,000,000 [a]	8,000,000

The Funds 57

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Tennessee (continued)
Knox County Health, Educational and Housing Facility Board,
Hospital Improvement Revenue (Covenant Health)
(Insured; Assured Guaranty and Liquidity Facility; SunTrust Bank)	0.72	2/1/09	10,000,000 [a]	10,000,000
Knox County Health, Educational and Housing Facility Board,
Hospital Improvement Revenue (Covenant Health)
(Insured; Assured Guaranty and Liquidity Facility; SunTrust Bank)	0.72	2/1/09	17,500,000 [a]	17,500,000
Knox County Health, Educational and Housing Facility Board,
Hospital Improvement Revenue (Covenant Health) (Insured;
Assured Guaranty and Liquidity Facility; SunTrust Bank)	0.72	2/1/09	10,000,000 [a]	10,000,000
Metropolitan Government of Nashville and Davidson County Health
and Educational Facilities Board, Revenue (The Vanderbilt
University) (Liquidity Facility: Bayerische Landesbank and
Landesbank Hessen-Thuringen Girozentrale)	0.20	2/7/09	19,370,000 [a]	19,370,000
Metropolitan Government of Nashville and Davidson County
Industrial Development Board, Revenue (Nashville Public
Radio Project) (LOC; Fifth Third Bank)	3.00	2/7/09	4,240,000 [a]	4,240,000
Municipal Energy Acquisition Corporation, Gas Revenue
(Putters Program) (Liquidity Facility; JPMorgan Chase
Bank and LOC; JPMorgan Chase Bank)	0.53	2/7/09	13,085,000 [a,c]	13,085,000
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Allied Irish Banks)	0.60	2/7/09	9,135,000 [a]	9,135,000
Shelby County, GO, Refunding (Liquidity Facility; Dexia Credit Locale)	1.75	2/7/09	17,355,000 [a]	17,355,000
Shelby County Health, Educational and Housing Facility Board,
Revenue (Methodist Le Bonheur Healthcare) (Insured;
Assured Guaranty and Liquidity Facility; U.S. Bank NA)	0.40	2/7/09	44,000,000 [a]	44,000,000
Shelby County Health, Educational and Housing Facility Board,
Revenue (Methodist Le Bonheur Healthcare) (Insured;
Assured Guaranty and Liquidity Facility; U.S. Bank NA)	0.45	2/7/09	15,000,000 [a]	15,000,000
Shelby County Health, Educational and Housing Facility Board, Revenue
(Saint George’s Independent School Project) (LOC; Regions Bank)	0.68	2/7/09	23,095,000 [a]	23,095,000
Shelby County Health, Educational and Housing Facility Board,
Revenue (Trezevant Manor Project) (LOC; ABN-AMRO)	0.53	2/7/09	7,000,000 [a]	7,000,000
Springfield Health and Educational Facilities Board, Revenue,
Refunding (NorthCrest Medical Center Project) (LOC; Regions Bank)	0.68	2/7/09	9,500,000 [a]	9,500,000
Tennergy Corporation, Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan Chase Bank)	0.53	2/7/09	19,700,000 [a,c]	19,700,000
Tennergy Corporation, Gas Revenue (Putters Program) (LOC; BNP Paribas)	0.53	2/7/09	73,390,000 [a,c]	73,390,000
Tennessee, CP (Liquidity Facility; Tennessee
Consolidated Retirement System)	0.35	3/9/09	22,071,000	22,071,000
Texas—7.1%
Austin, Water and Wastewater System Revenue, Refunding
(Merlots Program) (Liquidity Facility; Wachovia Bank)	0.60	2/7/09	26,870,000 [a,c]	26,870,000
Crawford Education Facilities Corporation, Revenue
(Hyde Park Baptist School Project) (LOC; JPMorgan Chase Bank)	0.45	2/7/09	12,600,000 [a]	12,600,000
Dallas, Waterworks and Sewer System Revenue, CP
(Liquidity Facility; Bank of America)	0.65	6/12/09	10,500,000	10,500,000
Harris County, CP (Liquidity Facility: Bank of Nova Scotia
and Lloyds TSB Bank PLC)	0.85	3/12/09	9,175,000	9,175,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Texas (continued)
Harris County Cultural Education Facilities Finance Corporation,
Revenue (Young Men’s Christian Association of the
Greater Houston Area) (LOC; Regions Bank)	0.85	2/1/09	16,750,000 [a]	16,750,000
Harris County Cultural Education Facilities Finance
Corporation, Special Facilities Revenue, Refunding
(Texas Medical Center) (LOC; Compass Bank)	0.40	2/7/09	4,850,000 [a]	4,850,000
Harris County Flood Control District (Liquidity Facility; Citibank NA)	0.50	2/7/09	7,965,000 [a,c]	7,965,000
Harris County Health Facilities Development Corporation, HR,
Refunding (Texas Children’s Hospital Project) (Liquidity
Facility: Bank of America and JPMorgan Chase Bank)	2.10	4/28/09	29,790,000	29,790,000
Harris County Metropolitan Transit Authority, Sales and Use Tax Revenue,
CP (Liquidity Facility: Compass Bank and JPMorgan Chase Bank)	0.85	3/9/09	26,500,000	26,500,000
Harris County Metropolitan Transit Authority, Sales and Use Tax Revenue,
CP (Liquidity Facility: Compass Bank and JPMorgan Chase Bank)	0.68	3/25/09	20,000,000	20,000,000
Harrison County Health Facilities Development Corporation, HR
(Marshall Regional Medical Center Project) (LOC; Amsouth Bank)	0.68	2/7/09	9,500,000 [a]	9,500,000
Houston, CP (Liquidity Facility; Dexia Credit Locale)	1.75	2/3/09	23,000,000	23,000,000
Humble Independent School District, Unlimited Tax School Building
Bonds (Liquidity Facility; Dexia Credit Locale and LOC;
Permanent School Fund Guarantee Program)	2.00	7/1/09	9,565,000	9,565,000
Kendall County Health Facilities Development Corporation, Health Care
Revenue (Morningside Ministries Project) (LOC; Allied Irish Banks)	0.46	2/7/09	6,460,000 [a]	6,460,000
Montgomery County, Unlimited Tax Road Bonds
(Liquidity Facility; Bank of America)	3.00	9/1/09	14,705,000	14,805,351
San Antonio, Sales Tax Revenue, CP (LOC; Bank of America)	0.85	3/10/09	5,500,000	5,500,000
San Antonio, Water System Revenue, CP (Liquidity Facility:
Bank of America and State Street Bank and Trust Co.)	0.55	2/13/09	10,000,000	10,000,000
San Antonio, Water Revenue (Merlots Program)
(Liquidity Facility; Wachovia Bank)	0.60	2/7/09	10,000,000 [a,c]	10,000,000
San Antonio, Water System Revenue, CP (Liquidity Facility:
Bank of America and State Street Bank and Trust Co.)	0.45	3/9/09	10,000,000	10,000,000
Sherman Independent School District, Unlimited Tax School
Building Bonds (Liquidity Facility; Banco Bilbao Vizcaya
and LOC; Permament School Fund Guarantee Program)	3.13	8/1/09	20,695,000	20,808,395
Tarrant County Cultural Education Facilities Finance Corporation,
Revenue (Texas Health Resources System)	0.20	2/7/09	5,300,000 [a]	5,300,000
Tarrant County Cultural Education Facilities Finance Corporation,
Revenue (Texas Health Resources System)	0.30	2/7/09	6,500,000 [a]	6,500,000
Tarrant County Cultural Education Facilities Finance Corporation, Revenue
(Texas Health Resources System) (Liquidity Facility; Compass Bank)	0.30	2/7/09	10,775,000 [a]	10,775,000
Texas Affordable Housing Corporation, MFHR (American
Housing Foundation Portfolio) (Insured; MBIA, Inc.
and Liquidity Facility; Goldman Sachs Group)	1.03	2/7/09	51,820,094 [a,c]	51,820,094
Texas Public Finance Authority, Building Revenue,
Refunding (Insured; AMBAC)	6.25	2/1/09	5,900,000	5,900,000
Texas Transportation Commission, GO Mobility Fund Bonds
(Liquidity Facility; JPMorgan Chase Bank)	0.46	2/7/09	6,900,000 [a,c]	6,900,000

The Funds 59

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Texas (continued)
Texas Transportation Commission,
State Highway Fund First Tier Revenue	5.00	4/1/09	13,000,000	13,072,135
University of Texas, University Revenue, CP	0.40	2/10/09	22,500,000	22,500,000
University of Texas, University Revenue, CP	0.40	2/10/09	17,400,000	17,400,000
University of Texas, University Revenue, CP	0.50	2/25/09	11,500,000	11,500,000
University of Texas, University Revenue, CP	0.50	3/2/09	24,000,000	24,000,000
Weslaco Health Facilities Development Corporation, HR,
Refunding (Knapp Medical Center Project) (LOC; Compass Bank)	0.40	2/7/09	4,780,000 [a]	4,780,000
Utah—1.2%
Central Utah Water Conservancy District Revenue, Refunding
(Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.65	2/7/09	40,000,000 [a]	40,000,000
Murray City, HR (IHC Health Services, Inc.)	0.20	2/7/09	32,000,000 [a]	32,000,000
Utah Housing Finance Agency, MFHR, Refunding (Candlestick
Apartments Project) (Liquidity Facility; FNMA and LOC; FNMA)	0.51	2/7/09	6,400,000 [a]	6,400,000
Vermont—.4%
University of Vermont and State Agricultural College, CP	1.03	3/12/09	3,580,000	3,580,000
University of Vermont and State Agricultural College, CP	1.03	3/12/09	5,685,000	5,685,000
University of Vermont and State Agricultural College, CP	0.45	5/7/09	3,000,000	3,000,000
Vermont Educational and Health Buildings Financing Agency,
Revenue (Middlebury College Project)	1.90	5/1/09	13,650,000	13,650,000
Virginia—1.1%
Albemarle County Economic Development Authority, Educational
Facilities Revenue (Saint Anne’s-Belfield, Inc.) (LOC; SunTrust Bank)	0.54	2/7/09	6,000,000 [a]	6,000,000
Albemarle County Economic Development Authority, HR
(Martha Jefferson Hospital) (LOC; Branch Banking and Trust Co.)	0.47	2/7/09	6,000,000 [a]	6,000,000
Alexandria Industrial Development Authority, Headquarters
Facilities Revenue (American Academy of Otolaryngology-Head
and Neck Surgery Foundation, Inc.) (LOC; Bank of America)	0.53	2/7/09	6,310,000 [a]	6,310,000
Chesapeake Bay Bridge and Tunnel District, General Resolution
Revenue, Refunding (LOC; Branch Banking and Trust Co.)	0.45	2/7/09	6,250,000 [a]	6,250,000
Norfolk, GO Notes, Refunding	5.00	6/1/09	2,825,000	2,864,581
Norfolk Redevelopment and Housing Authority, First Mortgage
Revenue (Fort Norfolk Retirement Community, Inc.— Harbor’s
Edge Project) (LOC; HSH Nordbank AG)	0.47	2/7/09	16,300,000 [a]	16,300,000
Richmond Industrial Development Authority, Educational Facilities Revenue
(Church Schools in the Diocese of Virginia) (LOC; SunTrust Bank)	0.62	2/1/09	3,190,000 [a]	3,190,000
Spotsylvania County Economic Development Authority, Revenue
(Civil War Preservation Trust Project) (LOC; SunTrust Bank)	0.54	2/7/09	4,300,000 [a]	4,300,000
University of Virginia, University Revenue, CP	0.40	6/12/09	10,000,000	10,000,000
University of Virginia, University Revenue, CP	0.40	6/19/09	10,000,000	10,000,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

Washington—1.3%
Washington Health Care Facilities Authority, Revenue
(Seattle Cancer Care Alliance) (LOC; Key Bank)	0.85	2/7/09	3,945,000 [a]	3,945,000
Washington Health Care Facilities Authority, Revenue
(Seattle Cancer Care Alliance House) (LOC; Key Bank)	0.85	2/7/09	7,000,000 [a]	7,000,000
Washington Higher Education Facilities Authority, Revenue,
Refunding (Saint Martins University Project) (LOC; Key Bank)	1.05	2/7/09	8,890,000 [a]	8,890,000
Washington Housing Finance Commission, Nonprofit Housing
Revenue (Mirabella Project) (LOC; HSH Nordbank)	0.95	2/1/09	53,900,000 [a]	53,900,000
Washington Housing Finance Commission, Nonprofit Revenue,
Refunding (Panorama City Project) (LOC; Key Bank)	0.75	2/1/09	10,060,000 [a]	10,060,000
West Virginia—1.5%
West Virginia Hospital Finance Authority, HR, Refunding (Cabell
Huntington Hospital, Inc.) (LOC; Branch Banking and Trust Co.)	0.45	2/7/09	10,000,000 [a]	10,000,000
West Virginia Hospital Finance Authority, Revenue (Pallottine
Health Services, Inc. Project) (LOC; Fifth Third Bank)	1.05	2/7/09	31,810,000 [a]	31,810,000
West Virginia Hospital Finance Authority, Revenue, Refunding
(Pallottine Health Services, Inc. Project) (LOC; Fifth Third Bank)	1.05	2/7/09	54,250,000 [a]	54,250,000
Wisconsin—.6%
Byron, IDR, Refunding (Ocean Spray Cranberries, Inc. Project)
(LOC; Wachovia Bank)	0.55	2/7/09	5,500,000 [a]	5,500,000
Wisconsin, Transportation Revenue, CP (Liquidity Facility: California
Teachers Retirement System and State Street Bank and Trust Co.)	0.35	3/16/09	12,424,000	12,424,000
Wisconsin Health and Educational Facilities Authority, Revenue
(Amery Regional Medical Center, Inc.) (LOC; Fifth Third Bank)	1.15	2/7/09	8,000,000 [a]	8,000,000
Wisconsin Health and Educational Facilities Authority, Revenue,
Refunding (Marquette University) (LOC; JPMorgan Chase Bank)	0.53	2/7/09	4,100,000 [a]	4,100,000
Wisconsin Health and Educational Facilities Authority, Revenue,
Refunding (The Medical College of Wisconsin, Inc.) (LOC; U.S. Bank NA)	0.30	2/7/09	9,600,000 [a]	9,600,000

Total Investments (cost $6,536,937,405)			100.0%	6,536,937,405
Cash and Receivables (Net)			.0%	2,174,979
Net Assets			100.0%	6,539,112,384

See footnotes on page 68
See notes to financial statements.

The Funds 61

STATEMENT OF INVESTMENTS January 31, 2009

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—99.7%

California—95.9%
ABAG Finance Authority for Nonprofit Corporations, Revenue (Institute
for Defense Analyses Project) (LOC; Branch Banking and Trust Co.)	0.35	2/7/09	3,980,000 [a]	3,980,000
ABAG Finance Authority for Nonprofit Corporations, Revenue
(Northbay Healthcare Group) (LOC; JPMorgan Chase Bank)	0.43	2/7/09	8,000,000 [a]	8,000,000
Alameda-Contra Costa Schools Financing Authority, COP
(Capital Improvement Financing Projects) (LOC; Bank of Nova Scotia)	0.25	2/7/09	35,000 [a]	35,000
Alameda-Contra Costa Schools Financing Authority, COP
(Capital Improvement Financing Projects) (LOC; KBC Bank)	0.25	2/7/09	275,000 [a]	275,000
California, Economic Recovery Bonds	3.00	7/1/09	3,145,000	3,163,493
California, Economic Recovery Bonds	4.00	7/1/09	1,000,000	1,009,414
California, Economic Recovery Bonds	5.00	7/1/09	8,325,000	8,439,076
California, Economic Recovery Bonds	5.00	7/1/09	2,100,000	2,127,545
California, GO Notes	5.00	2/1/09	2,250,000	2,250,000
California, GO Notes (Kindergarten-University) (LOC: California
State Teachers Retirement System and Citibank NA)	0.50	2/1/09	5,950,000 [a]	5,950,000
California, GO Notes (Kindergarten-University) (LOC: Citibank NA,
National Australia Bank and State Street Bank and Trust Co.)	0.50	2/1/09	3,750,000 [a]	3,750,000
California, GO Notes (Kindergarten-University) (LOC: Citibank NA,
National Australia Bank and State Street Bank and Trust Co.)	0.38	2/7/09	9,150,000 [a]	9,150,000
California, GO Notes (LOC: Bank of America, Bank of Nova Scotia
and Landesbank Hessen-Thuringen Girozentrale)	0.28	2/7/09	6,500,000 [a]	6,500,000
California, GO Notes (Various Purpose)	2.80	2/1/09	100,000	100,000
California, GO Notes (Various Purpose)	5.00	2/1/09	150,000	150,000
California, GO Notes, Refunding	6.00	2/1/09	100,000	100,000
California Department of Water Resources, Power Supply
Revenue (Insured; FSA and Liquidity Facility; JPMorgan Chase Bank)	1.25	2/7/09	1,300,000 [a]	1,300,000
California Department of Water Resources, Power Supply Revenue
(Insured; FSA and Liquidity Facility; Societe Generale)	1.20	2/7/09	3,900,000 [a]	3,900,000
California Educational Facilities Authority, Revenue
(University of Judaism) (LOC; Allied Irish Banks)	0.58	2/7/09	3,100,000 [a]	3,100,000
California Health Facilities Financing Authority,
Revenue (Kaiser Permanente)	0.18	2/7/09	450,000 [a]	450,000
California Housing Finance Agency, MFHR (Liquidity Facility; FNMA)	0.25	2/7/09	12,345,000 [a]	12,345,000
California Infrastructure and Economic Development Bank, Revenue
(Saint Margaret’s Episcopal School) (LOC; Allied Irish Banks)	0.33	2/7/09	3,400,000 [a]	3,400,000
California Pollution Control Financing Authority, PCR, Refunding
(U.S. Borax Inc. Project) (LOC; Wachovia Bank)	0.33	2/7/09	9,500,000 [a]	9,500,000
California School Boards Association Finance Corporation, COP,
TRAN (California School Cash Reserve Program) (LOC; U.S. Bank NA)	3.00	7/6/09	7,600,000	7,643,013
California Statewide Communities Development Authority,
Revenue (Adventist Health System/West) (Insured; Assured
Guaranty and Liquidity Facility; Wells Fargo Bank)	0.31	2/7/09	8,000,000 [a]	8,000,000
California Statewide Communities Development Authority, Revenue
(Rady Children’s Hosptial— San Diego) (LOC; Wachovia Bank)	0.25	2/7/09	3,000,000 [a]	3,000,000

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

California (continued)
Covina Redevelopment Agency, MFHR, Refunding
(Shadowhills Apartments Project) (LOC; FNMA)	0.30	2/7/09	100,000 [a]	100,000
Davis Joint Unified School District, GO Notes, TRAN	3.00	8/5/09	5,000,000	5,034,897
Deutsche Bank Spears/Lifers Trust (Anaheim Redevelopment
Agency, Tax Allocation Revenue, Refunding (Anaheim
Merged Redevelopment Project Area)) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.45	2/7/09	2,100,000 [a,c]	2,100,000
Dos Palos-Oro Loma Joint Unified School District, GO Notes, TRAN	2.50	9/10/09	1,600,000	1,604,741
Dry Creek Joint Elementary School District, GO Notes, TRAN	2.00	9/9/09	3,800,000	3,808,543
Golden State Tobacco Securitization Corporation, Enhanced
Tobacco Settlement Asset-Backed Bonds (Insured; Berkshire
Hathaway Assurance Corporation and Liquidity Facility; Citibank NA)	0.51	2/7/09	6,750,000 [a,c]	6,750,000
Hayward Unified School District, GO Notes	7.00	8/1/09	4,060,000	4,165,302
Irvine Ranch Water District, GO (Improvement District Numbers
105, 140, 240 and 250) (LOC; Bank of America)	0.45	2/1/09	7,500,000 [a]	7,500,000
Kern County Board of Education, TRAN	2.00	9/8/09	1,100,000	1,102,727
Los Angeles County Housing Authority, MFHR, Refunding
(Meadowridge Apartments Project) (LOC; FNMA)	0.40	2/7/09	900,000 [a]	900,000
Los Angeles County School and Community College Districts, COP, TRAN
(Los Angeles County Schools Pooled Financing Program) (Insured; FSA)	3.50	6/30/09	3,600,000	3,626,732
Los Angeles Municipal Improvement Corporation, Sanitation
Equipment Charge Revenue (Insured; FSA)	4.10	2/1/09	100,000	100,000
Los Angeles Unified School District, GO Notes, TRAN	3.00	7/30/09	5,000,000	5,035,825
Metropolitan Water District of Southern California,
Water Revenue, Refunding	3.00	7/1/09	1,185,000	1,191,248
Orange County, Apartment Development Revenue,
Refunding (Villa Aliento Issue) (LOC; FNMA)	0.25	2/7/09	1,140,000 [a]	1,140,000
Orange County Fire Authority, GO Notes, TRAN	3.00	6/30/09	7,000,000	7,039,487
Puttable Floating Option Tax Exempt Receipts (California Statewide
Communities Development Authority, MFHR (La Mision Village
Apartments Project)) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.64	2/7/09	3,800,000 [a,c]	3,800,000
Puttable Floating Option Tax Exempt Receipts
(Japanese Museum) (Liquidity Facility; Merrill Lynch
Capital Services and LOC; Merrill Lynch Capital Services)	1.44	2/7/09	4,460,000 [a,c]	4,460,000
Ravenswood City School District, GO Notes, TRAN	3.00	7/1/09	2,500,000	2,510,065
Richmond, Wastewater Revenue, Refunding
(LOC; Union Bank of California)	0.35	2/7/09	5,260,000 [a]	5,260,000
Riverside, Electric Revenue (Putters Program)
(Insured; FSA and Liquidity Facility; JPMorgan Chase Bank)	0.80	2/7/09	1,000,000 [a,c]	1,000,000
Rocklin Unified School District, GO Notes, TRAN	2.00	9/9/09	4,800,000	4,810,791
Santa Clara Unified School District, GO Notes, TRAN	2.00	6/29/09	2,500,000	2,503,486
Southern California Public Power Authority, Transmission
Power Revenue, Refunding (Southern Transmission Project)
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	1.25	2/7/09	435,000 [a]	435,000

The Funds 63

STATEMENT OF INVESTMENTS (continued)

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

California (continued)
Tustin Community Redevelopment Agency, Revenue
(Liquidity Facility; Citigroup NA and LOC; Citigroup NA)	0.83	2/7/09	2,400,000 [a,c]	2,400,000
Vacaville Industrial Development Authority, Industrial Revenue,
Refunding (Leggett and Platt, Inc.) (LOC; Wachovia Bank)	0.59	2/7/09	1,600,000 [a]	1,600,000
William S. Hart Union High School District, COP (School Facility Bridge
Funding Program) (Insured; FSA and Liquidity Facility; Wachovia Bank)	0.60	2/7/09	5,450,000 [a]	5,450,000
William S. Hart Union High School District, COP (School Facility Bridge
Funding Program) (Insured; FSA and Liquidity Facility; Wachovia Bank)	0.60	2/7/09	9,890,000 [a]	9,890,000
U.S. Related—3.8%
Puerto Rico Commonwealth, Public Improvement GO Notes,
Refunding (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	2.05	2/7/09	8,025,000 [a]	8,025,000

Total Investments (cost $210,961,385)			99.7%	210,961,385
Cash and Receivables (Net)			.3%	664,724
Net Assets			100.0%	211,626,109

See footnotes on page 68
See notes to financial statements.

STATEMENT OF INVESTMENTS January 31, 2009

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—93.4%

Avoca Central School District, GO Notes, BAN	2.75	8/26/09	2,000,000	2,006,073
Broome County Industrial Development Agency, Continuing Care
Retirement Community Revenue (Good Shepherd Village at
Endwell, Inc. Project) (LOC; M&T Bank)	0.58	2/7/09	3,250,000 [a]	3,250,000
Cohoes Industrial Development Agency, Civic Facility Revenue
(Columbia Crest Senior Housing Project) (LOC; RBS Citizens NA)	0.65	2/7/09	5,205,000 [a]	5,205,000
Dutchess County Industrial Development Agency, Civic Facility Revenue
(Anderson Foundation for Autism, Inc. Project) (LOC; M&T Bank)	0.58	2/7/09	5,000,000 [a]	5,000,000
Dutchess County Industrial Development Agency, Civic Facility Revenue
(Arbor Ridge Brookmeade Inc.) (LOC; M&T Bank)	0.58	2/7/09	9,845,000 [a]	9,845,000
East Farmingdale Volunteer Fire Company Inc., Volunteer Fire
Department Revenue (LOC; Citibank NA)	0.45	2/7/09	4,620,000 [a]	4,620,000
Hempstead Town Industrial Development Agency, Civic Facility
Revenue (Hebrew Academy of the Five Towns and
Rockaway Civic Facility) (LOC; KBC Bank)	0.35	2/7/09	9,795,000 [a]	9,795,000
JPMorgan Chase Putter/Drivers Trust (New York State Environmental
Facilities Corporation, State Clean Water and Drinking Water Revolving
Funds Revenue) (Liquidity Facility; JPMorgan Chase Bank)	0.44	2/7/09	5,690,000 [a,c]	5,690,000
Lakeland Central School District of Shrub Oak, GO Notes, BAN	2.75	9/4/09	3,955,600	3,970,419
Long Island Power Authority, Electric System Revenue, CP (Long Island
Lighting Company) (LOC; State Street Bank and Trust Co.)	0.27	3/10/09	5,000,000	5,000,000
Long Island Power Authority, Electric System Subordinated
Revenue (LOC; Bayerische Landesbank and Landesbank
Hessen-Thuringen Girozentrale)	0.40	2/7/09	1,500,000 [a]	1,500,000
Long Island Power Authority, Electric System Subordinated
Revenue (LOC; Bayerische Landesbank)	0.48	2/1/09	4,300,000 [a]	4,300,000
Metropolitan Transportation Authority, Transportation Revenue,
Refunding (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	2.50	2/7/09	10,180,000 [a]	10,180,000
Monroe County Industrial Development Agency, Civic Facility Revenue
(Association for the Blind and Visually Impaired—Goodwill Industries
of Greater Rochester, Inc. Project) (LOC; JPMorgan Chase Bank)	0.85	2/7/09	500,000 [a]	500,000
Monroe County Industrial Development Agency, Civic Facility Revenue
(Cherry Ridge Independent Living, LLC Project) (LOC; HSBC Bank USA)	0.22	2/7/09	2,190,000 [a]	2,190,000
Monroe County Industrial Development Agency, Revenue
(Monroe Community College Association, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.45	2/7/09	2,000,000 [a]	2,000,000
New York City, GO Notes	5.00	3/1/09	1,400,000	1,403,818
New York City, GO Notes (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.35	2/7/09	870,000 [a]	870,000
New York City Health and Hospitals Corporation,
Health System Revenue (Insured; FSA)	3.75	2/15/09	2,810,000	2,811,741
New York City Housing Development Corporation, MFMR
(The Crest Project) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.50	2/7/09	5,900,000 [a]	5,900,000
New York City Housing Development Corporation,
Multi-Family Rental Housing Revenue (2 Gold Street)
(Liquidity Facility; FNMA and LOC; FNMA)	0.30	2/7/09	1,000,000 [a]	1,000,000
New York City Housing Development Corporation, Residential Revenue
(Queens College Residences) (LOC; RBS Citizens NA)	0.65	2/7/09	2,200,000 [a]	2,200,000

The Funds 65

STATEMENT OF INVESTMENTS (continued)

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

New York City Industrial Development Agency, Civic Facility Revenue
(Abraham Joshua Heschel High School Project) (LOC; Allied Irish Banks)	1.05	2/7/09	800,000 [a]	800,000
New York City Industrial Development Agency, Civic Facility
Revenue (Ateret Torah Center Project) (LOC; Wachovia Bank)	0.78	2/7/09	12,940,000 [a]	12,940,000
New York City Industrial Development Agency, Civic Facility Revenue
(New York Law School Project) (LOC; Allied Irish Banks)	0.45	2/7/09	3,100,000 [a]	3,100,000
New York City Industrial Development Agency, Civic Facility Revenue
(New York Law School Project) (LOC; RBS Citizens NA)	0.35	2/7/09	1,700,000 [a]	1,700,000
New York City Industrial Development Agency, Civic Facility Revenue
(The Allen-Stevenson School Project) (LOC; Allied Irish Banks)	0.58	2/7/09	5,350,000 [a]	5,350,000
New York City Transitional Finance Authority,
Future Tax Secured Revenue, Refunding	5.25	2/1/09	500,000	500,000
New York City Trust for Cultural Resources, Revenue
(WNYC Radio, Inc.) (LOC; Wachovia Bank)	0.41	2/7/09	12,550,000 [a]	12,550,000
New York State Dormitory Authority, Insured Revenue
(The Culinary Institute of America) (LOC; TD Banknorth NA)	0.45	2/7/09	6,925,000 [a]	6,925,000
New York State Dormitory Authority, Insured Revenue
(The Culinary Institute of America) (LOC; TD Banknorth NA)	0.45	2/7/09	1,950,000 [a]	1,950,000
New York State Dormitory Authority, Revenue
(Barnard College) (LOC; RBS Citizens NA)	0.65	2/7/09	2,040,000 [a]	2,040,000
New York State Dormitory Authority, Revenue
(D’Youville College) (LOC; Key Bank)	0.85	2/7/09	5,340,000 [a]	5,340,000
New York State Dormitory Authority, Revenue
(Ithaca College) (LOC; Royal Bank of Scotland PLC)	0.65	2/7/09	6,300,000 [a]	6,300,000
New York State Dormitory Authority, Revenue (Mental Health Facilities
Improvement) (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	2.50	2/7/09	7,000,000 [a]	7,000,000
New York State Dormitory Authority, Revenue
(Rochester Friendly Home) (LOC; M&T Bank)	0.40	2/7/09	3,200,000 [a]	3,200,000
New York State Dormitory Authority, Revenue
(Saint John Fisher College) (LOC; RBS Citizens NA)	0.65	2/7/09	1,700,000 [a]	1,700,000
New York State Dormitory Authority, Revenue
(The College of New Rochelle) (LOC; RBS Citizens NA)	0.65	2/7/09	3,000,000 [a]	3,000,000
New York State Dormitory Authority, Revenue
(The New York Public Library) (LOC; TD Banknorth NA)	0.25	2/7/09	7,625,000 [a]	7,625,000
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving
Funds Revenue (Pooled Financing Program)	4.00	3/15/09	400,000	401,272
New York State Housing Finance Agency, Service Contract Revenue,
Refunding (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.40	2/7/09	1,100,000 [a]	1,100,000
New York State Thruway Authority, Highway and Bridge Trust Fund Bonds	5.38	4/1/09	700,000 [b]	710,736
New York State Thruway Authority, State Personal
Income Tax Revenue (Transportation)	5.00	3/15/09	500,000	501,706
New York State Urban Development Corporation, COP
(James A. Farley Post Office Project) (Liquidity Facility;
Citigroup Inc. and LOC; Citigroup Inc.)	0.87	2/7/09	12,100,000 [a,c]	12,100,000

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)

North Syracuse Central School District, GO Notes, BAN	2.75	8/21/09	2,933,542	2,942,225
Orange County Industrial Development Agency, Civic Facility
Revenue (Tuxedo Park School Project) (LOC; M&T Bank)	1.50	2/7/09	1,000,000 [a]	1,000,000
Port Authority of New York and New Jersey, Equipment Notes	0.59	2/7/09	2,800,000 [a]	2,800,000
Syracuse Industrial Development Agency, Civic Facility Revenue
(Community Development Properties-Larned Project) (LOC; M&T Bank)	1.50	2/7/09	2,110,000 [a]	2,110,000
Triborough Bridges and Tunnel Authority, General Revenue
(MTA Bridges and Tunnels) (LOC; Bayerische Landesbank)	0.55	2/7/09	3,660,000 [a]	3,660,000
TSASC, Inc. of New York, Tobacco Flexible Amortization Bonds	6.25	7/15/09	3,575,000 [b]	3,681,152
Wappingers Central School District, GO Notes, BAN	2.75	7/17/09	1,784,868	1,789,253
Westchester County Industrial Development Agency,
Civic Facility Revenue (Catherine Field Home/The Seabury
at Field Home Civic Facility) (LOC; Comerica Bank)	0.45	2/7/09	8,570,000 [a]	8,570,000

Total Investments (cost $212,623,395)			93.4%	212,623,395
Cash and Receivables (Net)			6.6%	15,051,309
Net Assets			100.0%	227,674,704

See footnotes on page 68
See notes to financial statements.

The Funds 67

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)
							Value (%)†

								Dreyfus	Dreyfus
					Dreyfus	Dreyfus	Dreyfus	California	New York
					Municipal Cash	New York	Tax Exempt	AMT-Free	AMT-Free
					Management	Municipal Cash	Cash	Municipal Cash Municipal Cash
Fitch	or	Moody’s	or	Standard & Poor’s	Plus	Management	Management	Management	Management

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	90.3	86.5	92.5	77.7	87.7
AAA, AA, Ae		Aaa, Aa, Ae		AAA, AA, Ae	3.3	6.8	6.2	19.0	4.7
Not Rated[f]		Not Rated[f]		Not Rated[f]	6.4	6.7	1.3	3.3	7.6
					100.0	100.0	100.0	100.0	100.0

† Based on total investments.
a Variable rate demand note—rate shown is the interest rate in effect at January 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, Dreyfus Municipal Cash Management Plus amounted to $133,065,000 or 8.5%, Dreyfus NewYork Municipal Cash Management
amounted to $96,345,000 or 9.3%, Dreyfus Tax Exempt Cash Management amounted to $595,679,094 or 9.1%, Dreyfus California AMT-Free Municipal Cash Management
amounted to $20,510,000 or 9.7% and Dreyfus NewYork AMT-Free Municipal Cash Management amounted to $17,790,000 or 7.8% of net assets.
[d] Purchased on delayed delivery basis.
e Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES (amounts in thousands, except Net Asset Value Per Share) January 31, 2009

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury &	Treasury
	Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management

Assets ($):
Investments at value—Note 1(a,b)†	39,214,970	7,398,221	40,745,019	9,679,782	21,717,792	46,519,907
Capital Support Agreement—Note 1(f)	—	51,498	—	—	—	—
Cash	—	1,203	5,581	12,306	—	24,372
Receivable for investment securites sold	—	28	—	—	—	—
Interest receivable	58,235	20,667	39,331	9,502	6,629	17,102
Prepaid expenses	2,858	1,319	2,549	732	2,191	2,880
	39,276,063	7,472,936	40,792,480	9,702,322	21,726,612	46,564,261
Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 2(b)	7,342	1,900	7,698	2,368	4,505	8,459
Cash overdraft due to Custodian	22,048	—	—	—	8,144	—
Payable for investment securities purchased	200,000	—	—	—	—	—
Payable for shares of Beneficial
Interest/Common Stock redeemed	5,111	2,924	5,734	1,946	759	74,186
	234,501	4,824	13,432	4,314	13,408	82,645
Net Assets ($)	39,041,562	7,468,112	40,779,048	9,698,008	21,713,204	46,481,616
Composition of Net Assets ($):
Paid-in capital	39,041,795	7,505,435	40,779,049	9,697,989	21,713,321	46,481,483
Accumulated net realized gain
(loss) on investments	(233)	(4,986)	(1)	19	(117)	133
Accumulated net unrealized appreciation
(depreciation) on investments	—	(32,337)	—	—	—	—
Net Assets ($)	39,041,562	7,468,112	40,779,048	9,698,008	21,713,204	46,481,616
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	31,821,412	3,821,594	33,714,977	6,439,056	16,461,101	30,587,336
Shares Outstanding	31,821,596	3,840,826	33,715,004	6,439,043	16,461,190	30,587,249
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Investor Shares
Net Assets ($)	4,893,215	1,486,790	4,058,323	1,178,262	3,316,835	7,522,498
Shares Outstanding	4,893,247	1,494,271	4,058,327	1,178,260	3,316,853	7,522,479
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

The Funds 69

STATEMENT OF ASSETS AND LIABILITIES (continued) (amounts in thousands, except Net Asset Value Per Share) January 31, 2009

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury &	Treasury
	Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management

Net Asset Value Per Share (continued)
Administrative Shares
Net Assets ($)	1,175,836	1,090,690	2,257,810	693,248	1,355,001	2,525,589
Shares Outstanding	1,175,847	1,096,171	2,257,811	693,247	1,355,008	2,525,582
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	1,052,428	1,034,412	662,018	1,346,173	443,991	5,436,964
Shares Outstanding	1,052,433	1,039,541	662,018	1,346,170	443,994	5,436,945
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Service Shares
Net Assets ($)	—	6,641	—	—	5,433	—
Shares Outstanding	—	6,673	—	—	5,433	—
Net Asset Value Per Share ($)	—	1.00	—	—	1.00	—
Select Shares
Net Assets ($)	—	27,984	—	—	32,712	—
Shares Outstanding	—	28,124	—	—	32,712	—
Net Asset Value Per Share ($)	—	1.00	—	—	1.00	—
Agency Shares
Net Assets ($)	98,671	1	85,920	41,269	63,299	409,229
Shares Outstanding	98,672	1	85,920	41,269	63,299	409,228
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Premier Shares
Net Assets ($)	—	—	—	—	34,832	—
Shares Outstanding	—	—	—	—	34,832	—
Net Asset Value Per Share ($)	—	—	—	—	1.00	—
† Investments at cost ($)	39,214,970	7,482,056	40,745,019	9,679,782	21,717,792	46,519,907

a Amount includes repurchase agreements of $3,201,000,000, $946,000,000, $14,552,000,000 and $11,616,000,000 for Dreyfus Cash Management, Dreyfus Cash Management
Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management, respectively, See Note 1(b).

See notes to financial statements.

				Dreyfus	Dreyfus
	Dreyfus	Dreyfus	Dreyfus	California	New York
Municipal Cash		New York	Tax Exempt	AMT-Free	AMT-Free
Management		Municipal Cash	Cash Municipal Cash		Municipal Cash
	Plus	Management	Management	Management	Management

Assets ($):
Investments at value—Note 1(a)†	1,561,937	1,028,198	6,536,937	210,961	212,623
Cash	2,394	1,699	5,809	—	10,148
Receivable for investment securites sold	—	—	—	—	5,001
Interest receivable	3,400	2,147	15,415	1,128	465
Prepaid expenses	159	100	557	44	22
	1,567,890	1,032,144	6,558,718	212,133	228,259
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)	380	199	1,091	48	65
Cash overdraft due to Custodian	—	—	—	459	—
Payable for investment securities purchased	—	—	18,199	—	—
Payable for shares of Beneficial Interest redeemed	11	1,092	316	—	519
	391	1,291	19,606	507	584
Net Assets ($)	1,567,499	1,030,853	6,539,112	211,626	227,675
Composition of Net Assets ($):
Paid-in capital	1,567,324	1,030,765	6,538,972	211,611	227,675
Accumulated net realized gain (loss) on investments	175	88	140	15	—
Net Assets ($)	1,567,499	1,030,853	6,539,112	211,626	227,675
Net Asset Value Per Share
Instititutional Shares
Net Assets ($)	589,006	544,191	5,190,798	91,167	49,330
Shares Outstanding	588,827	544,151	5,190,683	91,158	49,332
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Investor Shares
Net Assets ($)	292,871	373,871	565,247	23,793	101,981
Shares Outstanding	292,782	373,839	565,235	23,789	101,979
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Administrative Shares
Net Assets ($)	624,846	61,746	644,566	50	10
Shares Outstanding	624,658	61,740	644,554	50	10
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	60,775	51,044	134,163	96,615	10
Shares Outstanding	60,756	51,038	134,162	96,602	10
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Agency Shares
Net Assets ($)	1	1	4,338	1	—
Shares Outstanding	1	1	4,338	1	—
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	—
Classic Shares
Net Assets ($)	—	—	—	—	76,344
Shares Outstanding	—	—	—	—	76,344
Net Asset Value Per Share ($)	—	—	—	—	1.00
† Investments at cost ($)	1,561,937	1,028,198	6,536,937	210,961	212,623

See notes to financial statements.

The Funds 71

STATEMENT OF OPERATIONS (amounts in thousands) Year Ended January 31, 2009

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury &	Treasury
	Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management

Investment Income ($):
Interest Income	852,633	383,915	424,694	120,696	255,489	281,319
Expenses:
Management fee—Note 2(a)	61,558	25,688	45,085	12,855	37,938	53,471
Distribution fees—Note 2(b)	13,414	11,449	11,639	6,323	13,121	28,648
Treasury insurance expense—Note 1(g)	4,260	1,995	3,799	1,091	3,265	4,293
Interest expense—Note 4	—	92	—	—	—	—
Total Expenses	79,232	39,224	60,523	20,269	54,324	86,412
Less—reduction in management fees
due to undertaking—Note 2(a)	—	—	—	(24)	(1,246)	(4,518)
Net Expenses	79,232	39,224	60,523	20,245	53,078	81,894
Investment Income—Net	773,401	344,691	364,171	100,451	202,411	199,425
Realized and Unrealized Gain (Loss) on
Investments—Note 1(b) ($):
Net realized gain (loss) on investments	(193)	1,780	2,836	19	984	668
Net unrealized appreciation
(depreciation) on investments	—	(32,337)	—	—	—	—
Net Realized and Unrealized
Gain (Loss) on Investments	(193)	(30,557)	2,836	19	984	668
Net Increase in Net Assets
Resulting from Operations	773,208	314,134	367,007	100,470	203,395	200,093

See notes to financial statements.

				Dreyfus
	Dreyfus	Dreyfus	Dreyfus	California
	Municipal Cash	New York	Tax Exempt	AMT-Free
	Management	Municipal Cash	Cash	Municipal Cash
	Plus	Management	Management	Management

Investment Income ($):
Interest Income	39,279	20,009	132,493	6,701
Expenses:
Management fee—Note 2(a)	3,379	1,848	11,707	633
Distribution fees—Note 2(b)	1,679	1,053	1,954	632
Treasury insurance expense—Note 1(g)	237	149	831	65
Total Expenses	5,295	3,050	14,492	1,330
Less—reduction in management fee
due to undertaking—Note 2(a)	—	—	—	(159)
Net Expenses	5,295	3,050	14,492	1,171
Investment Income—Net	33,984	16,959	118,001	5,530
Net Realized Gain (Loss) on
Investments—Note 1(b) ($)	175	88	140	15
Net Increase in Net Assets
Resulting from Operations	34,159	17,047	118,141	5,545
See notes to financial statements.

The Funds 73

STATEMENT OF OPERATIONS (continued) (amounts in thousands)

	Dreyfus New York AMT-Free
	Municipal Cash Management

	One Month Ended	Year Ended
	January 31,	December 31,
	2009[a]	2008[b,c]

Investment Income ($):
Interest Income	179	5,507
Expenses:
Management fee—Note 2(a)	38	305
Administration fee	—	122
Shareholder servicing costs	—	361
Distribution fees—Note 2(b)	52	315
Registration fees	—	48
Custodian fees	—	27
Treasury insurance expense—Note 1(g)	8	25
Professional fees	—	10
Trustees’ fees and expenses—Note 2(c)	—	9
Prospectus and shareholders’ reports	—	4
Miscellaneous	—	22
Total Expenses	98	1,248
Less—reduction in management fee due to undertaking—Note 2(a)	(1)	(25)
Less—reduction in fees due to earnings credits	—	—[d]
Net Expenses	97	1,223
Investment Income—Net	82	4,284
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	—	12
Net Increase in Net Assets Resulting from Operations	82	4,296

a The Fund has changed its fiscal year end from December 31 to January 31.
b The Fund commenced offering five classes of shares on the close of business September 12, 2008. The existing shares were redesignated and the fund added Administrative and
Participant shares.
c Represents information for the fund’s predecessor, BNY Hamilton NewYork AMT-Free Money Market Fund through September 12, 2008.
[d] Amount represents less than $1,000.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (amounts in thousands)

	Dreyfus Cash Management		Dreyfus Cash Management Plus, Inc.

	Year Ended January 31,		Year Ended January 31,
	2009	2008	2009	2008

Operations ($):
Investment income—net	773,401	786,972	344,691	625,372
Net realized gain (loss) on investments	(193)	1,516	1,780	1,795
Net unrealized appreciation (depreciation) on investments	—	—	(32,337)	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	773,208	788,488	314,134	627,167
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(636,249)	(655,939)	(226,894)	(400,368)
Investor Shares	(86,866)	(94,790)	(41,297)	(74,856)
Administrative Shares	(35,678)	(20,496)	(46,098)	(99,585)
Participant Shares	(12,715)	(15,640)	(28,385)	(48,028)
Service Shares	(1,893)	—	(1,644)	(1,833)
Select Shares	—	—	(356)	(702)
Agency Shares	—	(107)	(17)	—[a]
Total Dividends	(773,401)	(786,972)	(344,691)	(625,372)
Beneficial Interest/Capital Stock
Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	186,740,823	111,115,020	71,235,558	82,317,470
Investor Shares	21,517,623	18,082,329	4,373,540	6,000,989
Administrative Shares	4,931,910	3,871,218	5,949,446	10,373,899
Participant Shares	4,274,633	2,558,896	4,863,282	5,075,388
Service Shares	—	—	242,535	105,724
Select Shares	—	—	70,971	61,706
Agency Shares	574,176	20,214	38,228	1
Net assets received in connection
with reorganization—Note 1	783,343	—	—	311,035
Dividends reinvested:
Institutional Shares	168,644	189,414	77,673	159,342
Investor Shares	20,318	32,234	36,374	66,615
Administrative Shares	8,814	7,189	39,392	71,268
Participant Shares	3,619	7,547	27,126	46,590
Service Shares	—	—	157	6
Select Shares	—	—	20	—
Agency Shares	1	—[a]	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(174,070,720)	(103,385,508)	(76,990,767)	(79,459,893)
Investor Shares	(19,838,830)	(16,510,295)	(4,718,014)	(5,924,134)
Administrative Shares	(5,186,524)	(3,554,699)	(7,171,225)	(9,626,171)
Participant Shares	(3,616,149)	(2,381,698)	(5,114,883)	(4,799,768)
Service Shares	—	—	(306,236)	(35,512)
Select Shares	—	—	(43,293)	(61,280)
Agency Shares	(494,498)	(1,221)	(38,228)	—
Increase (Decrease) in Net Assets from
Beneficial Interest/Capital Stock Transactions	15,817,183	10,050,640	(7,428,344)	4,683,275
Total Increase (Decrease) In Net Assets	15,816,990	10,052,156	(7,458,901)	4,685,070
Net Assets ($):
Beginning of Period	23,224,572	13,172,416	14,927,013	10,241,943
End of Period	39,041,562	23,224,572	7,468,112	14,927,013

a Amount represents less than $1,000.
See notes to financial statements.

The Funds 75

STATEMENT OF CHANGES IN NET ASSETS (continued) (amounts in thousands)

	Dreyfus Government		Dreyfus Government
	Cash Management		Prime Cash Management

	Year Ended January 31,		Year Ended January 31,
	2009	2008	2009	2008

Operations ($):
Investment income—net	364,171	431,896	100,451	112,299
Net realized gain (loss) on investments	2,836	—	19	4
Net Increase (Decrease) in Net Assets
Resulting from Operations	367,007	431,896	100,470	112,303
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(281,591)	(332,115)	(67,482)	(64,587)
Investor Shares	(44,651)	(63,698)	(10,951)	(14,691)
Administrative Shares	(26,146)	(21,780)	(9,100)	(12,714)
Participant Shares	(9,680)	(14,302)	(12,254)	(20,300)
Agency Shares	(2,103)	(1)	(666)	(7)
Total Dividends	(364,171)	(431,896)	(100,453)	(112,299)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	143,182,998	62,428,965	24,434,863	8,582,467
Investor Shares	12,562,114	8,341,691	2,843,963	1,103,089
Administrative Shares	7,389,922	3,379,793	5,977,471	5,339,824
Participant Shares	4,126,713	2,997,005	3,265,428	1,910,645
Agency Shares	1,190,425	1,701	262,921	10,015
Net assets received in connection
with reorganization—Note 1	—	166,517	—	—
Dividends reinvested:
Institutional Shares	105,370	139,199	35,987	43,797
Investor Shares	26,359	43,335	6,013	13,720
Administrative Shares	19,035	19,282	7,663	11,097
Participant Shares	5,350	11,964	10,713	19,036
Agency Shares	338	—[a]	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(118,878,645)	(56,382,539)	(20,358,570)	(7,304,406)
Investor Shares	(10,269,095)	(7,555,501)	(2,234,543)	(829,433)
Administrative Shares	(5,843,987)	(3,193,254)	(5,599,022)	(5,357,470)
Participant Shares	(3,915,680)	(2,759,744)	(2,641,115)	(1,560,034)
Agency Shares	(1,106,544)	—	(231,653)	(14)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	28,594,673	7,638,414	5,780,119	1,982,333
Total Increase (Decrease) In Net Assets	28,597,509	7,638,414	5,780,136	1,982,337
Net Assets ($):
Beginning of Period	12,181,539	4,543,125	3,917,872	1,935,535
End of Period	40,779,048	12,181,539	9,698,008	3,917,872

a Amount represents less than $1,000.
See notes to financial statements.

	Dreyfus Treasury &		Dreyfus Treasury
	Agency Cash Management		Prime Cash Management

	Year Ended January 31,		Year Ended January 31,
	2009	2008	2009	2008

Operations ($):
Investment income—net	202,411	469,024	199,425	150,264
Net realized gain (loss) on investments	984	(1,005)	668	91
Net Increase (Decrease) in Net Assets
Resulting from Operations	203,395	468,019	200,093	150,355
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(142,784)	(339,229)	(127,056)	(85,135)
Investor Shares	(33,210)	(97,146)	(43,949)	(39,397)
Administrative Shares	(19,966)	(21,018)	(9,190)	(8,630)
Participant Shares	(4,440)	(9,264)	(15,378)	(17,102)
Service Shares	(323)	(1,012)	—	—
Select Shares	(415)	(1,233)	—	—
Agency Shares	(947)	(1)	—	—[a]
Premier Shares	(326)	(121)	(3,852)	—
Total Dividends	(202,411)	(469,024)	(199,425)	(150,264)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	75,007,689	62,953,350	94,609,837	16,130,440
Investor Shares	17,741,257	16,251,324	19,385,467	5,753,513
Administrative Shares	9,506,204	4,035,980	7,243,860	1,478,369
Participant Shares	3,422,940	1,072,919	17,271,629	5,176,489
Service Shares	544,153	126,546	—	—
Select Shares	115,831	194,954	—	—
Agency Shares	545,413	1,332	1,535,777	1
Premier Shares	440,976	129,840	—	—
Net assets received in connection
with reorganization—Note 1	—	213,419	—	—
Dividends reinvested:
Institutional Shares	58,212	170,449	71,888	50,139
Investor Shares	3,880	11,038	19,562	14,978
Administrative Shares	14,282	12,780	6,542	5,564
Participant Shares	1,188	1,692	11,922	13,240
Service Shares	—[a]	—	—	—
Select Shares	200	799	—	—
Agency Shares	—[a]	—[a]	3,377	—[a]
Premier Shares	—[a]	—	—	—
Cost of shares redeemed:
Institutional Shares	(71,496,288)	(53,661,585)	(69,468,590)	(11,850,519)
Investor Shares	(17,911,593)	(14,249,942)	(14,456,010)	(3,809,618)
Administrative Shares	(8,923,463)	(3,644,825)	(5,162,606)	(1,050,763)
Participant Shares	(3,268,446)	(1,043,027)	(12,821,119)	(4,336,650)
Service Shares	(594,881)	(70,385)	—	—
Select Shares	(177,501)	(101,571)	—	—
Agency Shares	(482,115)	(1,331)	(1,129,927)	—
Premier Shares	(435,424)	(100,560)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	4,112,514	12,303,196	37,121,609	7,575,183
Total Increase (Decrease) In Net Assets	4,113,498	12,302,191	37,122,277	7,575,274
Net Assets ($):
Beginning of Period	17,599,706	5,297,515	9,359,339	1,784,065
End of Period	21,713,204	17,599,706	46,481,616	9,359,339

a Amount represents less than $1,000.
See notes to financial statements.

The Funds 77

STATEMENT OF CHANGES IN NET ASSETS (continued) (amounts in thousands)

	Dreyfus Municipal		Dreyfus New York Municipal
	Cash Management Plus		Cash Management

	Year Ended January 31,		Year Ended January 31,
	2009	2008	2009	2008

Operations ($):
Investment income—net	33,984	55,794	16,959	24,330
Net realized gain (loss) on investments	175	481	88	7
Net Increase (Decrease) in Net Assets
Resulting from Operations	34,159	56,275	17,047	24,337
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(17,038)	(36,683)	(9,642)	(14,353)
Investor Shares	(7,833)	(8,261)	(5,199)	(6,391)
Administrative Shares	(8,324)	(9,740)	(1,297)	(2,575)
Participant Shares	(886)	(1,110)	(828)	(1,087)
Agency Shares	—[a]	—[a]	—[a]	—[a]
Total Dividends	(34,081)	(55,794)	(16,966)	(24,406)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	8,498,054	13,658,617	1,346,480	1,580,476
Investor Shares	942,362	1,008,420	746,092	760,459
Administrative Shares	1,651,865	1,050,609	119,808	230,574
Participant Shares	128,642	130,260	181,551	131,908
Agency Shares	—	1	—	1
Dividends reinvested:
Institutional Shares	6,404	20,966	1,792	4,307
Investor Shares	7,349	8,217	4,676	6,033
Administrative Shares	7,938	9,399	1,209	2,334
Participant Shares	877	1,110	827	1,086
Agency Shares	—[a]	—[a]	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(9,701,968)	(12,488,874)	(1,262,094)	(1,503,654)
Investor Shares	(1,128,929)	(750,883)	(739,579)	(524,117)
Administrative Shares	(1,329,222)	(1,057,162)	(133,573)	(194,990)
Participant Shares	(105,308)	(117,457)	(177,886)	(126,322)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,021,936)	1,473,223	89,303	368,095
Total Increase (Decrease) In Net Assets	(1,021,858)	1,473,704	89,384	368,026
Net Assets ($):
Beginning of Period	2,589,357	1,115,653	941,469	573,443
End of Period	1,567,499	2,589,357	1,030,853	941,469

a Amount represents less than $1,000.
See notes to financial statements.

	Dreyfus Tax Exempt		Dreyfus California AMT-Free
	Cash Management		Municipal Cash Management

	Year Ended January 31,		Year Ended January 31,
	2009	2008	2009	2008[a]

Operations ($):
Investment income—net	118,001	124,978	5,530	2,198
Net realized gain (loss) on investments	140	97	15	32
Net Increase (Decrease) in Net Assets
Resulting from Operations	118,141	125,075	5,545	2,230
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(98,791)	(108,527)	(2,624)	(1,188)
Investor Shares	(8,945)	(9,787)	(1,074)	(22)
Administrative Shares	(9,616)	(5,526)	(25)	(3)
Participant Shares	(698)	(1,146)	(1,828)	(985)
Agency Shares	(48)	—[b]	—[b]	—[b]
Total Dividends	(118,098)	(124,986)	(5,551)	(2,198)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	25,420,986	17,744,372	434,112	289,817
Investor Shares	1,561,565	1,396,545	312,402	19,158
Administrative Shares	2,917,935	752,587	7,203	18,659
Participant Shares	372,600	237,360	197,632	238,619
Agency Shares	4,689	1	—[b]	1
Dividends reinvested:
Institutional Shares	44,543	43,038	2,439	1,137
Investor Shares	6,525	5,807	982	22
Administrative Shares	8,442	5,492	20	1
Participant Shares	197	571	1,819	984
Agency Shares	48	—[b]	—[b]	—[b]
Cost of shares redeemed:
Institutional Shares	(24,644,410)	(15,751,083)	(460,094)	(176,253)
Investor Shares	(1,559,021)	(1,134,393)	(295,483)	(13,292)
Administrative Shares	(2,540,898)	(711,478)	(7,230)	(18,603)
Participant Shares	(293,178)	(213,065)	(244,762)	(97,690)
Agency Shares	(400)	—[b]	—[b]	—[b]
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	1,299,623	2,375,754	(50,960)	262,560
Total Increase (Decrease) In Net Assets	1,299,666	2,375,843	(50,966)	262,592
Net Assets ($):
Beginning of Period	5,239,446	2,863,603	262,592	—
End of Period	6,539,112	5,239,446	211,626	262,592

a	From August 1, 2007 (commencement of operations) to January 31, 2008.
b	Amount represent less than $1,000.

See notes to financial statements.

The Funds 79

STATEMENT OF CHANGES IN NET ASSETS (continued) (amounts in thousands)

	Dreyfus New York AMT-Free
	Municipal Cash Management

	One Month Ended	Year Ended	Year Ended
	January 31,	December 31,	December 31,
	2009[a]	2008[b,c]	2007[c]

Operations ($):
Investment income—net	82	4,284	8,300
Net realized gain (loss) on investments	—	12	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	82	4,296	8,298
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(30)	(1,207)	(2,413)
Investor Shares	(39)	(1,914)	(5,114)
Administrative Shares	—[d]	—[d]	—
Participant Shares	—[d]	—[d]	—
Classic Shares	(13)	(1,163)	(773)
Net realized gain on investments:
Institutional Shares	—	(2)	—
Investor Shares	—	(4)	—
Administrative Shares	—	—	—
Participant Shares	—	—	—
Classic Shares	—	(3)	—
Total Dividends	(82)	(4,293)	(8,300)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	29,278	172,559	194,005
Investor Shares	24,669	384,961	665,142
Administrative Shares	—	10	—
Participant Shares	—	10	—
Classic Shares	35,258	378,913	245,952
Dividends reinvested:
Institutional Shares	2	159	1,074
Investor Shares	8	481	3,160
Administrative Shares	—	—	—
Participant Shares	—	—	—
Classic Shares	13	1,163	858
Cost of shares redeemed:
Institutional Shares	(29,050)	(187,569)	(195,054)
Investor Shares	(22,523)	(424,300)	(739,056)
Administrative Shares	—	—	—
Participant Shares	—	—	—
Classic Shares	(31,891)	(386,352)	(196,606)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	5,764	(59,965)	(20,525)
Total Increase (Decrease) In Net Assets	5,764	(59,962)	(20,527)
Net Assets ($):
Beginning of Period	221,911	281,873	302,400
End of Period	227,675	221,911	281,873

a The Fund has changed its fiscal year end from December 31 to January 31.
b The Fund commenced offering five classes of shares on the close of business September 12, 2008. The existing shares were redesignated and the fund added Administrative and
Participant shares.
c Represents information for the fund’s predecessor, BNY Hamilton NewYork AMT-Free Money Market Fund through September 12, 2008.
[d] Amount represents less than $1,000.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements. Please note that the financial highlights information in the following tables for Dreyfus New York AMT-Free Municipal Cash Management’s Institutional, Investor and Classic shares represents the financial highlights of Dreyfus New York AMT-Free Municipal Cash Management’s predecessor, BNY Hamilton NewYork AMT-Free Municipal Money Fund (“NewYork AMT-Free Municipal Money Fund”), before Dreyfus NewYork AMT-Free Municipal Cash Management commenced operations as of the close of business on September 12, 2008, and represents the performance of Dreyfus New York AMT-Free Municipal Cash Management’s Institutional, Investor and Classic shares thereafter. Before Dreyfus New York AMT-Free Municipal Cash Management commenced operations, all of the assets of the NewYork AMT-Free Municipal Money Fund were transferred to the Dreyfus New York AMT-Free Municipal Cash Management in exchange for Institutional, Investor and Classic shares of the fund in a tax-free reorganization. Total return shows how much your investment in Dreyfus New York AMT-Free Municipal Cash Management would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from Dreyfus NewYork AMT-Free Municipal Cash Management’s and Dreyfus NewYork AMT-Free Municipal Cash Management’s predecessor’s financial statements.

		Per Share Data ($)				Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Income to		End of
	Beginning Investment Investment			End	Total	to Average Average		Period
	of Period	Income	Income	of Period	Return (%) Net Assets		Net Assets ($ x1,000,000)

Dreyfus Cash Management
Institutional Shares
Year Ended January 31,
2009	1.00	.026	(.026)	1.00	2.65	.21	2.56	31,821
2008	1.00	.051	(.051)	1.00	5.18	.20	5.03	18,983
2007	1.00	.050	(.050)	1.00	5.07	.20	4.98	11,063
2006	1.00	.032	(.032)	1.00	3.28	.20	3.24	9,484
2005	1.00	.013	(.013)	1.00	1.31	.20	1.30	9,283
Investor Shares
Year Ended January 31,
2009	1.00	.024	(.024)	1.00	2.40	.47	2.30	4,893
2008	1.00	.048	(.048)	1.00	4.92	.45	4.78	3,194
2007	1.00	.047	(.047)	1.00	4.80	.45	4.73	1,590
2006	1.00	.030	(.030)	1.00	3.03	.45	2.99	1,238
2005	1.00	.011	(.011)	1.00	1.06	.45	1.05	1,068
Administrative Shares
Year Ended January 31,
2009	1.00	.025	(.025)	1.00	2.55	.31	2.46	1,176
2008	1.00	.050	(.050)	1.00	5.08	.30	4.93	638
2007	1.00	.049	(.049)	1.00	4.96	.30	4.88	315
2006	1.00	.031	(.031)	1.00	3.18	.30	3.14	251
2005	1.00	.012	(.012)	1.00	1.21	.30	1.20	266
Participant Shares
Year Ended January 31,
2009	1.00	.022	(.022)	1.00	2.24	.62	2.15	1,052
2008	1.00	.047	(.047)	1.00	4.77	.60	4.63	390
2007	1.00	.046	(.046)	1.00	4.65	.60	4.58	206
2006	1.00	.028	(.028)	1.00	2.87	.60	2.84	210
2005	1.00	.009	(.009)	1.00	.91	.60	.90	244
Agency Shares
Year Ended January 31,
2009	1.00	.026	(.026)	1.00	2.59	.28	2.49	99
2008[a]	1.00	.016	(.016)	1.00	4.84[b]	.26[b]	4.97[b]	19

a	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
b	Annualized.

See notes to financial statements.

The Funds 81

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)				Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses I ncome to		End of
	Beginning Investment Investment			End	Total	to Average Average		Period
	of Period	Income	Income	of Period	Return (%) Net Assets		Net Assets ($ x1,000,000)

Dreyfus Cash Management Plus, Inc.
Institutional Shares
Year Ended January 31,
2009	1.00	.026	(.026)	1.00	2.66	.21	2.80	3,822
2008	1.00	.051	(.051)	1.00	5.18	.20	5.04	9,513
2007	1.00	.049	(.049)	1.00	5.06	.20	4.95	6,495
2006	1.00	.032	(.032)	1.00	3.29	.20	3.23	5,908
2005	1.00	.013	(.013)	1.00	1.32	.20	1.23	8,466
Investor Shares
Year Ended January 31,
2009	1.00	.024	(.024)	1.00	2.40	.47	2.54	1,487
2008	1.00	.048	(.048)	1.00	4.92	.45	4.79	1,802
2007	1.00	.047	(.047)	1.00	4.80	.45	4.70	1,658
2006	1.00	.030	(.030)	1.00	3.03	.45	2.98	1,275
2005	1.00	.011	(.011)	1.00	1.07	.45	.98	1,058
Administrative Shares
Year Ended January 31,
2009	1.00	.025	(.025)	1.00	2.55	.32	2.69	1,091
2008	1.00	.050	(.050)	1.00	5.08	.30	4.94	2,278
2007	1.00	.048	(.048)	1.00	4.95	.30	4.85	1,148
2006	1.00	.031	(.031)	1.00	3.19	.30	3.13	793
2005	1.00	.012	(.012)	1.00	1.22	.30	1.13	500
Participant Shares
Year Ended January 31,
2009	1.00	.022	(.022)	1.00	2.25	.62	2.39	1,034
2008	1.00	.047	(.047)	1.00	4.76	.60	4.64	1,264
2007	1.00	.045	(.045)	1.00	4.64	.60	4.55	941
2006	1.00	.028	(.028)	1.00	2.88	.60	2.83	700
2005	1.00	.009	(.009)	1.00	.92	.60	.83	463
Service Shares
Year Ended January 31,
2009	1.00	.021	(.021)	1.00	2.14	.72	2.29	7
2008[a]	1.00	.027	(.027)	1.00	3.82[b]	.70[b]	4.54[b]	70
Select Shares
Year Ended January 31,
2009	1.00	.018	(.018)	1.00	1.84	1.04	1.97	28
2008[a]	1.00	.025	(.025)	1.00	3.57[b]	1.00[b]	4.24[b]	—[c]
Agency Shares
Year Ended January 31,
2009	1.00	.026	(.026)	1.00	2.60	.26	2.75	—[c]
2008[d]	1.00	.016	(.016)	1.00	4.81[b]	.26[b]	4.98[b]	—[c]

a	From June 29, 2007 (commencement of initial offering) to January 31, 2008.
b	Annualized.
c	Amount represents less than $1 million.
[d]	From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

		Per Share Data ($)				Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Income to		End of
	Beginning Investment Investment			End	Total	to Average Average		Period
	of Period	Income	Income	of Period	Return (%) Net Assets		Net Assets ($ x1,000,000)

Dreyfus Government Cash Management
Institutional Shares
Year Ended January 31,
2009	1.00	.020	(.020)	1.00	2.01	.22	1.63	33,715
2008	1.00	.048	(.048)	1.00	4.93	.20	4.73	9,303
2007	1.00	.049	(.049)	1.00	4.99	.20	4.89	3,118
2006	1.00	.032	(.032)	1.00	3.23	.20	3.15	2,842
2005	1.00	.013	(.013)	1.00	1.26	.20	1.20	3,571
Investor Shares
Year Ended January 31,
2009	1.00	.017	(.017)	1.00	1.76	.46	1.39	4,058
2008	1.00	.046	(.046)	1.00	4.67	.45	4.48	1,738
2007	1.00	.046	(.046)	1.00	4.72	.45	4.64	909
2006	1.00	.029	(.029)	1.00	2.97	.45	2.90	1,050
2005	1.00	.010	(.010)	1.00	1.01	.45	.95	1,287
Administrative Shares
Year Ended January 31,
2009	1.00	.019	(.019)	1.00	1.91	.31	1.54	2,258
2008	1.00	.047	(.047)	1.00	4.83	.30	4.63	693
2007	1.00	.048	(.048)	1.00	4.88	.30	4.79	320
2006	1.00	.031	(.031)	1.00	3.12	.30	3.05	240
2005	1.00	.012	(.012)	1.00	1.16	.30	1.10	313
Participant Shares
Year Ended January 31,
2009	1.00	.016	(.016)	1.00	1.60	.61	1.24	662
2008	1.00	.044	(.044)	1.00	4.51	.60	4.33	445
2007	1.00	.045	(.045)	1.00	4.57	.60	4.49	196
2006	1.00	.028	(.028)	1.00	2.81	.60	2.75	244
2005	1.00	.009	(.009)	1.00	.86	.60	.80	289
Agency Shares
Year Ended January 31,
2009	1.00	.019	(.019)	1.00	1.96	.27	1.58	86
2008[a]	1.00	.014	(.014)	1.00	4.30[b]	.26[b]	4.67[b]	2

a	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
b	Annualized.

See notes to financial statements.

The Funds 83

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)				Ratios/Supplemental Data (%)

								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets Net Assets ($ x1,000,000)

Dreyfus Government Prime Cash Management
Institutional Shares
Year Ended January 31,
2009	1.00	.019	(.019)	1.00	1.91	.22	.22	1.64	6,439
2008	1.00	.048	(.048)	1.00	4.91	.20	.20	4.67	2,327
2007	1.00	.048	(.048)	1.00	4.95	.20	.20	4.86	1,005
2006	1.00	.031	(.031)	1.00	3.18	.20	.20	3.21	773
2005	1.00	.012	(.012)	1.00	1.21	.20	.20	1.19	537
Investor Shares
Year Ended January 31,
2009	1.00	.016	(.016)	1.00	1.66	.47	.47	1.39	1,178
2008	1.00	.046	(.046)	1.00	4.65	.45	.45	4.42	563
2007	1.00	.046	(.046)	1.00	4.69	.45	.45	4.61	275
2006	1.00	.029	(.029)	1.00	2.92	.45	.45	2.96	242
2005	1.00	.010	(.010)	1.00	.96	.45	.45	.94	209
Administrative Shares
Year Ended January 31,
2009	1.00	.018	(.018)	1.00	1.81	.32	.32	1.54	693
2008	1.00	.047	(.047)	1.00	4.80	.30	.30	4.57	307
2007	1.00	.047	(.047)	1.00	4.85	.30	.30	4.76	314
2006	1.00	.030	(.030)	1.00	3.08	.30	.30	3.11	210
2005	1.00	.011	(.011)	1.00	1.11	.30	.30	1.09	200
Participant Shares
Year Ended January 31,
2009	1.00	.015	(.015)	1.00	1.51	.62	.61	1.25	1,346
2008	1.00	.044	(.044)	1.00	4.49	.60	.60	4.27	711
2007	1.00	.044	(.044)	1.00	4.53	.60	.60	4.46	341
2006	1.00	.027	(.027)	1.00	2.77	.60	.60	2.81	208
2005	1.00	.008	(.008)	1.00	.81	.60	.60	.79	230
Agency Shares
Year Ended January 31,
2009	1.00	.018	(.018)	1.00	1.85	.28	.28	1.58	41
2008[a]	1.00	.015	(.015)	1.00	4.33[b]	.26[b]	.26[b]	4.61[b]	10

a	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
b	Annualized.

See notes to financial statements.

		Per Share Data ($)				Ratios/Supplemental Data (%)

								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses I ncome to			End of
	Beginning Investment Investment			End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets Net Assets ($ x1,000,000)

Dreyfus Treasury & Agency
Cash Management
Institutional Shares
Year Ended January 31,
2009	1.00	.013	(.013)	1.00	1.27	.22	.22	1.09	16,461
2008	1.00	.046	(.046)	1.00	4.71	.20	.20	4.30	12,891
2007	1.00	.048	(.048)	1.00	4.89	.20	.20	4.80	3,429
2006	1.00	.031	(.031)	1.00	3.10	.20	.20	3.08	3,017
2005	1.00	.012	(.012)	1.00	1.19	.20	.20	1.16	2,351
Investor Shares
Year Ended January 31,
2009	1.00	.010	(.010)	1.00	1.04	.47	.45	.86	3,317
2008	1.00	.044	(.044)	1.00	4.45	.45	.45	4.05	3,483
2007	1.00	.045	(.045)	1.00	4.63	.45	.45	4.55	1,471
2006	1.00	.028	(.028)	1.00	2.84	.45	.45	2.83	1,320
2005	1.00	.009	(.009)	1.00	.94	.45	.45	.91	1,164
Administrative Shares
Year Ended January 31,
2009	1.00	.012	(.012)	1.00	1.17	.31	.31	1.00	1,355
2008	1.00	.045	(.045)	1.00	4.61	.30	.30	4.20	758
2007	1.00	.047	(.047)	1.00	4.79	.30	.30	4.70	141
2006	1.00	.030	(.030)	1.00	3.00	.30	.30	2.98	87
2005	1.00	.011	(.011)	1.00	1.09	.30	.30	1.06	49
Participant Shares
Year Ended January 31,
2009	1.00	.009	(.009)	1.00	.93	.62	.54	.77	444
2008	1.00	.042	(.042)	1.00	4.30	.60	.60	3.90	288
2007	1.00	.044	(.044)	1.00	4.47	.60	.60	4.40	257
2006	1.00	.027	(.027)	1.00	2.69	.60	.60	2.68	219
2005	1.00	.008	(.008)	1.00	.79	.60	.60	.76	210
Service Shares
Year Ended January 31,
2009	1.00	.009	(.009)	1.00	.86	.71	.66	.65	5
2008[a]	1.00	.023	(.023)	1.00	3.15[b]	.70[b]	.70[b]	3.80[b]	56
Select Shares
Year Ended January 31,
2009	1.00	.007	(.007)	1.00	.66	1.01	.87	.44	33
2008[a]	1.00	.021	(.021)	1.00	2.89[b]	1.00[b]	1.00[b]	3.50[b]	94
Agency Shares
Year Ended January 31,
2009	1.00	.012	(.012)	1.00	1.21	.27	.27	1.04	63
2008[c]	1.00	.013	(.013)	1.00	3.92[b]	.26[b]	.26[b]	4.24[b]	—[d]
Premier Shares
Year Ended January 31,
2009	1.00	.010	(.010)	1.00	1.00	.53	.48	.83	35
2008[c]	1.00	.012	(.012)	1.00	3.68[b]	.51[b]	.51[b]	3.99[b]	29

a	From June 29, 2007 (commencement of initial offering) to January 31, 2008.
b	Annualized.
c	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
[d]	Amount represents less than $1 million.

See notes to financial statements.

The Funds 85

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)				Ratios/Supplemental Data (%)

								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets Net Assets ($ x1,000,000)

Dreyfus Treasury
Prime Cash Management
Institutional Shares
Year Ended January 31,
2009	1.00	.012	(.012)	1.00	1.24	.22	.22	.78	30,587
2008	1.00	.042	(.042)	1.00	4.28	.20	.20	3.81	5,373
2007	1.00	.046	(.046)	1.00	4.68	.20	.20	4.57	1,043
2006	1.00	.029	(.029)	1.00	2.96	.20	.20	2.93	1,487
2005	1.00	.012	(.012)	1.00	1.17	.20	.20	1.14	1,333
Investor Shares
Year Ended January 31,
2009	1.00	.010	(.010)	1.00	1.01	.46	.44	.56	7,522
2008	1.00	.039	(.039)	1.00	4.02	.45	.45	3.56	2,573
2007	1.00	.043	(.043)	1.00	4.43	.45	.45	4.32	615
2006	1.00	.027	(.027)	1.00	2.70	.45	.45	2.68	651
2005	1.00	.009	(.009)	1.00	.92	.45	.45	.89	613
Administrative Shares
Year Ended January 31,
2009	1.00	.011	(.011)	1.00	1.15	.32	.31	.69	2,526
2008	1.00	.041	(.041)	1.00	4.18	.30	.30	3.71	438
2007	1.00	.045	(.045)	1.00	4.59	.30	.30	4.47	5
2006	1.00	.028	(.028)	1.00	2.86	.30	.30	2.83	26
2005	1.00	.011	(.011)	1.00	1.07	.30	.30	1.04	39
Participant Shares
Year Ended January 31,
2009	1.00	.009	(.009)	1.00	.89	.62	.53	.47	5,437
2008	1.00	.038	(.038)	1.00	3.87	.60	.60	3.41	975
2007	1.00	.042	(.042)	1.00	4.27	.60	.60	4.17	121
2006	1.00	.025	(.025)	1.00	2.55	.60	.60	2.53	352
2005	1.00	.008	(.008)	1.00	.76	.60	.60	.74	94
Agency Shares
Year Ended January 31,
2009	1.00	.012	(.012)	1.00	1.18	.27	.27	.73	409
2008[a]	1.00	.011	(.011)	1.00	3.38[b]	.26[b]	.26[b]	3.75[b]	—[c]

a	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
b	Annualized.
c	Amount represents less than $1 million.

See notes to financial statements.

		Per Share Data ($)				Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Income to		End of
	Beginning Investment Investment			End	Total	to Average Average		Period
	of Period	Income	Income	of Period	Return (%) Net Assets		Net Assets ($ x1,000,000)

Dreyfus Municipal Cash Management Plus
Institutional Shares
Year Ended January 31,
2009	1.00	.021	(.021)	1.00	2.17	.21	2.14	589
2008	1.00	.034	(.034)	1.00	3.50	.20	3.42	1787
2007	1.00	.033	(.033)	1.00	3.37	.20	3.33	596
2006	1.00	.024	(.024)	1.00	2.39	.20	2.34	638
2005	1.00	.011	(.011)	1.00	1.13	.20	1.07	500
Investor Shares
Year Ended January 31,
2009	1.00	.019	(.019)	1.00	1.91	.46	1.89	293
2008	1.00	.032	(.032)	1.00	3.25	.45	3.17	472
2007	1.00	.031	(.031)	1.00	3.11	.45	3.08	206
2006	1.00	.021	(.021)	1.00	2.13	.45	2.09	180
2005	1.00	.009	(.009)	1.00	.88	.45	.82	105
Administrative Shares
Year Ended January 31,
2009	1.00	.020	(.020)	1.00	2.07	.31	2.04	625
2008	1.00	.033	(.033)	1.00	3.40	.30	3.32	294
2007	1.00	.032	(.032)	1.00	3.27	.30	3.23	291
2006	1.00	.023	(.023)	1.00	2.29	.30	2.24	137
2005	1.00	.010	(.010)	1.00	1.03	.30	.97	129
Participant Shares
Year Ended January 31,
2009	1.00	.017	(.017)	1.00	1.76	.61	1.74	61
2008	1.00	.030	(.030)	1.00	3.09	.60	3.02	37
2007	1.00	.029	(.029)	1.00	2.96	.60	2.93	23
2006	1.00	.020	(.020)	1.00	1.98	.60	1.94	25
2005	1.00	.007	(.007)	1.00	.73	.60	.67	20
Agency Shares
Year Ended January 31,
2009	1.00	.021	(.021)	1.00	2.10	.27	2.08	—[a]
2008[b]	1.00	.011	(.011)	1.00	3.20[c]	.26[c]	3.36[c]	—[a]

a	Amount represents less than $1 million.
b	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
c	Annualized.

See notes to financial statements.

The Funds 87

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)				Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Income to		End of
	Beginning Investment Investment			End	Total	to Average Average		Period
	of Period	Income	Income	of Period	Return (%) Net Assets		Net Assets ($ x1,000,000)

Dreyfus New York Municipal Cash Management
Institutional Shares
Year Ended January 31,
2009	1.00	.020	(.020)	1.00	1.99	.22	1.95	544
2008	1.00	.034	(.034)	1.00	3.47	.20	3.41	458
2007	1.00	.033	(.033)	1.00	3.36	.20	3.31	377
2006	1.00	.023	(.023)	1.00	2.36	.20	2.33	343
2005	1.00	.011	(.011)	1.00	1.10	.20	1.12	336
Investor Shares
Year Ended January 31,
2009	1.00	.017	(.017)	1.00	1.74	.47	1.70	374
2008	1.00	.032	(.032)	1.00	3.21	.45	3.16	363
2007	1.00	.031	(.031)	1.00	3.10	.45	3.06	120
2006	1.00	.021	(.021)	1.00	2.11	.45	2.08	125
2005	1.00	.008	(.008)	1.00	.85	.45	.87	71
Administrative Shares
Year Ended January 31,
2009	1.00	.019	(.019)	1.00	1.89	.32	1.85	62
2008	1.00	.033	(.033)	1.00	3.37	.30	3.31	74
2007	1.00	.032	(.032)	1.00	3.25	.30	3.21	36
2006	1.00	.022	(.022)	1.00	2.26	.30	2.23	8
2005	1.00	.010	(.010)	1.00	1.00	.30	1.02	1
Participant Shares
Year Ended January 31,
2009	1.00	.016	(.016)	1.00	1.59	.62	1.55	51
2008	1.00	.030	(.030)	1.00	3.06	.60	3.01	47
2007	1.00	.029	(.029)	1.00	2.94	.60	2.91	40
2006	1.00	.019	(.019)	1.00	1.95	.60	1.93	3
2005	1.00	.007	(.007)	1.00	.70	.60	.72	6
Agency Shares
Year Ended January 31,
2009	1.00	.019	(.019)	1.00	1.93	.28	1.89	—[a]
2008[b]	1.00	.011	(.011)	1.00	3.18[c]	.26[c]	3.35[c]	—[a]

a	Amount represents less than $1 million.
b	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
c	Annualized.

See notes to financial statements.

		Per Share Data ($)				Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Income to		End of
	Beginning Investment Investment			End	Total	to Average Average		Period
	of Period	Income	Income	of Period	Return (%) Net Assets		Net Assets ($ x1,000,000)

Dreyfus Tax Exempt Cash Management
Institutional Shares
Year Ended January 31,
2009	1.00	.021	(.021)	1.00	2.11	.21	2.06	5,191
2008	1.00	.034	(.034)	1.00	3.47	.20	3.39	4,370
2007	1.00	.033	(.033)	1.00	3.34	.20	3.29	2,333
2006	1.00	.023	(.023)	1.00	2.36	.20	2.35	2,645
2005	1.00	.011	(.011)	1.00	1.12	.20	1.14	2,510
Investor Shares
Year Ended January 31,
2009	1.00	.018	(.018)	1.00	1.86	.46	1.81	565
2008	1.00	.032	(.032)	1.00	3.21	.45	3.14	556
2007	1.00	.030	(.030)	1.00	3.08	.45	3.04	288
2006	1.00	.021	(.021)	1.00	2.11	.45	2.10	255
2005	1.00	.009	(.009)	1.00	.87	.45	.89	240
Administrative Shares
Year Ended January 31,
2009	1.00	.020	(.020)	1.00	2.01	.31	1.96	645
2008	1.00	.033	(.033)	1.00	3.36	.30	3.29	259
2007	1.00	.032	(.032)	1.00	3.24	.30	3.19	213
2006	1.00	.022	(.022)	1.00	2.26	.30	2.25	105
2005	1.00	.010	(.010)	1.00	1.02	.30	1.04	275
Participant Shares
Year Ended January 31,
2009	1.00	.017	(.017)	1.00	1.70	.61	1.66	134
2008	1.00	.030	(.030)	1.00	3.06	.60	2.99	55
2007	1.00	.029	(.029)	1.00	2.93	.60	2.89	30
2006	1.00	.019	(.019)	1.00	1.96	.60	1.95	42
2005	1.00	.007	(.007)	1.00	.72	.60	.74	19
Agency Shares
Year Ended January 31,
2009	1.00	.020	(.020)	1.00	2.05	.27	2.00	4
2008[a]	1.00	.011	(.011)	1.00	3.18[b]	.26[b]	3.33[b]	—[c]

a	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
b	Annualized.
c	Amount represents less than $1 million.

See notes to financial statements.

The Funds 89

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)				Ratios/Supplemental Data (%)

								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets Net Assets ($ x1,000,000)

Dreyfus California AMT-Free
Municipal Cash Management
Institutional Shares
Year Ended January 31,
2009	1.00	.019	(.019)	1.00	1.88	.22	.17	1.93	91
2008[a]	1.00	.017	(.017)	1.00	3.29[b]	.20[b]	.15[b]	3.15[b]	115
Investor Shares
Year Ended January 31,
2009	1.00	.016	(.016)	1.00	1.63	.47	.42	1.68	24
2008[a]	1.00	.015	(.015)	1.00	3.05[b]	.45[b]	.40[b]	2.90[b]	6
Administrative Shares
Year Ended January 31,
2009	1.00	.018	(.018)	1.00	1.78	.32	.27	1.83	—[c]
2008[a]	1.00	.016	(.016)	1.00	3.19[b]	.30[b]	.25[b]	3.05[b]	—[c]
Participant Shares
Year Ended January 31,
2009	1.00	.015	(.015)	1.00	1.48	.62	.57	1.53	97
2008[a]	1.00	.014	(.014)	1.00	2.90[b]	.60[b]	.55[b]	2.75[b]	142
Agency Shares
Year Ended January 31,
2009	1.00	.018	(.018)	1.00	1.82	.28	.23	1.87	—[c]
2008[d]	1.00	.010	(.010)	1.00	3.09[b]	.26[b]	.21[b]	3.09[b]	—[c]

a	From August 1, 2007 (commencement of operations) to January 31, 2008.
b	Annualized.
c	Amount represents less than $1 million.
[d]	From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

			Per Share Data ($)						Ratios/Supplemental Data (%)

				Dividends						Ratio of Net
Net Asset			Dividends from Net			Net Asset		Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Realized		Value		Total Expenses Net Expenses Income to			End of
Beginning Investment Investment Gain on					Total	End	Total	to Average	to Average	Average	Period
of Period		Income	Income	Investments Distributions of Period Return (%) Net Assets					Net Assets Net Assets ($ x1,000,000)

Dreyfus New York AMT-Free
Municipal Cash Management
Institutional Shares†
One Month Ended
January 31,
2009[a]	1.00	.001	(.001)	—	(.001)	1.00	.06[b]	.24[c]	.24[c]	.70[c]	49
Year Ended
December 31,
2008	1.00	.021	(.021)	(.000)[d]	(.021)	1.00	2.08	.25	.24	2.08	49
2007	1.00	.034	(.034)	—	(.034)	1.00	3.42	.25	.25[e]	3.38	64
2006	1.00	.032	(.032)	—	(.032)	1.00	3.24	.26	.25	3.20	64
2005	1.00	.021	(.021)	—	(.021)	1.00	2.16	.27	.25	2.14	67
2004	1.00	.009	(.009)	—	(.009)	1.00	.94	.30	.25	.90	73
Investor Shares†
One Month Ended
January 31,
2009[a]	1.00	.000[d]	(.000)[d]	—	(.000)[d]	1.00	.04[b]	.49[c]	.49[c]	.45[c]	102
Year Ended
December 31,
2008	1.00	.018	(.018)	(.000)[d]	(.018)	1.00	1.83	.50	.49	1.80	100
2007	1.00	.031	(.031)	—	(.031)	1.00	3.16	.50	.50[e]	3.12	139
2006	1.00	.029	(.029)	—	(.029)	1.00	2.98	.51	.50	2.94	209
2005	1.00	.019	(.019)	—	(.019)	1.00	1.91	.51	.50	1.85	141
2004	1.00	.007	(.007)	—	(.007)	1.00	.69	.54	.50	.74	200
Administrative Shares
One Month Ended
January 31,
2009[a]	1.00	.001	(.001)	—	(.001)	1.00	.05[b]	.34[c]	.34[c]	.60[c]	—[f]
Year Ended
December 31,
2008[g]	1.00	.006	(.006)	—	(.006)	1.00	.62[c]	.33[c]	.33[c,e]	2.02[c]	—[f]
Participant Shares
One Month Ended
January 31,
2009[a]	1.00	.000[d]	(.000)[d]	—	(.000)[d]	1.00	.03[b]	.64[c]	.64[c]	.30[c]	—[f]
Year Ended
December 31,
2008[g]	1.00	.005	(.005)	—	(.005)	1.00	.53[c]	.63[c]	.63[c,e]	1.73[c]	—[f]
Classic Shares†
One Month Ended
January 31,
2009[a]	1.00	.000[d]	(.000)[d]	—	(.000)[d]	1.00	.02[b]	.74[c]	.73[c]	.21[c]	76
Year Ended
December 31,
2008	1.00	.016	(.016)	(.000)[d]	(.016)	1.00	1.58	.75	.74	1.55	73
2007	1.00	.029	(.029)	—	(.029)	1.00	2.90	.75	.75[e]	2.78	79
2006	1.00	.027	(.027)	—	(.027)	1.00	2.73	.76	.75	2.68	29
2005	1.00	.016	(.016)	—	(.016)	1.00	1.66	.77	.75	1.61	12
2004	1.00	.005	(.005)	—	(.005)	1.00	.46	.77	.74	.63	15

† Represents information for the predecessor, BNY Hamilton NewYork AMT-Free Money Market Fund through September 12, 2008.
a The Fund has changed its fiscal year end from December 31 to January 31.
b Not annualized.
c Annualized.
[d] Amount represents less than $.001 per share.
e Expense waivers and/or reimbursements amounted to less than .01%.
f Amount represents less than $1 million.
g From September 13, 2008 (commencement of initial offering) to December 31, 2008.

See notes to financial statements.

The Funds 91

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Each fund, other than Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus NewYork AMT-Free Municipal Cash Management is diversified. Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are non-diversified. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) and Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus NewYork AMT-Free Municipal Cash Management are separate series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”). Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which are exempt from federal income tax; in the case of Dreyfus New York Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management, which is exempt from federal, NewYork state and New York city personal income taxes, and in the case of Dreyfus California AMT-Free Municipal Cash Management only, which is exempt from federal and California state personal income taxes. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser.

On March 12, 2008, Dreyfus Treasury Cash Management was renamed DreyfusTreasury & Agency Cash Management.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York Mellon (formerly, The Bank of New York).

As of the close of business on September 12, 2008, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Trustees, all of the assets, subject to the liabilities, of BNY Hamilton NY Tax Exempt Money Fund (“New York AMT-Free Municipal Money Fund “), a series of BNY Hamilton Funds, were transferred to the fund in exchange for corresponding class of shares of Beneficial Interest of the fund of equal value. Shareholders of Hamilton, Premier and Classic shares of NewYork AMT-Free Municipal Money Fund received Institutional, Investor and Classic shares of the fund, respectively, in an amount equal to the aggregate net asset value of their investment in New York AMT-Free Municipal Money Fund at the time of the exchange. On the date of the exchange, the fund created Administrative and Participant shares.The net asset value of the fund’s shares on the close of business September 12, 2008, after the reorganization was $1.00, and a total of 49,598,381 Institutional shares, 98,031,090 Investor shares and 73,362,583 Classic shares, representing net assets of $220,992,669 were issued to shareholders of New York AMT-Free Municipal Money Fund shareholders in the exchange. The exchange was a tax-free event to shareholders. New York AMT-Free Municipal Money Fund is the accounting survivor and its historical performance is presented for periods through September 12, 2008.

As of the close of business on August 6, 2008, pursuant to an Agreement and Plan of Reorganization previously approved by Dreyfus Cash Management’s Board ofTrustees, all of the assets, subject to the liabilities, of Dreyfus Institutional Prime Money Market Fund, were transferred to Dreyfus Cash Management. Shareholders of Dreyfus Institutional Prime Money Market Fund voted affirmative-

ly to approve the reorganization and subsequently received Administrative shares of Dreyfus Cash Management in an amount equal to the aggregate net asset value of the investment in Dreyfus Institutional Prime Money Market Fund at the time of the exchange. The net asset value of Dreyfus Cash Management’s Administrative shares at the close of business on August 6, 2008, after the reorganization, was $1.00 per share, and a total of $783,342,509 Administrative shares representing net assets of $783,342,371, were issued to Dreyfus Institutional Prime Money Market Fund shareholders in the exchange.The exchange was a tax-free event to shareholders.

As of the close of business on April 19, 2007, pursuant to an Agreement and Plan of Reorganization previously approved by Dreyfus Cash Management Plus Board of Directors, all of the assets, subject to the liabilities, of Dreyfus Institutional Prime Money Market Fund, were transferred to Dreyfus Cash Management Plus. Shareholders of Dreyfus Institutional Prime Money Market Fund voted affirmatively to approve the reorganization and subsequently received Administrative shares of Dreyfus Cash Management Plus, in an amount equal to the aggregate net asset value of the investment in Dreyfus Institutional Prime Money Market Fund at the time of the exchange.The net asset value of Dreyfus Cash Management Plus Administrative shares at the close of business on April 19, 2007, after the reorganization, was $1.00 per share, and a total of 311,035,283 Administrative shares representing net assets of $311,035,283, were issued to Dreyfus Institutional Prime Money Market Fund shareholders in the exchange. The exchange was a tax-free event to shareholders.

As of the close of business on April 19, 2007, pursuant to an Agreement and Plan of Reorganization previously approved by Dreyfus Government Cash Management’s Board of Trustees, all of the assets, subject to the liabilities, of Dreyfus Institutional Government Money Market Fund, were transferred to Dreyfus Government Cash Management. Shareholders of Dreyfus Institutional Government Money Market Fund and subsequently voted affirmatively to approve the reorganization and subsequently received Administrative shares of Dreyfus Government Cash Management in an amount equal to the aggregate net asset value of the investment in Dreyfus Institutional Government Money Market Fund at the time of the exchange. The net asset value of Dreyfus Government Cash Management’s Administrative shares at the close of business on April 19, 2007, after the reorganization, was $1.00 per share, and a total of $166,517,023 Administrative shares representing net assets of $166,517,023, were issued to Dreyfus Institutional Government Money Market Fund shareholders in the exchange.The exchange was a tax-free event to shareholders.

As of the close of business on April 19, 2007, pursuant to an Agreement and Plan of Reorganization previously approved by Dreyfus Treasury & Agency Cash Management’s Board of Trustees, all of the assets, subject to the liabilities, of Dreyfus Institutional U.S.Treasury Money Market Fund, were transferred to Dreyfus Treasury & Agency Cash Management. Shareholders of Dreyfus Institutional U.S. Treasury Money Market Fund voted affirmatively to approve the reorganization and subsequently received Administrative shares of DreyfusTreasury & Agency Cash Management, in an amount equal to the aggregate net asset value of the investment in Dreyfus Institutional U.S. Treasury Money Market Fund at the time of the exchange. The net asset value of Dreyfus Treasury & Agency Cash Management’s Administrative shares at the close of business on April 19, 2007, after the reorganization, was $1.00 per share, and a total of $213,419,338 Administrative shares representing net assets of $213,419,338, were issued to Dreyfus Institutional U.S. Treasury Money Market Fund shareholders in the exchange. The exchange was a tax-free event to shareholders.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold to the public without a sales charge. Each fund offers Institutional Shares, Investor Shares, Administrative Shares, Participant Shares and Agency Shares. In addition, Dreyfus Cash Management Plus and Dreyfus Treasury & Agency Cash Management also offer Service Shares and Select Shares, Dreyfus Treasury & Agency Cash Management also offers Premier Shares, and Dreyfus New York AMT-Free Municipal Cash Management also offers Classic Shares. Each share class, except Institutional Shares, are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered (by service agents receiving 12b-1 fees) to

The Funds 93

NOTES TO FINANCIAL STATEMENTS (continued)

and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of January 31, 2009, MBC Investment Corp., an indirect subsidiary of BNY Mellon held the following shares:

Dreyfus Cash Management
Plus, Inc., Agency shares	1,042

Dreyfus Municipal Cash
Management Plus, Agency shares	1,032

Dreyfus New York Municipal
Cash Management, Agency shares	1,030

Dreyfus California AMT-Free Municipal
Cash Management, Agency shares	1,029

Dreyfus New York AMT-Free Municipal
Cash Management, Administrative shares	10,000

Dreyfus New York AMT-Free Municipal
Cash Management, Participant shares	10,000

It is each fund’s policy to maintain a continuous net asset value per share of $1.00; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that any fund will be able to maintain a stable net asset value per share of $1.00.

The Company and the Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations which are applicable to all series are allocated among them on a pro rata basis.

Each fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost (other than those securities covered by a Capital Support Agreement, as described in Note 1(f) below, which are carried at market value based upon valuations provided by an independent pricing service approved by the Board of Directors) in accordance with Rule 2a-7 of the Act, which has been determined by the Board members to represent the fair value of each fund’s investments.

The funds adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the funds’ investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, pre-payment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Table 1 is a summary of the inputs used as of January 31, 2009 in valuing the funds’ investments carried at fair value:

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

In March 2008, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and

Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus NewYork AMT-Free Municipal Cash Management follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the funds’ custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: With regards to the Company and the Trust, expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to both series are allocated between them.

(d) Dividends to shareholders: It is the policy of each fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of each fund to continue to qualify for treatment as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions

Table 1.

		Investments in Securities

	Level 1—Quoted	Level 2—Other Significant	Level 3—Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Dreyfus Cash Management	0	39,214,970,121	0	39,214,970,121
Dreyfus Cash Management Plus, Inc.	0	7,449,719,593	0	7,449,719,593
Dreyfus Government Cash Management	0	40,745,019,282	0	40,745,019,282
Dreyfus Government Prime Cash Management	0	9,679,781,875	0	9,679,781,875
Dreyfus Treasury & Agency Cash Management	0	21,717,792,319	0	21,717,792,319
Dreyfus Treasury Prime Cash Management	0	46,519,907,336	0	46,519,907,336
Dreyfus Municipal Cash Management Plus	0	1,561,937,464	0	1,561,937,464
Dreyfus New York Municipal Cash Management	0	1,028,198,004	0	1,028,198,004
Dreyfus Tax Exempt Cash Management	0	6,536,937,405	0	6,536,937,405
Dreyfus California AMT-Free Municipal Cash Management	0	210,961,385	0	210,961,385
Dreyfus New York AMT-Free Municipal Cash Management	0	212,623,395	0	212,623,395

The Funds 95

NOTES TO FINANCIAL STATEMENTS (continued)

of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2009, the funds did not have any liabilities for any uncertain tax positions. The funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the funds did not incur any interest or penalties.

Each of the tax years in the four-year period ended January 31, 2009, remains subject to examination by the Internal Revenue Service and state taxing authorities.

At January 31, 2009, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

Table 2 summarizes each relevant fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 2009.

The tax character of each relevant fund’s distributions paid to shareholders (except for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management) during the fiscal periods ended January 31, 2009 and January 31, 2008, were all ordinary income.

Table 3 summarizes the tax character of distributions paid to shareholders of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management during the fiscal periods ended January 31, 2009 and January 31, 2008.

During the period ended January 31, 2009, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus Government Prime Cash Management increased accumulated undistributed investment income-net by $2,359 and decreased accumulated

Table 2.

			Expiring in fiscal:		($ x 1,000)
	2012†	2013†	2014†	2015†	2016†	2017†	Total
Dreyfus Cash Management	—	—	40	—	—	193	233
Dreyfus Cash Management Plus, Inc.	—	—	4,986	—	—	—	4,986
Dreyfus Government Cash Management	—	—	—	1	—	—	1
Dreyfus Treasury & Agency Cash Management	—	—	—	—	117	—	117

† If not applied, the carryovers expire in the above years.

Table 3.

Tax Character of Distributions Paid ($x 1,000)		2009			2008

			Long-Term			Long-Term
	Tax-Exempt	Ordinary	Capital	Tax-Exempt	Ordinary	Capital
	Income	Income	Gain	Income	Income	Gain

Dreyfus Municipal Cash Management Plus	33,984	73	24	55,794	—	—
Dreyfus New York Municipal Cash Management	16,959	—[a]	7	24,330	76	—
Dreyfus Tax Exempt Cash Management	118,001	60	37	124,978	—	8
Dreyfus California AMT-Free Municipal Cash Management	5,530	21	—	2,198	—	—
Dreyfus New York AMT-Free Municipal Cash Management	82	—	—	4,284	9	—

a Amount represents less than $1,000.

net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2009, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus Municipal Cash Management Plus decreased accumulated net realized gain (loss) on investments by $97,374 and increased accumulated undistributed investment income-net by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2009, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus New York Municipal Cash Management decreased accumulated net realized gain (loss) on investments by $7,136 and increased accumulated undistributed investment income-net by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2009, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus Tax Exempt Cash Management increased accumulated undistributed investment income-net by $96,243 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2009, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus California AMT-Free Municipal Cash Management increased accumulated undistributed investment income-net by $21,447 and decreased accumulated net realized gain (loss) on investment by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At January 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments), except for Dreyfus Cash Management Plus.

At January 31, 2009, for Dreyfus Cash Management Plus, the cost of investments for federal income tax purposes was $7,482,056,463; accordingly, accumulated net unrealized depreciation on investments was $32,336,870, consisting of $51,498,130 gross unrealized appreciation and $83,835,000 gross unrealized depreciation.

(f) Capital Support Agreement: Dreyfus Cash Management Plus, Inc., holds notes (the “Notes”) issued by Lehman Brothers Holdings, Inc. (“Lehman”). In order to mitigate the negative impact of holding these securities in light of the bankruptcy of Lehman, on September 16, 2008, the fund entered into a Capital Support Agreement (the “Agreement”) with BNY Mellon, the parent company of the fund’s adviser. Pursuant to the Agreement, BNY Mellon has agreed to provide capital support to the fund, subject to a maximum amount of $97.2 million (the “Maximum Capital Support Payment”), if any of the following events result in the fund’s net asset value falling below $0.9950:

(i)	Any final sale or other final liquidation of the Notes by the fund for cash in an amount, after deduction of costs, which is less than the amortized cost value of the Notes as of the date such sale or liquidation is consummated;

(ii)	Receipt by the fund of final payment on the Notes in cash in an amount less than the amortized cost value of the Notes less costs in respect thereof, as of the date such final payment is received; and

(iii)	The date upon which a court of competent jurisdic- tion over the matter discharges Lehman from liability in respect of the Notes,and such discharge results in the receipt of aggregate payments on the Notes in an amount less than the amortized cost value of the Notes, less costs in respect thereof, as of the date such final payment is received.

The obligations of BNY Mellon to provide capital support shall terminate upon the earliest to occur of (i) the repayment in full of the Notes, (ii) BNY Mellon making payments equal to the Maximum Capital Support Payment, (iii) the date on which the fund no longer holds any Notes, (iv) the mutual agreement of the fund and BNY Mellon to terminate the Agreement and (v) 5:00 p.m. EasternTime on the date which is 364 days from the date of the Agreement unless BNY Mellon elects in writing to extend the term of the Agreement.

The Funds 97

NOTES TO FINANCIAL STATEMENTS (continued)

(g) Treasury’s Temporary Guarantee Program: Each fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, has been extended by theTreasury until April 30, 2009, after which the Secretary of theTreasury will review the need for, and terms of, the Program. Participation in the initial term and the extended period of the Program required a payment to the Treasury in the amount of .01% and .015%, except for Dreyfus Cash Management Plus, Inc. which is .015% and .022%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense is being borne by the fund without regard to any expense limitation currently in effect.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with the Manager, the management fee of each fund is computed at the annual rate of .20% of the value of such fund’s average daily net assets and is payable monthly.

As to each fund, unless the Manager gives a fund’s investors 90 days notice to the contrary, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage fees,interest on borrowings and extraordinary expenses) other than the following expenses,which will be borne by the fund: the management fee, and with respect to the fund’s Investor Shares, Administrative Shares, Participant Shares, Service Shares, Select Shares, Agency Shares, Premier Shares and Classic Shares, Rule 12b-1 Service Plan expenses.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. During the period ended January 31, 2009, the following funds had reimbursements pursuant to the undertaking: Dreyfus Government Prime Cash Management $24,149; Dreyfus Treasury & Agency Cash Management $1,245,878; Dreyfus Treasury Prime Cash Management $4,518,677 and Dreyfus New York AMT-Free Municipal Cash Management $933.

As to Dreyfus California AMT-Free Municipal Cash Management, the Manager waived receipt of a portion of the management fee, in the amount of .05% of the value of the fund’s average daily net assets from February 1, 2008 through January 31, 2009. The reduction in management fee, pursuant to the undertaking, amounted to $158,678 during the period ended January 31, 2009.This agreement was, and continues to be terminable at any time.

As to Dreyfus New York AMT-Free Municipal Cash Management, unless the Manager gives the fund’s investors 90 days notice to the contrary, but at least until September 30, 2010, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management fee, and with respect to the fund’s Investor Shares,Administrative Shares, Participant Shares, and Classic Shares, Rule 12b-1 Service Plan expenses from January 1, 2009 through September 30, 2010.There was no reduction in management fee, pursuant to the undertaking during the period ended January 31, 2009.

(b) Under each fund’s Service Plan (the “Service Plan”) adopted pursuant to Rule 12b-1 under the Act, with respect to each fund’s Agency shares,Administrative Shares, Investor Shares and Participant Shares, Dreyfus Cash Management Plus’, Service Shares and Select Shares, and Dreyfus Treasury & Agency Cash Management’s, Premier Shares, Service Shares and Select Shares, each fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services relating to shareholders of the respective class of shares. These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts (“Servicing”). Under the Service Plan, as to each relevant class, the Distributor may make payments to Service Agents in respect to these services. Generally, the Service Agent will provide holders of Agency, Administrative, Investor, Participant, Premier, Service or Select Shares a consolidated statement.The Service Agent generally also will provide the holders of Investor, Participant, Premier, Service and/or Select Shares, automated teller check writing privileges and, in the case of Participant, Premier, Service or Select Shares, automated teller machine access, and bill paying services. The amount paid under the Service Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee.The fees payable under the Service Plan are payable without regard to actual expenses incurred. Table 4 summarizes the amount each fund was charged pursuant to the Plan during the period ended January 31, 2009.

Table 4.

	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)

Dreyfus Cash Management	9,448,487	1,460,758	2,456,090	—	—	48,261	—	—
Dreyfus Cash Management Plus, Inc.	4,268,348	1,721,074	4,914,449	364,213	180,435	377	—	—
Dreyfus Government Cash Management	7,251,598	1,552,694	2,758,825	—	—	75,782	—	—
Dreyfus Government Prime
Cash Management	1,939,922	544,521	3,813,423	—	—	24,933	—	—
Dreyfus Treasury & Agency
Cash Management	8,486,538	1,688,006	2,221,513	139,597	418,496	51,349	115,440	—
Dreyfus Treasury Prime
Cash Management	13,871,891	1,296,199	13,258,669	—	—	221,372	—	—
Dreyfus Municipal Cash
Management Plus	1,053,771	424,299	200,867	—	—	1	—	—
Dreyfus New York Municipal
Cash Management	772,141	69,046	211,462	—	—	1	—	—
Dreyfus Tax Exempt Cash Management	1,267,492	515,887	168,687	—	—	1,482	—	—
Dreyfus California AMT-Free Municipal
Cash Management	145,023	1,634	484,766	—	—	1	—	—
Dreyfus New York AMT-Free Municipal
Cash Management	22,193	1	4	—	—	—	—	29,937

The Funds 99

NOTES TO FINANCIAL STATEMENTS (continued)

Table 5 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees are allocated to each fund based on net assets, and each fund pays its Board members an attendance fee of $500 per meeting. Currently, Board members fees are borne by the Manager as to each fund pursuant to the undertakings in effect. See Note 2(a).

NOTE 3—Capital Share Transactions:

Each fund (except for Dreyfus Cash Management Plus) is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Dreyfus Cash Management Plus, Inc. is authorized to issue 110 billion shares of $.001 par value Common Stock.

NOTE 4—Reverse Repurchase Agreements

Dreyfus Cash Management and Dreyfus Cash Management Plus may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the fund of an underlying debt instrument in return for cash proceeds based on a percentage of value of the security.The fund retains the right to receive interest and principal payments on the security.At an agreed upon future date, the fund repurchases the security at principal plus accrued interest. Reverse repurchase agreements may subject the fund to interest rate risk and counter-party credit risk.

During the period ended January 31, 2009, Dreyfus Cash Management Plus entered into reverse repurchase agreements with BNY Mellon and paid interest of $91,875.

The average daily amount outstanding during the period ended January 31, 2009, was approximately $4,425,000, with a related weighted average annualized interest rate of 2.05%.

Table 5.

	Management
	Fees ($)	Distribution Fees ($)

Dreyfus Cash Management	5,891,991	1,449,904
Dreyfus Cash Management Plus, Inc.	1,159,875	739,920
Dreyfus Government Cash Management	6,463,421	1,234,789
Dreyfus Government Prime Cash Management	1,588,686	779,330
Dreyfus Treasury & Agency Cash Management	3,385,840	1,119,655
Dreyfus Treasury Prime Cash Management	4,652,071	3,806,762
Dreyfus Municipal Cash Management Plus	241,098	138,421
Dreyfus New York Municipal Cash Management	94,914	103,860
Dreyfus Tax Exempt Cash Management	894,684	196,539
Dreyfus California AMT-Free Municipal Cash Management	11,569	36,927
Dreyfus New York AMT-Free Municipal Cash Management	13,283	52,135

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees/Directors

Dreyfus Cash Management

Dreyfus Cash Management Plus, Inc.

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Treasury & Agency Cash Management

Dreyfus Treasury Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus California AMT-Free Municipal
Cash Management

Dreyfus New York AMT-Free Municipal
Cash Management

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management (the “Funds”) as of January 31, 2009, and the related statements of opera tions and changes in net assets, and financial highlights for each of the periods indicated therein, except for the state ment of changes in net assets for the year ended December 31, 2007 and financial highlights for the years ended December 31, 2007, 2006 and 2005 for Dreyfus New York AMT-Free Municipal Cash Management, which were audited by other auditors whose report dated February 28, 2008, expressed an unqualified opinion on such statement of changes in net assets and financial high lights. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2009 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of each of the funds referred to above at January 31, 2009, and the results of their operations, the changes in their net assets, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

The Funds 101

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with Federal tax law, Dreyfus Tax Exempt Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management hereby make the following designations regarding the dividends paid from investment income-net during their fiscal year ended January 31, 2009:

— all the dividends paid from investment income-net are “exempt-interest dividends” (not generally subject to regular Federal income taxes).

  except $24,363 of Dreyfus Municipal Cash Management Plus’ exempt-interest dividends that is being designated as a long-term capital gain distribu- tion and $73,011 that is being designated as an ordi- nary income distribution for reporting purposes.
  except $6,750 of Dreyfus NewYork Municipal Cash Management’s exempt-interest dividends that is being designated as a long-term capital gain distri- bution and $386 that is being designated as an ordi- nary income distribution for reporting purposes.
  except $36,514 of Dreyfus Tax Exempt Cash Management’s exempt-interest dividends that is being designated as a long-term capital gain distribu- tion and $59,729 that is being designated as an ordi- nary income distribution for reporting purposes.
  except $21,447 of Dreyfus California AMT-Free Municipal Cash Management’s exempt-interest dividends that is being designated as an ordinary income distribution for reporting purposes.

— for individuals who are residents of New York, “exempt-interest dividends” paid by Dreyfus New York Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are also not subject to NewYork state and NewYork city personal income tax.

— for individuals who are residents of California, “exempt-interest dividends” paid by Dreyfus California AMT-Free Municipal Cash Management are also not subject to California personal income tax.

For State individual income tax purposes Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management hereby designate the following percentage of ordinary dividends paid during the fiscal year ended January 31, 2009 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for income tax purposes in most states, including New York, California and the District of Columbia:

Dreyfus Government Prime
Cash Management	100.00%
Dreyfus Treasury Prime
Cash Management	100.00%

The Funds below designate the following percentage of ordinary income dividends paid during the fiscal year ended January 31, 2009 as qualifying “interest related dividends”:

Dreyfus Cash Management	90.65%
Dreyfus Government Cash Management	100.00%
Dreyfus Government Prime
Cash Management	100.00%
Dreyfus Treasury & Agency
Cash Management	100.00%
Dreyfus Cash
Management Plus, Inc.	86.90%
Dreyfus Treasury Prime
Cash Management	100.00%

BOARD MEMBERS INFORMATION (Unaudited)

The Funds 103

OFFICERS OF THE FUND (Unaudited)

The Funds 105

NOTES

For More Information

Dreyfus Cash Management Funds
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
Dreyfus Cash Management	DICXX	DVCXX	DACXX	DPCXX			DMCXX		
Dreyfus Cash Management Plus, Inc.	DCIXX	DCVXX	DCAXX	DCPXX	DSPXX	DPSXX	DASXX		
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX			DGMXX		
Dreyfus Government Prime Cash Management	DIPXX	DVPXX	DAPXX	DGPXX			DRPXX		
Dreyfus Treasury & Agency Cash Management	DTRXX	DTVXX	DTAXX	DTPXX	DSRXX	DTSXX	DYAXX	DYPXX	
Dreyfus Treasury Prime Cash Management	DIRXX	DVRXX	DARXX	DPRXX			DSAXX		
Dreyfus Municipal Cash Management Plus	DIMXX	DVMXX	DAMXX	DMPXX			DRAXX		
Dreyfus New York Municipal Cash Management	DIYXX	DVYXX	DAYXX	DPYXX			DNCXX		
Dreyfus Tax Exempt Cash Management	DEIXX	DEVXX	DEAXX	DEPXX			DYEXX		
Dreyfus California AMT-Free Municipal Cash Management	DIIXX	DAIXX	DFAXX	DFPXX			DRMXX		
Dreyfus New York AMT-Free Municipal Cash Management	DYIXX	DYVXX	DDVXX	DHPXX					DLCXX

Telephone Call your Dreyfus Investments Division representative or 1-800-346-3621

E-mail Access Dreyfus Investments Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund will disclose daily, on www.dreyfus.com, the complete schedule of each fund's holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. Each fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2009 MBSC Securities Corporation

CMGTAR0109

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,227 in 2008 and $36,227 in 2009.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2008 and $15,828 in 2009.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,651 in 2008 and $3,013 in 2009. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $7,362 in 2008 and $10,670 in 2009. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $2,159,225 in 2008 and $13,421,561 in 2009.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the

Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Cash Management

By:	/s/ J. David Officer

J. David Officer
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	s/ J. David Officer

J. David Officer
President

Date:	March 27, 2009

By:	/s/ James Windels

James Windels
Treasurer

Date:	March 27, 2009

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a 2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)